UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax Managed International Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 27.5%
Capital Markets - 6.7%
3i Group PLC	2,724,693	$53,947,084
Credit Suisse Group	2,190,059	131,831,810
Deutsche Bank AG	704,600	92,003,066
Julius Baer Holding AG	1,464,293	120,152,795
Macquarie Group Ltd.	1,279,596	85,614,477
Man Group PLC	11,117,641	126,204,429

		609,753,661

Commercial Banks - 10.4%
Banco Santander Central Hispano SA	638,040	13,780,355
Barclays PLC	8,550,000	86,348,939
BNP Paribas SA	770,000	83,544,935
Canadian Imperial Bank of Commerce/Canada	257,000	18,371,093
Credit Agricole SA	2,336,170	78,813,606
HBOS PLC	6,998,820	101,769,879
Mitsubishi UFJ Financial Group, Inc.	10,474,100	98,769,987
National Australia Bank Ltd.	689,021	22,696,071
National Bank of Greece SA	432,640	29,668,298
Royal Bank of Scotland Group PLC	11,598,641	102,409,664
Societe Generale	669,963	96,896,024
Standard Chartered PLC	2,827,358	103,188,946
Sumitomo Mitsui Financial Group, Inc.	13,895	102,826,811

		939,084,608

Consumer Finance - 0.8%
ORIX Corp.	434,910	73,146,272

Diversified Financial Services - 3.9%
Deutsche Boerse AG	806,033	159,081,945
Fortis (Euronext Amsterdam)	760,166	19,957,850
Fortis (Euronext Brussels)	1,873,166	49,037,043
ING Groep NV	3,157,863	123,047,184

		351,124,022

Insurance - 5.6%
Allianz SE	724,100	155,999,567
Assicurazioni Generali SpA	745,578	33,749,332
Aviva PLC	5,581,508	74,387,123
Fondiaria-Sai SpA (ordinary shares)	617,196	25,318,041
Fondiaria-Sai SpA (saving shares)	306,752	8,623,512

Friends Provident PLC	4,242,427	13,834,646
Muenchener Rueckversicherungs AG	497,800	96,676,992
QBE Insurance Group Ltd.	3,390,656	98,440,334

		507,029,547

Real Estate Management & Development - 0.1%
Leopalace21 Corp.	487,200	13,089,964
Sino Land Co.	70,439	245,773

		13,335,737

		2,493,473,847

Materials - 14.2%
Chemicals - 4.0%
BASF SE	903,000	133,907,695
Bayer AG	1,564,453	143,069,909
Mitsubishi Chemical Holdings Corp.	5,673,000	43,283,150
Mitsui Chemicals, Inc.	5,848,000	37,964,287

		358,225,041

Construction Materials - 0.3%
Buzzi Unicem SpA	1,087,991	30,068,001

Metals & Mining - 9.0%
Anglo American PLC	1,112,873	67,552,781
Antofagasta PLC	613,400	8,696,228
ArcelorMittal (Euronext Amsterdam)	567,200	43,968,156
ArcelorMittal (Euronext Paris)	571,407	44,371,375
BHP Billiton PLC	2,234,826	68,147,239
JFE Holdings, Inc.	1,693,200	84,904,091
Kazakhmys PLC	1,122,136	30,360,040
Nippon Steel Corp.	6,656,000	40,740,958
Rio Tinto PLC	1,467,170	154,408,234
Voestalpine AG	589,100	42,219,970
Xstrata PLC	3,221,120	226,028,572

		811,397,644

Paper & Forest Products - 0.9%
Stora Enso Oyj-Class R	2,464,400	36,788,214
Svenska Cellulosa AB-Class B	2,601,000	45,935,739

		82,723,953

		1,282,414,639

Industrials - 11.2%
Aerospace & Defense - 1.5%
BAE Systems PLC	13,219,520	131,189,002

Airlines - 1.0%
Air France-KLM	911,549	31,857,226
Deutsche Lufthansa AG	2,125,000	56,644,969

		88,502,195

Commercial Services & Supplies - 0.2%
Capita Group PLC	1,450,579	20,109,948

Electrical Equipment - 1.9%
ABB Ltd.	5,161,914	148,827,116
Renewable Energy Corp. (a)	518,868	26,025,648

		174,852,764

Industrial Conglomerates - 1.4%
Siemens AG	817,753	130,024,511

Machinery - 1.2%
Komatsu Ltd.	1,714,400	45,978,767
NGK Insulators Ltd.	2,226,000	59,681,960

		105,660,727

Marine - 0.8%
Mitsui OSK Lines Ltd.	3,329,000	42,086,177
Nippon Yusen KK	3,912,000	30,818,698

		72,904,875

Trading Companies & Distributors - 3.2%
Mitsubishi Corp.	4,501,000	121,818,132
Mitsui & Co. Ltd.	7,858,000	164,095,651

		285,913,783

		1,009,157,805

Energy - 9.9%
Energy Equipment & Services - 1.0%
Aker Kvaerner ASA	1,948,611	51,428,760
Technip SA	541,815	43,096,606

		94,525,366

Oil, Gas & Consumable Fuels - 8.9%
BG Group PLC	3,739,632	85,800,257
BP PLC	4,008,900	48,989,625
ENI SpA	2,550,940	93,099,925
Nippon Mining Holdings, Inc.	3,496,000	22,173,709
Origin Energy Ltd.	0	2
Petro-Canada	201,200	10,855,565
Repsol YPF SA	1,282,600	45,754,393
Royal Dutch Shell PLC	2,893,316	121,972,002
Royal Dutch Shell PLC-Class B	387,899	16,169,814
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	2,765,943	116,763,934
StatoilHydro ASA	3,294,019	101,622,988
Total SA	1,663,143	137,708,795

		800,911,009

		895,436,375

Consumer Discretionary - 7.7%
Auto Components - 0.8%
Compagnie Generale des Etablissements Michelin-Class B	679,500	77,686,063

Automobiles - 3.6%
Fiat SpA	2,308,658	59,413,376
Nissan Motor Co. Ltd.	7,648,100	83,475,130
Renault SA	858,500	121,754,561
Toyota Motor Corp.	1,090,600	58,083,908

		322,726,975

Household Durables - 1.5%
Persimmon PLC	1,433,000	22,828,732
Sharp Corp.	5,022,000	89,583,164
Taylor Wimpey PLC	5,036,868	20,285,897

		132,697,793

Media - 0.2%
Lagardere SCA	281,000	21,044,160

Specialty Retail - 1.6%
Esprit Holdings Ltd.	5,602,200	83,133,911
Inditex SA	1,028,555	62,237,750

		145,371,661

		699,526,652

Consumer Staples - 6.4%
Food & Staples Retailing - 1.1%
Koninklijke Ahold NV	3,607,180	49,955,232
Tesco PLC	5,364,823	51,032,975

		100,988,207

Food Products - 3.1%
Associated British Foods PLC	1,452,900	25,917,193
Nestle SA	340,928	156,550,765
Unilever PLC	2,471,170	92,680,679

		275,148,637

Household Products - 0.9%
Reckitt Benckiser PLC	1,405,878	81,695,465

Personal Products - 0.7%
L’Oreal SA	459,670	65,823,481

Tobacco - 0.6%
British American Tobacco PLC	1,350,442	52,792,884

		576,448,674

Information Technology - 5.7%
Communications Equipment - 2.5%
Nokia OYJ	5,974,589	229,527,472

Computers & Peripherals - 2.2%
Fujitsu Ltd.	15,019,000	100,469,144
Toshiba Corp.	13,626,000	100,559,372

		201,028,516

Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	1,647,000	28,873,559

Software - 0.7%
Nintendo Co. Ltd.	99,300	58,304,156

		517,733,703

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 2.7%
Deutsche Telekom AG-Class W	1,162,800	25,592,509
France Telecom SA	809,900	29,051,681
Nippon Telegraph & Telephone Corp.	5,236	26,027,786
Telefonica SA	5,087,443	164,915,877

		245,587,853

Wireless Telecommunication Services - 2.6%
Vodafone Group PLC	61,979,027	232,663,691

		478,251,544

Utilities - 5.0%
Electric Utilities - 1.7%
E.ON AG	453,900	96,495,855
Tokyo Electric Power Co. Inc.	2,204,600	57,068,806

		153,564,661

Independent Power Producers & Energy Traders - 1.1%
Iberdrola Renovables (a)	3,462,875	28,605,370
International Power PLC	7,845,437	70,720,986

		99,326,356

Multi-Utilities - 2.2%
RWE AG	371,510	52,089,475
Suez SA	1,078,852	73,433,025
Veolia Environnement	832,871	75,865,017

		201,387,517

		454,278,534

Health Care - 3.9%
Biotechnology - 0.6%
CSL Ltd./Australia	1,568,397	49,686,737

Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	349,400	49,978,176
Essilor International SA	1,082,124	69,026,237

		119,004,413

Pharmaceuticals - 2.0%
AstraZeneca PLC	549,000	23,630,484
GlaxoSmithKline PLC	1,568,800	39,842,045
Roche Holding AG	309,684	53,533,748
Sanofi-Aventis SA	706,698	64,691,309

		181,697,586

		350,388,736

Total Common Stocks (cost $7,304,752,392)		8,757,110,509

PREFERRED STOCKS - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Porsche Automobil Hldg - PDF
Zero Coupon (cost $62,995,636)	32,396	65,421,739

				Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreements - 2.1%
State Street Bank & Trust Co. due 01/02/2008 in the amount of $190,744,374 (collateralized by $193,110,000 FHLB & FNMA, 3.25% to 3.75%, due 8/15/08, value $194,529,729) (cost $190,711,000)				$190,711	190,711,000

Total Investments - 99.6% (cost $7,558,459,028)					9,013,243,248
Other assets less liabilities - 0.4%					37,941,903

Net Assets - 100.0%					$9,051,185,151

FINANCIAL FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Topix Index Futures	456	March 2008	$64,064,092	$60,002,686	$(4,061,406)

(a)	Non-income producing security.

An amount equivalent to U.S. $2,326,635 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Country Breakdown*

December 31, 2007 (unaudited)

Summary

27.4%	United Kingdom
17.6%	Japan
13.4%	Germany
12.4%	France
7.3%	Switzerland
3.5%	Spain
3.0%	Finland
2.9%	Australia
2.8%	Italy
2.6%	Netherlands
2.0%	Norway
0.9%	Hong Kong
0.5%	Belgium
1.6%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 0.5% or less in the following countries: Austria, Canada, Greece, Sweden.

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 27.3%
Capital Markets - 6.9%
3i Group PLC	1,274,659	$25,237,389
Credit Suisse Group	1,044,182	62,855,112
Deutsche Bank AG	343,300	44,826,359
Julius Baer Holding AG	689,234	56,555,205
Macquarie Group Ltd. (a)	596,795	39,930,018
Man Group PLC	5,345,101	60,676,128

		290,080,211

Commercial Banks - 10.5%
Banco Santander Central Hispano SA	299,277	6,463,769
Barclays PLC	3,589,900	36,255,445
BNP Paribas SA	467,870	50,763,856
Canadian Imperial Bank of Commerce/Canada	113,120	8,086,163
Credit Agricole SA	991,672	33,455,291
HBOS PLC	3,301,400	48,005,675
Mitsubishi UFJ Financial Group, Inc.	4,750,000	44,792,148
National Australia Bank Ltd.	329,321	10,847,699
National Bank of Greece SA	312,720	21,444,782
Royal Bank of Scotland Group PLC	5,879,033	51,908,651
Societe Generale	297,254	42,991,525
Standard Chartered PLC	1,327,875	48,462,919
Sumitomo Mitsui Financial Group, Inc.	5,882	43,528,413

		447,006,336

Consumer Finance - 0.8%
ORIX Corp.	187,400	31,518,271

Diversified Financial Services - 3.9%
Deutsche Boerse AG	387,522	76,482,915
Fortis (Euronext Amsterdam)	350,166	9,193,466
Fortis (Euronext Brussels)	906,498	23,730,936
ING Groep NV	1,455,900	56,729,629

		166,136,946

Insurance - 5.1%
Allianz SE	278,400	59,978,290
Assicurazioni Generali SpA	346,549	15,686,886
Aviva PLC	2,632,488	35,084,285
Fondiaria-Sai SpA (ordinary shares)	364,200	14,939,874
Fondiaria-Sai SpA (saving shares)	55,400	1,557,423

Muenchener Rueckversicherungs AG	230,500	44,765,060
QBE Insurance Group Ltd.	1,558,096	45,235,934

		217,247,752

Real Estate Management & Development - 0.1%
Leopalace21 Corp.	192,200	5,163,980

		1,157,153,496

Materials - 14.8%
Chemicals - 4.0%
BASF SE	410,200	60,829,387
Bayer AG	758,959	69,407,131
Mitsubishi Chemical Holdings Corp.	3,930,500	29,988,440
Mitsui Chemicals, Inc.	1,806,000	11,724,265

		171,949,223

Construction Materials - 0.4%
Buzzi Unicem SpA	563,800	15,581,323

Metals & Mining - 9.5%
Anglo American PLC	692,830	42,055,646
Antofagasta PLC	443,200	6,283,287
ArcelorMittal (Euronext Paris)	567,414	44,061,307
BHP Billiton PLC	1,069,585	32,615,185
JFE Holdings, Inc.	869,900	43,620,405
Kazakhmys PLC	601,400	16,271,226
Nippon Steel Corp.	3,332,000	20,394,963
Rio Tinto PLC	801,410	84,342,171
Voestalpine AG	216,200	15,494,750
Xstrata PLC	1,375,139	96,494,606

		401,633,546

Paper & Forest Products - 0.9%
Stora Enso Oyj-Class R	1,151,600	17,190,921
Svenska Cellulosa AB-Class B	1,209,300	21,357,205

		38,548,126

		627,712,218

Industrials - 10.1%
Aerospace & Defense - 1.4%
BAE Systems PLC	6,143,357	60,965,971

Airlines - 1.0%
Air France-KLM	415,900	14,535,061
Deutsche Lufthansa AG	980,000	26,123,327

		40,658,388

Commercial Services & Supplies - 0.2%
Capita Group PLC	697,404	9,668,390

Electrical Equipment - 1.9%
ABB Ltd.	2,432,016	70,119,325
Renewable Energy Corp. (b)	244,571	12,267,318

		82,386,643

Industrial Conglomerates - 1.5%
Siemens AG	387,151	61,557,853

Machinery - 1.1%
Komatsu Ltd. (a)	739,700	19,838,132
NGK Insulators Ltd.	1,065,000	28,554,038

		48,392,170

Marine - 0.8%
Mitsui OSK Lines Ltd.	1,472,000	18,609,448
Nippon Yusen KK	1,824,000	14,369,454

		32,978,902

Trading Companies & Distributors - 2.2%
Mitsubishi Corp.	584,200	15,811,187
Mitsui & Co. Ltd.	3,730,000	77,892,184

		93,703,371

		430,311,688

Energy - 10.0%
Energy Equipment & Services - 1.1%
Aker Kvaerner ASA	902,750	23,825,850
Technip SA	260,492	20,719,842

		44,545,692

Oil, Gas & Consumable Fuels - 8.9%
BG Group PLC	1,770,936	40,631,475
BP PLC	1,867,900	22,826,142
ENI SpA	1,367,200	49,897,770
Nippon Mining Holdings, Inc.	1,680,000	10,655,558
Origin Energy Ltd.	0	2
Petro-Canada	41,300	2,228,304
Repsol YPF SA	479,200	17,094,578
Royal Dutch Shell PLC	898,369	37,872,070
Royal Dutch Shell PLC-Class B	728,096	30,351,141
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,320,442	55,742,292
StatoilHydro ASA	1,183,636	36,516,070
Total SA (a)	899,518	74,480,390

		378,295,792

		422,841,484

Consumer Discretionary - 8.0%
Auto Components - 1.3%
Compagnie Generale des Etablissements Michelin-Class B	312,100	35,681,855
Denso Corp.	540,400	21,991,152

		57,673,007

Automobiles - 3.6%
Fiat SpA	1,143,439	29,426,433
Nissan Motor Co. Ltd.	4,655,500	50,812,420
Renault SA	388,900	55,154,745
Toyota Motor Corp.	305,000	16,243,895

		151,637,493

Household Durables - 1.2%
Sharp Corp.	2,290,000	40,849,352
Taylor Wimpey PLC	2,315,011	9,323,666

		50,173,018

Media - 0.3%
Lagardere SCA	166,000	12,431,781

Specialty Retail - 1.6%
Esprit Holdings Ltd.	2,541,500	37,714,619
Inditex SA	494,505	29,922,443

		67,637,062

		339,552,361

Consumer Staples - 6.6%
Food & Staples Retailing - 1.3%
Koninklijke Ahold NV	2,093,900	28,998,071
Tesco PLC	2,561,966	24,370,747

		53,368,818

Food Products - 3.1%
Associated British Foods PLC	733,100	13,077,221
Nestle SA	163,910	75,265,850
Unilever PLC	1,182,699	44,356,862

		132,699,933

Household Products - 0.9%
Reckitt Benckiser PLC	663,443	38,552,623

Personal Products - 0.7%
L’Oreal SA	215,208	30,817,194

Tobacco - 0.6%
British American Tobacco PLC	639,514	25,000,547

		280,439,115

Telecommunication Services - 6.4%
Diversified Telecommunication Services - 3.7%
Deutsche Telekom AG-Class W	543,500	11,962,099
France Telecom SA	572,800	20,546,737
Nippon Telegraph & Telephone Corp.	3,824	19,008,834
Telefonica SA	2,381,124	77,187,135
TeliaSonera AB	3,037,639	28,379,371

		157,084,176

Wireless Telecommunication Services - 2.7%
Vodafone Group PLC	30,071,430	112,885,443

		269,969,619

Information Technology - 5.5%
Communications Equipment - 2.7%
Nokia OYJ	2,991,528	114,926,376

Computers & Peripherals - 1.9%
Fujitsu Ltd.	4,876,000	32,617,854
Toshiba Corp.	6,342,000	46,803,723

		79,421,577

Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	763,000	13,376,154

Software - 0.6%
Nintendo Co. Ltd.	46,000	27,008,975

		234,733,082

Utilities - 5.3%
Electric Utilities - 1.9%
E.ON AG	211,400	44,942,110
Tokyo Electric Power Co. Inc.	1,340,900	34,710,860

		79,652,970

Independent Power Producers & Energy Traders - 1.1%
Iberdrola Renovables (b)	1,664,878	13,752,865
International Power PLC	3,771,902	34,000,990

		47,753,855

Multi-Utilities - 2.3%
RWE AG	191,960	26,914,741
Suez SA	516,338	35,145,007
Veolia Environnement	387,396	35,287,343

		97,347,091

		224,753,916

Health Care - 4.1%
Biotechnology - 0.6%
CSL Ltd./Australia	730,602	23,145,434

Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	156,900	22,442,976
Essilor International SA	506,258	32,293,050

		54,736,026

Pharmaceuticals - 2.2%
AstraZeneca PLC	291,500	12,546,969
GlaxoSmithKline PLC	843,500	21,421,956
Roche Holding AG	146,653	25,351,277
Sanofi-Aventis SA	390,379	35,735,390

		95,055,592

		172,937,052

Total Common Stocks (cost $3,409,459,660)		4,160,404,031

PREFERRED STOCKS - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Porsche Automobil Hldg – PDF (cost $28,097,859)	15,083	30,459,195

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
State Street Bank & Trust Co. due 01/02/2008 in the amount of $30,654,364 (collateralized by $30,925,000 FHLB, 3.75%, due 8/15/08, value $31,266,412) (cost $30,649,000)	$30,649	30,649,000

Total Investments Before Security Lending Collateral - 99.5% (cost $3,468,206,519)		4,221,512,226

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Short Terms - 0.9%
Bear Stearns, 1.40%, 12/31/07 due 1/02/08 in the amount of $7,000,544 (collateralized by $6,485,000 U.S. Treasury Inflation Index, 1.625%, due 1/15/15, value $7,186,940)	7,000	7,000,000
Citibank 1.25%, 1/02/08	3,322	3,322,000
Deutsche Bank, 1.49%, 12/31/07 due 1/02/08 in the amount of $7,000,579 (collateralized by $6,483,000 U.S. Treasury Inflation Index, .875%, due 4/15/10, value $7,144,449)	7,000	7,000,000
Lehman Brothers, 1.25%, 12/31/07 due 1/02/08 in the amount of $7,000,486 (collateralized by $5,475,000 U.S. Treasury Note, 6.75%, due 8/15/26, value $7,142,309)	7,000	7,000,000
Morgan Stanley, 1.25%, 12/31/07 due 1/02/08 in the amount of $7,000,486 (collateralized by $4,715,000 U.S. Treasury Inflation Index, 3.375%, due 4/15/32, value $7,152,643)	7,000	7,000,000
RBS Greenwich, 1.35%, 12/31/07 due 1/02/08 in the amount of $7,000,525 (collateralized by $6,516,000 U.S. Treasury Note, 12.00%, due 8/15/13, value $7,148,256)	7,000	7,000,000

Total Investment of Cash Collateral for Securities Loaned (cost $38,322,000)		38,322,000

Total Investments - 100.4% (cost $3,506,528,519)		4,259,834,226
Other assets less liabilities - (0.4)%		(18,558,758)

Net Assets - 100.0%		$4,241,275,468

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	106	March 2008	$13,582,304	$13,620,285	$37,981

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

An amount equivalent to U.S. $633,011 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FHLB	-	Federal Home Loan Bank

Country Breakdown*

December 31, 2007 (unaudited)

Summary

27.9%	United Kingdom
17.1%	Japan
13.6%	France
13.2%	Germany
7.4%	Switzerland
3.4%	Spain
3.1%	Finland
3.0%	Italy
2.8%	Australia
2.3%	Netherlands
1.7%	Norway
1.2%	Sweden
0.9%	Hong Kong
1.7%	Other
0.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2007. The fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. ‘Other’ country weightings represents 0.9% or less in the following countries: Austria, Belgium, Canada, Greece.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.5%
Financials - 19.4%
Capital Markets - 0.2%
Investcorp Bank BSC (GDR) (a)	1,627	$45,523
Investcorp Bank BSC (b)	200,900	5,621,182

		5,666,705

Commercial Banks - 13.2%
ABSA Group Ltd.	969,918	15,764,866
Andhra Bank	2,222,000	5,831,708
Banco Comercial Portugues SA-Class R	1	4
Banco do Brasil SA	1,303,800	22,267,146
Banco Santander Chile SA (ADR)	109,241	5,570,199
Bank Central Asia Tbk PT	16,685,000	12,785,545
Bank Hapoalim BM	5,807,300	28,948,206
Bank Leumi Le-Israel	2,984,500	14,475,245
Bank Mandiri Persero Tbk PT	6,185,500	2,267,030
Bank Pekao SA	60,297	5,558,338
Canara Bank	4,031,000	33,767,749
China Construction Bank Corp.-Class H	15,693,000	13,161,732
Hana Financial Group, Inc.	224,800	12,069,727
Industrial & Commercial Bank of China Ltd.-Class H	31,956,000	22,645,015
Industrial Bank of Korea (b)	1,301,300	24,278,276
Investimentos Itau SA	5,815,237	38,387,098
Kookmin Bank	330,700	24,377,223
Oriental Bank Of Commerce	765,000	5,378,418
Punjab National Bank Ltd.	741,000	12,333,927
Shinhan Financial Group Co. Ltd. (b)	751,046	42,602,937
Siam City Bank Public Co. Ltd.	1,638,500	723,912
Standard Bank Group Ltd.	1,567,500	22,967,756
State Bank of India Ltd. (GDR) (a)	25,450	3,063,049
Turkiye Is Bankasi-Class C	2,589,336	16,174,368
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	103,200	14,410,848
Woori Finance Holdings Co. Ltd. (b)	765,850	15,373,439

		415,183,761

Diversified Financial Services - 0.7%
Bolsa De Mercadorias E Futuros (b)	245,200	3,443,820
FirstRand Ltd.	3,921,249	11,310,614

Yuanta Financial Holding Co. Ltd. (b)	10,862,000	7,007,894

		21,762,328

Insurance - 2.8%
Cathay Financial Holding Co. Ltd.	11,482,053	23,724,687
China Life Insurance Co. Ltd.-Class H	3,147,000	16,085,772
LIG Non-Life Insurance Co. Ltd.	175,000	4,384,790
Sanlam Ltd.	12,913,657	42,994,499

		87,189,748

Real Estate - 0.5%
BR Malls Participacoes SA (b)	316,900	4,272,809
Phoenix Mills Ltd.	175,242	10,313,491

		14,586,300

Real Estate Management & Development - 0.8%
Ayala Land, Inc.	34,800,420	11,823,828
Sino-Ocean Land Holdings Ltd. (b)	10,117,500	12,534,313
Sinpas Gayrimenkul Yatirim (b)	344,597	2,410,471

		26,768,612

Thrifts & Mortgage Finance - 1.2%
Housing Development Finance Corp.	511,593	36,638,421

		607,795,875

Materials - 16.2%
Chemicals - 2.1%
Hanwha Chem Corp. (b)	480,510	9,364,919
Honam Petrochemical Corp. (b)	184,200	20,460,072
PTT Chemical PCL	5,938,693	21,861,301
Taiwan Fertilizer Co. Ltd.	6,474,000	15,725,660

		67,411,952

Construction Materials - 0.4%
Asia Cement Corp.	432	626
Cemex SAB de CV (b)	4,307,334	11,164,663

		11,165,289

Metals & Mining - 13.5%
Aneka Tambang	35,472,000	16,540,560
Antofagasta PLC	744,800	10,559,098
ArcelorMittal South Africa Ltd.	698,900	13,978,852
BHP Billiton PLC	374,711	11,368,824
Cherepovets Severstal (GDR) (a)	163,574	3,794,917
China Steel Corp.	16,869,945	22,441,563
Cia Vale do Rio Doce (Sponsored) (ADR)	3,036,400	84,958,472
Evraz Group SA (GDR) (a)	91,657	7,103,417
Gerdau SA (ADR)	676,714	19,631,473
Hyundai Steel Co.	224,980	18,772,552
Impala Platinum Holdings Ltd.	389,891	13,547,656
Jiangxi Copper Co. Ltd.-Class H	4,888,000	11,699,819
Kardemir Karabuk Demir Celik-Class D (b)	3,531,402	4,145,521
KGHM Polska Miedz SA	253,000	10,816,670

Magnitogorsk Iron & Steel Works (London) (GDR) (a)	680,500	11,398,375
Magnitogorsk Iron & Steel Works (US) (GDR) (a)	458,500	7,679,875
MMC Norilsk Nickel (ADR)	190,718	51,636,898
POSCO	36,730	22,191,543
Severstal (GDR) (a)	208,148	4,829,034
Southern Copper Corp.	210,000	22,077,300
Steel Authority of India Ltd.	3,215,651	22,795,834
Usinas Siderurgicas de Minas Gerais SA	180,050	8,395,590
Vedanta Resources PLC	420,712	17,068,674
Vimetco NV (GDR) (a)(b)	623,517	5,954,587

		423,387,104

Paper & Forest Products - 0.2%
Empresas CMPC SA	64,500	2,435,184
Votorantim Celulose e Papel, SA ADR (ADR)	145,300	4,331,393

		6,766,577

		508,730,922

Energy - 14.7%
Energy Equipment & Services - 0.9%
Integra Group Holdings (GDR) (a)(b)	245,734	4,157,819
Tenaris SA	6	134
Tenaris SA (ADR)	525,910	23,523,954

		27,681,907

Oil, Gas & Consumable Fuels - 13.8%
Brasil Ecodiesel Industria E (b)	420,100	1,626,117
Cairn India Ltd. (b)	2,134,528	13,628,216
Chennai Petroleum Corp. Ltd.	382,372	4,123,409
China Petroleum & Chemical Corp.-Class H	36,489,000	54,001,216
CNOOC Ltd.	13,624,000	22,879,755
Gazprom OAO (Sponsored) (ADR) (a)	1,003,799	56,915,403
The Great Eastern Shipping Co. Ltd.	979,790	13,678,177
GS Holdings Corp.	133,400	8,185,831
LUKOIL (London) (Sponsored) (ADR)	109,900	9,464,836
LUKOIL (US) (Sponsored) (ADR)	551,924	47,741,426
OAO Gazprom (ADR)	268,409	15,166,940
PetroChina Co. Ltd.-Class H	14,438,000	25,430,243
Petroleo Brasileiro SA (Sponsored) (ADR)	545,980	52,534,196
Ptt Aromatics & Refin-foreign (b)	6,893,619	8,831,445
PTT PCL	2,807,800	31,341,333
Sasol Ltd.	375,624	18,613,472
SK Energy Co. Ltd.	120,205	22,929,904
Thai Oil PCL	3,820,700	9,811,208
Tupras-turkiye Petrol Rafinerileri A.S.	568,050	16,556,765

		433,459,892

		461,141,799

Information Technology - 12.1%
Communications Equipment - 0.3%
AAC Acoustic Technology Holdings, Inc. (b)	6,847,000	9,117,208

Computers & Peripherals - 2.7%
Asustek Computer, Inc.	3,243,000	9,649,851
CMC Magnetics Corp. (b)	26,933,000	9,300,594
Compal Electronics, Inc.	19,922,946	21,693,721
High Tech Computer Corp.	256,000	4,687,983
InnoLux Display Corp. (GDR) (a)(b)	2,651,222	18,028,309
Positivo Information SA	61,400	1,500,161
Quanta Computer, Inc.	742,210	1,047,368
Ritek Corp. (b)	12,760,000	3,001,723
Wistron Corp.	6,252,233	11,483,367
Wistron Corp. (GDR) (a)	189,934	3,531,120

		83,924,197

Electronic Equipment & Instruments - 2.8%
AU Optronics Corp.	2,423,523	4,673,777
AU Optronics Corp. (Sponsored) (ADR)	961,911	18,468,691
Chunghwa Picture Tubes Ltd. (b)	21,196,000	7,272,214
DataTec Ltd.	1,265,000	6,145,714
Delta Electronics, Inc.	1,700,200	5,757,114
HON HAI Precision Industry Co. Ltd.	2,919,800	17,996,120
Kinsus Interconnect Technology Corp.	2,155,000	6,715,270
LG.Philips LCD Co. Ltd.	409,140	21,636,056

		88,664,956

IT Services - 0.1%
Redecard SA	110,200	1,783,011

Semiconductors & Semiconductor Equipment - 6.2%
Hynix Semiconductor, Inc. (b)	1,182,000	32,374,303
King Yuan Electronics Co. Ltd.	37	18
MediaTek, Inc.	1,122,000	14,381,624
Powerchip Semiconductor Corp.	52,223,570	22,009,113
Samsung Electronics Co. Ltd.	112,988	66,493,159
Siliconware Precision Industries Co.	7,540,331	13,245,113
Taiwan Semiconductor Manufacturing Co. Ltd.	8,327,156	15,788,177
United Microelectronics Corp.	48,215,403	29,953,919

		194,245,426

		377,734,798

Telecommunication Services - 10.8%
Diversified Telecommunication Services - 3.9%
Brasil Telecom Participacoes SA (ADR)	12,500	932,250
Carso Global Telecom SA de CV (b)	738,200	3,456,202
China Netcom Group Corp. Ltd.	8,146,200	24,218,734
China Telecom Corp. Ltd.-Class H	25,340,000	19,857,998
Global Village Telecom Holding SA (b)	29,500	592,486
Golden Telecom, Inc. (b)	102,000	10,296,900

Telefonos de Mexico SA de CV	4,797,300	8,878,761
Telefonos de Mexico SA de CV (ADR)	514,100	18,939,444
Telekomunikasi Indonesia Tbk PT	33,489,000	35,452,790
Telenorte Leste Particip-adr (ADR)	26,500	510,920

		123,136,485

Wireless Telecommunication Services - 6.9%
America Movil SAB de CV Series L (ADR)	688,400	42,260,876
Bharti Airtel Ltd. (b)	627,733	15,600,358
Cellcom Israel Ltd.	126,000	4,001,760
China Mobile Ltd.	2,122,500	36,962,266
Digi.Com BHD	915,600	6,832,594
Mobile Telesystems OJSC (ADR)	147,000	14,963,130
MTN Group Ltd.	1,241,746	23,257,482
Partner Communications Co.	917,960	20,339,486
Philippine Long Distance Telephone Co.	243,300	18,619,113
Tim Participacoes SA (ADR)	112,100	3,917,895
Turkcell Iletisim Hizmet AS (ADR)	88,600	2,442,702
Turkcell Iletisim Hizmet AS	1,042,658	11,452,236
Vimpel-Communications (ADR)	343,800	14,302,080

		214,951,978

		338,088,463

Industrials - 7.0%
Air Freight & Logistics - 0.2%
Imperial Holdings Ltd.	422,400	6,449,897

Airlines - 0.1%
Thai Airways International PCL	2,454,800	2,860,350

Construction & Engineering - 2.6%
Aveng Ltd.	868,520	7,678,745
China Communications Construction Co. Ltd.-Class H	10,024,000	26,104,907
Daelim Industrial Co.	35,376	6,689,045
Empresas ICA SAB de CV (b)	690,700	4,555,812
Empresas ICA SAB de CV (ADR) (b)	90,600	2,391,840
GS Engineering & Construction Corp.	101,045	16,615,811
Orascom Construction Industries (London) (GDR) (a)	9,117	1,912,636
Orascom Construction Industries (NYSE) (GDR) (a)	70,838	14,696,037

		80,644,833

Electrical Equipment - 0.8%
Bharat Heavy Electricals Ltd.	263,778	17,115,393
Harbin Power Equipment-Class H	1,906,000	5,989,335
Walsin Lihwa Corp.	6,434,000	2,630,088

		25,734,816

Industrial Conglomerates - 1.3%
Alfa SA de CV-Class A	2,920,200	18,862,785
Bidvest Group Ltd.	749,400	13,189,835

Murray & Roberts Holdings Ltd.	719,164	10,672,137

		42,724,757

Machinery - 0.6%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	265,297	14,471,316
Hanjin Heavy Industries & Construction Co. Ltd. (b)	47,270	3,479,411

		17,950,727

Marine - 0.9%
Precious Shipping PCL	1,896,000	1,632,299
Regional Container Lines PCL	5,141,900	4,541,236
Sinotrans Shipping Ltd. (b)	20,599,000	17,303,646
Thoresen Thai Agencies PCL	2,743,100	3,847,751

		27,324,932

Road & Rail - 0.2%
All America Latina Logistica SA	183,709	2,377,896
Localiza Rent A CAR	345,200	3,663,387

		6,041,283

Transportation Infrastructure - 0.3%
Cia de Concessoes Rodoviarias	90,300	1,395,085
DP World Ltd. (b)	1,810,375	2,154,346
Novorossiysk Commercial Sea Port (GDR) (a)(b)	248,446	4,968,920

		8,518,351

		218,249,946

Consumer Discretionary - 5.4%
Auto Components - 0.5%
Hyundai Mobis	180,260	16,656,402

Automobiles - 1.6%
Ford Otomotiv Sanayi AS	625,261	6,430,386
Great Wall Motor Co. Ltd.-Class H	7,429,000	10,511,893
Hyundai Motor Co.	417,810	31,665,877
Hyundai Motor Co. (Preference)	75,740	2,762,209

		51,370,365

Hotels Restaurants & Leisure - 0.1%
Magnum Corp. BHD	4,177,100	4,109,329

Household Durables - 0.5%
Gafisa SA (ADR) (b)	214,400	8,029,280
Urbi Desarrollos Urbanos SA de C.V. (b)	1,728,300	5,969,866

		13,999,146

Media - 1.1%
Focus Media Holding Ltd. (ADR) (b)	88,400	5,022,004
Grupo Televisa SA (Sponsored) (ADR)	414,200	9,845,534
Megacable Holdings SAB de CV (b)	585,900	1,989,450
Naspers Ltd.-Class N	572,461	13,549,304
NET Servicos de Comunicacao SA (b)	255,400	3,113,584
NET Servicos de Comunicacao SA (ADR)	33,000	395,340

		33,915,216

Multiline Retail - 0.8%
Lojas Renner SA	455,100	9,204,270
Lotte Shopping Co. Ltd.	38,996	17,087,257

		26,291,527

Specialty Retail - 0.2%
Foschini Ltd.	715,200	5,033,404

Textiles Apparel & Luxury Goods - 0.6%
Bosideng International Holdings Ltd. (b)	11,114,000	3,563,367
Pacific Textile Holdings Ltd.	5,630,000	1,511,269
POU Chen Corp.	6,868,797	6,398,651
Weiqiao Textile Co.-Class H	3,936,100	5,571,560

		17,044,847

		168,420,236

Consumer Staples - 3.6%
Beverages - 0.7%
Central European Distribution Corp. (b)	80,676	4,685,662
Cia de Bebidas das Americas (ADR)	130,447	9,265,650
Compania Cervecerias Unidas SA	173,000	1,210,774
Compania Cervecerias Unidas SA (ADR)	27,500	983,400
Fomento Economico Mexicano SAB de CV (ADR)	184,527	7,043,396

		23,188,882

Food & Staples Retailing - 0.3%
Centros Comerciales Sudamericanos SA	1,157,303	4,657,567
Wal-Mart de Mexico SAB de CV Series V	1,205,900	4,204,071

		8,861,638

Food Products - 1.7%
China Mengniu Dairy Co. Ltd.	267,000	967,000
China Yurun Food Group Ltd.	19,956,000	32,864,781
Marfrig Friforificos E Comer	490,900	4,205,744
Multiexport Foods SA (b)	1,750,016	783,720
Synear Food Holdings Ltd.	2,766,000	3,197,869
Universal Robina Corp.	10,337,000	3,463,527
Wimm-Bill-Dann Foods OJSC (ADR)	58,388	7,651,164

		53,133,805

Household Products - 0.1%
Hindustan Unilever Ltd.	471,312	2,519,389

Tobacco - 0.8%
ITC Ltd.	1,963,501	10,402,543
KT&G Corp.	169,467	14,386,662

		24,789,205

		112,492,919

Utilities - 1.9%
Electric Utilities - 0.8%
CEZ	150,586	11,209,516
Cia Energetica de Minas Gerais	274,782	5,017,087

Cia Energetica de Minas Gerais (Sponsored) (ADR)	158,500	2,925,910
CPFL Energia SA (ADR)	30,700	1,739,462
Enersis SA (ADR)	284,000	4,552,520

		25,444,495

Independent Power Producers & Energy Traders - 0.2%
Glow Energy PCL	4,218,500	4,195,332

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	1,005,600	23,236,139
Cia de Saneamento de Minas Gerais-COPASA	328,100	5,714,101

		28,950,240

		58,590,067

Health Care - 1.8%
Health Care Equipment & Supplies - 0.2%
China Medical Technologies, Inc. (ADR)	144,200	6,401,038

Health Care Providers & Services - 0.3%
Network Healthcare Holdings Ltd. (b)	6,699,581	11,320,841

Pharmaceuticals - 1.3%
Ranbaxy Laboratories Ltd.	917,270	9,813,560
Simcere Pharmaceutical Group (ADR) (b)	596,700	8,264,295
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	404,900	18,819,752
The United Laboratories Ltd. (b)	4,552,000	2,686,855

		39,584,462

		57,306,341

Technology/Electronics - 0.6%
Electronic Components & Instruments - 0.6%
Byd Electronic Co. Ltd. (b)	10,326,500	19,997,711

Consumer Cyclicals - 0.0%
Broadcasting & Publishing - 0.0%
Dogan Yayin Holding (b)	1	3

Total Common Stocks (cost $2,070,069,867)		2,928,549,080

NON-CONVERTIBLE - PREFERRED STOCKS - 4.5%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Petroleo Brasileiro SA	1,254,000	62,277,303

Materials - 1.4%
Metals & Mining - 1.4%
Usinas Siderurgicas de Minas Gerais SA	966,500	44,252,669

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Samsung Electronics Co. Ltd.	61,430	27,870,770

Utilities - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Cia Paranaense de Energia	478,400	7,202,877

Total Non-Convertible - Preferred Stocks (cost $67,954,117)		141,603,619

WARRANTS - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Sberbank, expiring 2/23/10 (b) (cost $14,784,379)	3,777	15,938,940

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
State Street Bank & Trust Co. due 01/02/2008 in the amount of $42,629,459 (collateralized by $43,210,000 FNMA, 3.25%, due 8/15/08, value $43,477,211) (cost $42,622,000)	$42,622	42,622,000

Total Investments - 99.9% (cost $2,195,430,363)		3,128,713,639
Other assets less liabilities - 0.1%		3,959,613

Net Assets - 100.0%		$3,132,673,252

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $148,079,021 or 4.7% of net assets.
(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FNMA	-	Federal National Mortgage Association
GDR	-	Global Depositary Receipt

Country Breakdown *

December 31, 2007 (unaudited)

Summary

15.9%	South Korea
14.6%	Brazil
10.1%	Taiwan
8.6%	Russia
7.8%	China
7.6%	South Africa
6.9%	India
5.2%	Hong Kong
4.5%	Mexico
2.9%	Thailand
2.8%	Israel
2.1%	Indonesia
1.9%	Turkey
7.7%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of December 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.9% or less in the following countries: Argentina, Bahrain, Bermuda, Britain, Cayman Islands, Chile, Czech, Egypt, Luxembourg, Malaysia, Netherlands, Philippines, Poland, Portugal, United Arab Emirates, United Kingdom, United States.

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.1%
Long-Term Municipal Bonds - 97.4%
Alabama - 3.6%
Alabama Pub Sch & Coll Auth
FGIC
5.75%, 8/01/10	$8,435	$8,884,248

Arizona - 2.6%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
4.42%, 2/01/42 (a)	955	945,345
Arizona St Transp Brd
5.00%, 7/01/09	4,340	4,465,686
Nogales
3.75%, 10/01/46 (b)	1,000	1,003,310

		6,414,341

California - 0.4%
California Econ Rec Bonds
Series A
5.00%, 7/01/09	750	771,390
Murrieta Comnty Fac Dist (Spl Tax)
3.20%, 9/01/08	100	99,381

		870,771

Colorado - 5.5%
CO convention Ctr Proj
FSA Series A
5.00%, 9/01/10	2,890	3,027,448
Colorado Dept of Transp
MBIA
5.25%, 6/15/09	5,950	6,130,404
Colorado Hsg Fin Auth
7.25%, 5/01/27	210	212,287
Denver Hlth & Hosp Auth
5.00%, 12/01/08 - 12/01/10	1,485	1,503,630
E-470 Pub Hwy Auth
MBIA
Zero Coupon, 9/01/08	2,465	2,414,172

Todd Creek Farms Metro Dist No. 1 (Wtr Rev Ref & Impr)
4.75%, 12/01/09	100	99,081

		13,387,022

Delaware - 1.5%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	798	734,144
Delaware Transp Auth Motor Fuel Tax Rev
FSA
5.00%, 7/01/09	2,920	3,005,439

		3,739,583

District Of Columbia - 0.1%
Dist of Columbia Hsg Fin Agy
GNMA/ FNMA/ FHLMC
6.85%, 6/01/31	345	351,866

Florida - 11.3%
Citizens Ppty Insurance
MBIA
5.00%, 3/01/10	600	619,284
Cnty of Broward
5.00%, 1/01/10	1,000	1,035,640
Dupree Lakes CDD
5.00%, 11/01/10	85	80,806
Florida Hurricane Catastrophe Fund
5.00%, 7/01/08	6,110	6,163,524
Florida Muni Pwr Agy
FSA
5.00%, 10/01/08	1,800	1,826,532
Florida St Brd of Ed
FGIC
5.50%, 7/01/09	4,710	4,863,781
Florida St Dept of Enviro Protection
AMBAC
5.00%, 7/01/09	930	956,384
MBIA
5.00%, 7/01/08	1,615	1,630,326
MBIA Series A
5.00%, 7/01/08	5,035	5,082,782
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	70	67,847
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	63,117

Harbor Bay CDD (Capital Impr Rev)
Series B
6.35%, 5/01/10	110	108,195
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	110	108,005
Heritage Plantation CDD
5.10%, 11/01/13	150	137,004
Live Oak CDD
Series B
5.00%, 11/01/09	295	285,026
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	90	87,850
Meadow Pointe III CDD (Capital Impr Rev)
Series 2004-1
4.80%, 11/01/09	170	163,931
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	285	278,636
Parker Road CDD
5.35%, 5/01/15	520	473,616
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	210	196,327
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	1,105	1,056,446
Ridgewood Trails CDD
5.20%, 5/01/12	225	210,866
Riverwood Estates CDD
5.00%, 5/01/13	540	493,695
Rolling Hills CDD
5.125%, 11/01/13	535	488,824
Saddlebrook CDD (Spl Assmt)
Series B
6.25%, 5/01/09	5	4,958
Sandy Creek CDD
5.50%, 5/01/15	800	735,448
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	250	244,028

Villasol CDD (Spl Assmt Rev)
Series B
5.375%, 5/01/08	100	99,491

		27,562,369

Georgia - 0.1%
Georgia St Hsg Fin Auth
4.875%, 12/01/15	130	131,612

Guam - 0.5%
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	622	641,274
Guam Govt Wtrwks Auth Wastewtr Sup Rev
5.00%, 7/01/08	620	621,364

		1,262,638

Illinois - 3.9%
Chicago GO
FGIC
6.00%, 1/01/28	4,045	4,363,665
Cortland Spl Svc Area No 10
5.125%, 3/01/14	305	293,983
Illinois Fin Auth
5.00%, 5/01/08	215	215,157
Illinois St
FSA
5.00%, 9/01/10	4,235	4,434,215
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	187	186,450

		9,493,470

Indiana - 0.8%
Indiana Bond Bank
5.00%, 10/15/08	1,245	1,255,832
Indiana Hlth & Ed Fin Auth
5.00%, 2/15/08	710	711,377

		1,967,209

Kansas - 1.1%
Kansas St Dept of Transp
5.75%, 9/01/18	2,500	2,610,725

Louisiana - 1.0%
Isabella Lakes CDD
6.00%, 8/01/22	515	479,491
New Orleans GO
RADIAN
5.00%, 12/01/09	1,390	1,419,857
Whispering Spring Dev Dist
5.20%, 10/01/21	670	601,693

		2,501,041

Massachusetts - 7.5%
Boston GO
5.00%, 3/01/10	1,780	1,851,147
Comwlth of Massachusetts
5.25%, 1/01/17	6,400	6,765,824
MBIA Series A
5.50%, 2/01/10	5,900	6,179,896
Massachusetts Dev Fin Agy
MBIA
5.25%, 1/01/08	1,000	1,000,000
Massachusetts St GO
Series A
5.50%, 1/01/11	2,315	2,464,387

		18,261,254

Michigan - 0.6%
Detroit Swr Disp Rev
FSA
4.105%, 7/01/32 (a)	1,545	1,464,675

Missouri - 3.4%
Bi-St Dev Agy of the Missouri-Illinois Metro Dist
3.95%, 10/01/35 (b)	8,135	8,211,062

Nebraska - 1.1%
City of Lincoln
5.00%, 9/01/09	2,500	2,576,925

Nevada - 0.5%
Clark Cnty Impr Dist
3.75%, 8/01/08	500	494,905
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	85	77,517
Henderson Loc Impr Dist No. T-17
4.00%, 9/01/09	635	615,677

		1,188,099

New Jersey - 4.0%
Essex Cnty Impr Auth
MBIA-IBC
6.50%, 12/01/12	865	865,000
New Jersey Econ Dev Auth Rev (Cigarette Tax)
5.00%, 6/15/08	1,150	1,155,256
FSA
5.875%, 5/01/15	1,120	1,161,619
New Jersey EDA (Cigarette Tax)
FGIC
5.00%, 6/15/09	2,345	2,404,868
New Jersey St Hwy Auth
5.625%, 1/01/30	2,630	2,783,092

New Jersey St Trpk Auth
MBIA
5.50%, 1/01/30	1,370	1,433,568

		9,803,403

New York - 5.6%
New York City TFA
5.00%, 11/01/10	1,115	1,171,519
Series B
5.25%, 2/01/29 (b)	1,050	1,108,433
New York Conv Ctr Operating Corp.
Zero Coupon, 6/01/08	3,500	3,456,670
New York St Dorm Auth
5.75%, 7/01/09	3,735	3,821,801
New York St Hsg Fin Agy
4.05%, 11/01/10	4,000	3,999,800
Tobacco Settlement Fin Corp (Tobacco Asset-Backed Bds)
Series A-1
5.25%, 6/01/12	65	65,114

		13,623,337

North Carolina - 6.2%
North Carolina Infra Fin Corp.
5.00%, 10/01/10	5,090	5,327,041
North Carolina St
5.00%, 3/01/09 - 3/01/10	9,650	9,920,638

		15,247,679

Ohio - 1.1%
Akron Bath Copley Joint Township Hosp Dist
4.00%, 1/01/08	1,015	1,015,000
Ohio Hsg Fin Agy
GNMA
3.30%, 9/01/30	1,745	1,728,632

		2,743,632

Oregon - 0.8%
Oregon St Hsg & Comnty Svc Dept
3.20%, 7/01/33	2,070	2,018,312

Pennsylvania - 5.8%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
5.00%, 11/15/10	1,020	1,018,327
Series B
9.25%, 11/15/22	430	507,172
Bucks Cnty IDA Waste Mangement Inc. Proj
4.90%, 12/01/22 (b)	1,000	1,000,560
Comwlth of Pennsylvania
5.75%, 10/01/14	5,225	5,517,287
FGIC
5.75%, 10/01/15	5,435	5,739,034

Philadelphia Auth for Indl Dev Rev (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	325	314,395

		14,096,775

Puerto Rico - 3.9%
Comwlth of Puerto Rico
MBIA Series C
5.00%, 7/01/28 (b)	6,255	6,313,109
Puerto Rico Comwlth GO
FSA Series C
5.00%, 7/01/18 (b)	3,115	3,134,375

		9,447,484

South Carolina - 1.1%
South Carolina Transp Infra Bank
AMBAC
5.50%, 10/01/11	2,455	2,582,022

Tennessee - 1.0%
Metro Govt Nashville & Davidson Cnty
Series C
5.00%, 2/01/08	2,325	2,328,325

Texas - 15.4%
Austin GO
FSA
5.00%, 11/15/10	4,000	4,201,000
City of Dallas
5.00%, 2/15/11	3,340	3,513,680
City of Fort Worth
FSA
5.00%, 2/15/10	7,465	7,751,283
City of Houston
FSA
5.50%, 12/01/08	5,000	5,114,650
Dallas Cnty Comnty Coll Dist
5.00%, 2/15/08	1,250	1,252,750
Lubbock Hlth Fac Dev Corp.
FSA
5.25%, 7/01/10	4,470	4,558,998
Richardson Independent Sch Dist
PSF-GTD
4.00%, 2/15/08	1,300	1,301,378
Texas Muni Gas Acquisition Corplibor Index Rate
3.744%, 9/15/10 (a)	5,000	4,954,850
Texas St Transp Commission
5.00%, 4/01/10 - 4/01/11	4,310	4,523,430
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	340	345,936

		37,517,955

Virginia - 4.2%
Broad Street CDA
7.125%, 6/01/15	370	394,860
Virginia Comwlth Transp Brd
5.25%, 5/15/17	3,910	4,064,641
Virginia Pub Bldg Auth
5.00%, 8/01/10	1,520	1,589,753
Virginia St Pub Bldg Auth
5.00%, 8/01/10	4,100	4,288,149

		10,337,403

Washington - 0.1%
Washington Hlth Care Fac Auth
RADIAN
6.30%, 7/01/38 (b)	200	200,000

West Virginia - 1.2%
West Virginia Sch Bldg Auth
FGIC
5.00%, 7/01/09	2,880	2,958,739

Wisconsin - 1.5%
City of Milwaukee
5.00%, 2/15/09	3,655	3,734,789

Total Long-Term Municipal Bonds (cost $236,608,666)		237,518,765

Short-Term Municipal Notes - 0.7%
Alaska - 0.2%
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03C
3.75%, 7/01/37 (c)	500	500,000

South Carolina - 0.5%
Cnty of Charleston
3.79%, 8/15/30 (c)	1,100	1,100,000

Total Short-Term Municipal Notes (cost $1,600,000)		1,600,000

Total Investments - 98.1% (cost $238,208,666)		239,118,765
Other assets less liabilities - 1.9%		4,706,372

Net Assets - 100.0%		$243,825,137

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (d)	$2,590	2/20/08	MMD	+	MMD	++	$9,232
Merrill Lynch	1,000	7/12/08	BMA	*	3.815%		4,328

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr Futures	22	March 2008	$2,421,631	$2,426,188	$(4,557)

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.
(b)	Variable rate coupon, rate shown as of December 31, 2007.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

An amount equivalent to U.S. $16,500 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Glossary:

AMBAC	-	American Bond Assurance Corporation
CDA	-	Community Development Administration
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA		Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
RADIAN	-	Radian Group, Inc.

Sanford C. Bernstein Fund, Inc.

Short Duration California Muni Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 90.6%
California - 65.9%
California Econ Rec Bonds
5.00%, 1/01/08	$1,000	$1,000,000
Series A
5.25%, 7/01/12	2,000	2,160,700
California Muni Fin Auth
5.00%, 2/01/08	270	270,078
California Rural Home Mtg Fin Auth SFMR (Mtg-Backed Securities Program)
GNMA/ FNMA Series A
6.55%, 6/01/30 (a)	190	194,701
California St
5.00%, 3/01/09	1,065	1,088,292
5.25%, 2/01/11	1,320	1,395,042
MBIA
5.75%, 3/01/27	2,425	2,584,953
California St Dept of Wtr Res Pwr Sup Rev
MBIA Series A
5.25%, 5/01/10	1,970	2,063,319
City of Los Angeles
4.50%, 6/30/08	3,005	3,027,988
Cnty of Los Angeles
4.50%, 6/30/08	2,760	2,781,059
Compton Comnty Redev Agy
AMBAC
5.00%, 8/01/08	1,350	1,365,943
Contra Costa Cnty Multi Family Hsg Rev (Pleasant Hill BART Transit-A) AMT
3.65%, 4/15/46 (a)	1,720	1,720,000
Contra Costa Cnty Pub Fin Auth
MBIA
5.00%, 6/01/09	3,200	3,287,072
Contra Costa Comnty Coll Dist
FGIC
5.00%, 8/01/09	595	613,064
Contra Costa Transp Auth
FGIC
6.00%, 3/01/09	2,215	2,288,449

Foothill Eastern Transp Corridor Agy
7.15%, 1/01/13	1,000	1,098,500
MBIA
5.50%, 1/15/08	2,285	2,286,645
Los Angeles Cnty Pub Wks Fin Auth
FGIC
5.00%, 9/01/10	640	668,442
MBIA
5.00%, 10/01/10	4,000	4,192,720
Los Angeles Dept of Arprt
MBIA
5.00%, 5/15/08	1,425	1,433,692
Los Angeles Harbor Dept
MBIA
5.00%, 8/01/08	1,170	1,182,145
Los Angeles Uni Sch Dist
5.00%, 7/01/09	550	566,093
MBIA
5.25%, 7/01/24	3,325	3,469,604
M-S-R Pub Pwr Agy
MBIA
5.00%, 7/01/11	3,410	3,604,302
Murrieta Comnty Fac Dist (Spl Tax)
3.20%, 9/01/08	200	198,762
Northern California Gas Auth No 1
5.00%, 7/01/09 - 7/01/10	2,395	2,440,995
Poway Uni Sch Dist Pub Fin Auth
FSA
4.10%, 12/01/39	1,880	1,727,250
San Francisco Bay Area Transit Fin Auth
AMBAC
5.125%, 7/01/36	3,495	3,729,899
San Francisco City & Cnty Redev Fin Auth
MBIA
5.00%, 8/01/10	2,725	2,846,617
San Joaquin Hills Transp Corridor Agy Toll Rd Rev (Prerefunded)
7.55%, 1/01/10	1,000	1,020,000
San Jose Redev Agy
MBIA
5.00%, 8/01/24	2,300	2,434,435
Univ of California
5.00%, 5/15/09	2,660	2,733,363
FGIC
5.00%, 9/01/23	1,000	1,059,940

		62,534,064

Delaware - 0.2%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	228	209,755

District Of Columbia - 1.0%
Dist of Columbia
XLCA
3.70%, 6/01/34 (a)	950	950,000

Florida - 3.1%
Durbin Crossing CDD
5.25%, 11/01/15	160	144,037
Florida Hgr Ed Fac Fin Auth
RADIAN
6.20%, 7/01/36 (a)	800	800,000
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	55	53,309
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	50	48,552
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	98,186
Lake Ashton II CDD
5.00%, 11/01/11	190	181,380
Live Oak CDD
Series B
5.00%, 11/01/09	100	96,619
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	125	120,917
Palm Glades CDD
4.85%, 8/01/11	195	182,105
Paseo CDD
5.00%, 2/01/11	340	321,790
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	75	71,704
Sandy Creek CDD
5.50%, 5/01/15	155	142,493
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	100	97,611
Stoneybrook South CDD
5.45%, 11/01/15	190	173,310

Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15	105	79,029
Villasol CDD (Spl Assmt Rev)
Series B
5.375%, 5/01/08	100	99,491
Vizcaya CDD
7.00%, 12/20/08	200	200,024

		2,910,557

Guam - 0.3%
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	168	173,042
Guam Govt Wtrwks Auth Wastewtr Sup Rev
5.00%, 7/01/08	150	150,330

		323,372

Illinois - 0.2%
Cortland Spl Svc Area No 10
5.125%, 3/01/14	185	178,318

Indiana - 0.2%
South Bend Econ Dev (One Michiana Square Proj)
4.905%, 10/01/09 (a)	190	183,960

Louisiana - 0.6%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	200	183,724
Isabella Lakes CDD
6.00%, 8/01/22	200	186,210
Orange Grove CDD
5.30%, 11/01/21 (b)	200	181,358

		551,292

Nevada - 0.2%
Henderson Loc Impr Dist No. T-18
4.35%, 9/01/09	165	161,080

Pennsylvania - 1.8%
Cumberland Cnty Muni Auth
RADIAN
6.10%, 1/01/25 (a)	775	775,000
Monroe Cnty Hosp Auth
6.50%, 1/01/32 (a)	905	905,000

		1,680,000

Puerto Rico - 11.2%
Comwlth of Puerto Rico
MBIA Series C
5.00%, 7/01/28 (a)	2,630	2,654,433
Puerto Rico Elec Pwr Auth
FSA
5.25%, 7/01/29	2,900	3,080,293

MBIA
5.25%, 7/01/09	2,860	2,946,136
Puerto Rico Muni Fin Agy
5.00%, 8/01/09	1,000	1,018,760
Puerto Rico Pub Bldg Auth
5.50%, 7/01/10	920	952,411

		10,652,033

Texas - 4.2%
City of Dallas
FSA
5.00%, 10/01/10 (c)	3,435	3,600,498
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	350	356,111

		3,956,609

Virginia - 0.7%
Broad Street CDA
7.125%, 6/01/15	130	138,735
Louisa IDA Pollution Ctl (Elec & Pwr Co.)
5.25%, 12/01/08	525	528,533

		667,268

Washington - 1.0%
Washington Hlth Care Fac Auth
RADIAN
6.30%, 7/01/38 (a)	925	925,000

Total Long-Term Municipal Bonds (cost $85,476,609)		85,883,308

Short-Term Municipal Notes - 8.9%
California - 8.0%
California Pollution Ctl Fin Auth
3.45%, 11/01/26 (d)	1,000	1,000,000
California St
3.52%, 7/01/23 (d)	500	500,000
California St (Daily Kindergarten Univ)
Series 04A-1
3.45%, 5/01/34 (d)	1,500	1,500,000
Series A2
3.50%, 5/01/34 (d)	500	500,000
California St Dept of Wtr Res Pwr Sup Rev
FSA
3.28%, 5/01/22 (d)	3,600	3,600,000
Series 02B-2
3.54%, 5/01/22 (d)	500	500,000

		7,600,000

Washington - 0.9%
Washington St Hgr Ed Fac (Seattle Pacific Univ)
RADIAN
5.60%, 10/01/30 (a)	900	900,000

Total Short-Term Municipal Notes (cost $8,499,946)		8,500,000

Total Investments - 99.5% (cost $93,976,555)		94,383,308
Other assets less liabilities - 0.5%		436,308

Net Assets - 100.0%		$94,819,616

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (e)	$900	2/20/08	MMD	+	MMD++	$3,208
Merrill Lynch	400	7/12/08	BMA	*	3.815%	1,731

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr Futures	8	March 2008	$880,593	$882,250	$(1,657)

(a)	Variable rate coupon, rate shown as of December 31, 2007.
(b)	When-Issued security.
(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

An amount equivalent to U.S. $8,100 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDA	-	Community Development Administration
CDD	-	Community Development District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MMD	-	Municipal Market Data
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Short Duration New York Muni Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 103.2%
Long-Term Municipal Bonds - 92.3%
New York - 77.1%
Long Island Pwr Auth Elec Sys Rev
AMBAC
5.00%, 4/01/10	$1,860	$1,933,414
Metro Transp Auth
FGIC
5.25%, 11/15/22	1,830	1,971,477
Nassau Cnty
FSA
7.00%, 3/01/10	3,030	3,272,703
Nassau Cnty Tabacco Settlement Corp.
6.25%, 7/15/19	1,805	1,909,058
6.40%, 7/15/33	1,025	1,086,377
New York City GO
Series I
5.00%, 8/01/10	2,400	2,504,088
New York City IDA
6.125%, 11/01/30	2,730	2,980,505
ACA
3.05%, 7/01/09	825	812,955
New York City TFA
3.60%, 2/01/31 (a)	2,000	2,000,000
5.00%, 8/01/09 - 11/01/10	6,000	6,213,430
5.75%, 8/15/18	960	1,011,024
New York City TFA/Metro Transp Auth/Triborough Brdg & Tunnel
AMBAC
5.625%, 1/01/13	1,260	1,327,322
New York Conv Ctr Operating Corp. Zero Coupon, 6/01/08	5,400	5,333,148
New York Loc Govt Assistance Corp.
5.00%, 4/01/09 - 4/01/10	3,405	3,520,271
New York St Dorm Auth
5.00%, 3/15/10 (b)	4,530	4,715,187
5.00%, 7/01/08 - 3/15/11	2,065	2,153,978
AMBAC
5.75%, 7/01/09	1,000	1,023,700
6.125%, 7/01/12	3,300	3,552,483
New York St Dorm Auth Lease Rev (Court Fac Westchester Cnty)
5.25%, 8/01/13	1,000	1,033,720
New York St Dorm Auth Rev
5.00%, 7/01/11	495	496,376

New York St Energy Research & Dev Auth
MBIA
3.245%, 4/01/34 (c)	2,325	2,303,912
New York St Enviro Fac Corp.
7.20%, 3/15/11	25	25,082
New York St Enviro Fac Corp. (Wtr Rev NYC 02) (Prerefunded)
5.75%, 6/15/11	585	635,105
New York St Enviro Fac Corp. (Wtr Rev NYC 02) (Unrefunded)
5.75%, 6/15/11	90	97,739
New York St Hsg Fin Agy
3.85%, 11/01/09	1,390	1,392,405
4.05%, 11/01/10	1,000	999,950
New York St Thruway Auth
5.00%, 4/01/08	4,285	4,306,511
MBIA
5.00%, 4/01/10 - 1/01/11	6,165	6,455,120
5.375%, 4/01/09	1,000	1,015,480
New York St Thruway Auth Hwy & Brdg Trust Fund, Ref
MBIA Series C
5.25%, 4/01/10	3,985	4,163,687
New York St UDC
5.00%, 1/01/09	1,725	1,758,620
5.25%, 1/01/21	2,365	2,412,868
FSA
5.75%, 1/01/15	1,390	1,494,055
Patchogue-Medford Union Free Sch Dist
4.50%, 6/27/08	2,070	2,083,124
Roosevelt Union Free Sch Dist
4.375%, 6/27/08	890	895,073
4.40%, 8/01/08	1,090	1,098,328
South Country Central Sch Dist of Brookhaven
4.50%, 6/30/08	1,025	1,030,699
Tobacco Settlement Fin Corp.
5.50%, 6/01/15	1,540	1,605,065
Series C-1
5.50%, 6/01/14	2,800	2,872,716
Troy IDA
5.00%, 9/01/37 (c)	2,280	2,364,223
TSASC, Inc.
5.70%, 7/15/14	2,335	2,428,237
6.00%, 7/15/18	1,000	1,053,940
6.375%, 7/15/39	2,650	2,807,702

		94,150,857

Arizona - 0.3%
Watson Road CFD (Spl Assmt Rev)
4.70%, 7/01/09	355	350,637

Delaware - 0.3%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	399	367,072

District Of Columbia - 1.0%
Dist of Columbia
XLCA
3.70%, 6/01/34 (c)	1,225	1,225,000

Florida - 3.2%
Dupree Lakes CDD
5.00%, 11/01/10	55	52,286
Durbin Crossing CDD
5.25%, 11/01/15	225	202,552
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	135	130,920
Florida Hgr Ed Fac Fin Auth
RADIAN
6.20%, 7/01/36 (c)	1,150	1,150,000
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	70	67,848
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	60	58,262
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	98,186
Landmark at Doral CDD
5.20%, 5/01/15	255	229,286
Monterra CDD (Spl Assmt)
Series B
5.125%, 11/01/14	110	99,224
New River CDD
5.00%, 5/01/13	265	242,496
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	230	224,864
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	265	247,746
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	560	535,394
Sandy Creek CDD
5.50%, 5/01/15	350	321,759
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	95	92,730
Villasol CDD (Spl Assmt Rev)
Series B
5.375%, 5/01/08	100	99,491

		3,853,044

Guam - 0.5%
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	321	330,816
Guam Govt Wtrwks Auth Wastewtr Sup Rev
5.00%, 7/01/08	300	300,660

		631,476

Illinois - 0.3%
Cortland Spl Svc Area No 10
5.125%, 3/01/14	255	245,789
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	108	107,683

		353,472

Louisiana - 0.7%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	270	248,027
Isabella Lakes CDD
6.00%, 8/01/22	255	237,418
Juban Park CDD
5.15%, 10/01/14	240	231,130
Whispering Spring Dev Dist
5.20%, 10/01/21	120	107,766

		824,341

Nevada - 0.0%
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	40	36,478

Pennsylvania - 0.9%
Cumberland Cnty Muni Auth
RADIAN
6.10%, 1/01/25 (c)	1,125	1,125,000

Puerto Rico - 7.6%
Comwlth of Puerto Rico
MBIA Series C
5.00%, 7/01/28 (c)	4,350	4,390,412
Puerto Rico Comwlth GO
FSA Series C
5.00%, 7/01/18 (c)	1,765	1,775,978
Puerto Rico Elec Pwr Auth
5.50%, 7/01/08	700	708,435
Puerto Rico Hwy & Transp Auth Hwy
FSA Series AA
5.00%, 7/01/26 (c)	1,450	1,503,563
Puerto Rico Pub Bldg Auth
5.25%, 7/01/09	890	908,414

		9,286,802

Virginia - 0.4%
Broad Street CDA
7.125%, 6/01/15	200	213,438
Louisa IDA Pollution Ctl (Elec & Pwr Co.)
5.25%, 12/01/08	295	296,985

		510,423

Total Long-Term Municipal Bonds (cost $112,190,709)		112,714,602

Short-Term Municipal Notes - 10.9%
New York - 10.9%
Metro Transp Auth New York Svc Contract
Series SubSer G-2
3.65%, 11/01/26 (a)	3,675	3,675,000
New York City GO
MBIA
3.57%, 8/15/23 (a)	4,600	4,600,000
New York City Muni Wtr Fin Auth
3.60%, 6/15/32 (a)	800	800,000
Series 05 AA-1
3.53%, 6/15/32 (a)	3,300	3,300,000
New York City TFA
3.67%, 11/01/22 (a)	500	500,000
Port Auth NY & NJ Spl Oblig Rev
3.56%, 6/01/20 (a)	400	400,000

Total Short-Term Municipal Notes (cost $13,275,000)		13,275,000

Total Investments - 103.2% (cost $125,465,709)		125,989,602
Other assets less liabilities - (3.2)%		(3,956,762)

Net Assets - 100.0%		$122,032,840

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (d)	$1,130	2/20/08	MMD+	MMD	++	$4,028
Merrill Lynch	500	7/12/08	BMA*	3.815%		2,164

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr Futures	10	March 2008	$1,100,741	$1,102,812	$(2,071)

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(b)	When-Issued security.
(c)	Variable rate coupon, rate shown as of December 31, 2007.
(d)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

An amount equivalent to U.S. $7,500 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Glossary:.

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
RADIAN	-	Radian Group, Inc.
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 96.4%
Alabama - 0.9%
Cnty of Jefferson
FGIC
5.00%, 2/01/42	$5,900	$6,338,075
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded)
FGIC Series 02
5.00%, 2/01/41	7,725	8,291,783
Jefferson Cnty Wtr & Swr Rev (Prerefunded)
FGIC Series 02B
5.00%, 2/01/41	12,005	12,896,371
Jefferson Cnty, Ltd Oblig, Sch Warrants
Series A
5.25%, 1/01/11	1,700	1,791,222
Jefferson Cnty, Swr
FSA Series B8
5.25%, 2/01/10	2,100	2,189,145
Jefferson Cnty, Swr (Prerefunded)
FGIC Series A
5.75%, 2/01/38	4,290	4,455,766
Jefferson Cnty, Swr, Capital Impr Warrants (Prerefunded)
FGIC Series A
5.00%, 2/01/33	8,865	9,135,914
5.125%, 2/01/39	1,185	1,222,766

		46,321,042

Alaska - 0.2%
Anchorage
FGIC
6.00%, 10/01/09	1,000	1,048,400
MBIA Series B
5.25%, 7/01/08	6,100	6,164,965

		7,213,365

Arizona - 1.9%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
4.42%, 2/01/42 (a)	18,025	17,842,767
Arizona Sch Fac Brd
FGIC
5.00%, 9/01/15	1,765	1,916,719
Arizona Sch Fac Brd Rev, Ref St Sch Impr
5.00%, 1/01/13	1,315	1,417,110
Arizona St Transp Brd
5.00%, 7/01/13 - 7/01/16	26,305	28,695,086
Arizona Tourism & Sports Auth Tax Rev (Baseball Training Fac Proj)
5.00%, 7/01/15	2,315	2,395,794
Arizona Tourism & Sports Auth Tax Rev (Baseball Training Facs Proj.)
5.00%, 7/01/16	1,500	1,544,220
Arizona Wtr Infra Fin Auth Rev Wtr Quality
Series A
5.75%, 10/01/11	1,525	1,607,914
Maricopa Cnty IDA, MFHR (Steeplechase Apts Proj) AMT
Series B
6.25%, 12/01/20	1,855	1,832,276
Mesa St & Hwy Rev (Prerefunded)
FSA
5.125%, 7/01/23	4,255	4,681,947
Mesa IDA Rev (Discovery Hlth Sys) (Prerefunded)
MBIA Series A
5.625%, 1/01/29	2,000	2,115,620
Phoenix Civic Impt Corp.
AMBAC
5.00%, 7/01/14	5,000	5,429,150
MBIA
5.00%, 7/01/14	5,000	5,414,050
Phoenix, Civic Impt Corp., Transit Excise Tax Rev (Light Rail Proj.)
AMBAC
5.00%, 7/01/10 - 7/01/11	10,590	11,155,231
Pima Cnty IDA
5.45%, 12/01/17	2,550	2,435,225
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	2,050	1,976,753
Salt River Agricultural Impr & Pwr Dist (Salt River Proj)
Series A
5.00%, 1/01/10	2,875	2,981,404

Vistancia Comnty Fac Dist
5.00%, 7/15/08	400	400,720
5.30%, 7/15/09	500	504,445
5.55%, 7/15/10	500	509,660
Watson Road Comnty Fac Dist (Spl Assmt Rev)
4.85%, 7/01/10	1,210	1,188,063

		96,044,154

California - 5.3%
California Dept of Wtr Res Pwr Sup Rev
MBIA-IBC Series 2A
5.50%, 5/01/10	7,115	7,491,597
California Econ Rec Bonds
MBIA Series A
5.00%, 7/01/11	3,665	3,880,062
Series A
5.25%, 1/01/10 - 7/01/12	34,460	36,545,797
California St Dept of Wtr Res Pwr Sup Rev
Series A
5.50%, 5/01/09	4,585	4,729,565
California St GO
5.00%, 6/01/10 - 5/01/17	118,405	126,264,037
5.25%, 3/01/10	2,925	3,049,576
6.00%, 2/01/11	15,760	16,998,894
California Statewide CDA Rev (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	6,695	6,719,705
Fremont Uni Sch Dist (Election 2002)
FSA Series B
5.00%, 8/01/27	1,000	1,046,130
Fresno Uni Sch Dist
MBIA Series A
6.00%, 2/01/20	3,255	3,570,442
Golden St Tobacco Securitization Corp.
5.375%, 6/01/28	2,725	2,863,185
FGIC
5.375%, 6/01/28	19,395	20,378,520
5.50%, 6/01/33	5,000	5,501,600
Los Angeles Uni Sch Dist
FSA Series A
5.25%, 7/01/20	1,785	1,963,232
Sacramento City Fin Auth (Lease Rev)
Series B
5.40%, 11/01/20	1,000	1,109,490
Sacramento Muni Util Dist
MBIA Series G
6.50%, 9/01/13	1,035	1,141,170

Tax Exempt Muni Infra
Series 04A
3.80%, 5/01/08 (c)	18,569	18,568,072
Tax Exempt Muni Infra Impr Trust, Certificates Class A
Series 2004C
4.05%, 11/01/08 (c)	5,498	5,467,816

		267,288,890

Colorado - 1.0%
Baptist Road Rural Transp Auth
4.80%, 12/01/17	310	283,582
Colorado Dept of Transp (Transp Rev Antic Nts)
FGIC Series B
5.00%, 12/15/13	9,100	9,847,292
MBIA Series B
5.50%, 6/15/13 - 6/15/14	8,230	9,146,248
Colorado Dept of Transp (Transp Rev Antic Nts) (Prerefunded)
AMBAC
6.00%, 6/15/15	3,000	3,218,850
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Program)
3.78%, 8/01/27 (d)	3,200	3,200,000
Muni Subdist Northern Colorado Wtr Conservancy Dist
AMBAC
5.00%, 12/01/13	7,295	7,910,698
PV Wtr & Sanitation Metro Dist Capital Appreciation
Series 06
Zero Coupon, 12/15/17	16,266	8,843,499
Todd Creek Farms Metro Dist No. 1 (Wtr Rev Ref & Impr)
4.75%, 12/01/09	2,185	2,164,920
Weld Cnty Sch Dist No. 6 (Greeley)
FSA
5.25%, 12/01/17	2,405	2,588,381

		47,203,470

Connecticut - 0.9%
Connecticut Res Recovery Auth
MBIA
5.375%, 11/15/09 - 11/15/10	6,505	6,614,731
Connecticut St GO
FSA
5.00%, 11/15/13	5,700	6,206,217
5.375%, 10/01/10 - 10/01/13	11,045	11,755,926
MBIA
5.00%, 12/01/12 - 12/01/13	14,365	15,550,732

Connecticut St Spl Tax Oblig Rev
Series B
6.15%, 9/01/09	1,000	1,049,380
Mashantucket Western Pequot Tribe, Spl Rev
Series Sub Ser B
5.55%, 9/01/08 (c)	1,700	1,708,381
Univ of Connecticut (Student Fee Rev)
FGIC Series A
5.25%, 11/15/17	3,065	3,298,798

		46,184,165

Delaware - 0.4%
Delaware Transp Auth Motor Fuel Tax Rev
MBIA
5.00%, 7/01/10	15,500	16,182,000
Delaware Transp Auth Transp Sys Rev, Senior
MBIA
5.00%, 7/01/11	3,680	3,892,189

		20,074,189

District Of Columbia - 0.4%
Dist of Columbia
AMBAC Series B-1
5.50%, 6/01/08	8,510	8,591,781
FSA
5.00%, 6/01/14	5,790	6,274,160
Dist of Columbia (Prerefunded)
FSA Series B
5.50%, 6/01/09	175	180,934
Dist of Columbia (Unrefunded)
FSA Series B
5.50%, 6/01/09	2,100	2,171,505
Dist of Columbia Hsg Fin Agy Single Family FNMA & GNMA Mtg
GNMA/ FNMA Series A
6.25%, 12/01/28	855	869,039
Dist of Columbia Wtr & Swr Auth, Pub Util Rev
FSA
6.00%, 10/01/16	1,635	1,916,237
Dist of Columbia, COP
AMBAC
5.25%, 1/01/08	1,000	1,000,000

		21,003,656

Florida - 10.0%
Amelia Walk CDD
5.20%, 5/01/14	2,160	1,965,859

Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16 - 5/01/36	9,060	7,733,605
Arborwood CDD (Ctr Home Proj)
5.10%, 5/01/16	2,385	2,109,389
Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	2,410	2,434,751
Belmont CDD
5.125%, 11/01/14	2,500	2,250,075
Bonnet Creek Resort CDD, Spl Assmt
7.125%, 5/01/12	1,720	1,740,537
Brevard Cnty Sch Brd
AMBAC
5.00%, 7/01/26	5,000	5,358,600
Broward Cnty Sch Brd
FGIC
5.00%, 7/01/13 - 7/01/14	7,190	7,664,048
Broward Cnty, Arpt Sys Rev AMT
MBIA Series E
5.25%, 10/01/10	2,065	2,110,162
Chapel Creek CDD
5.25%, 5/01/15	3,660	3,312,812
Citizens Ppty Insurance Corp.
MBIA
5.00%, 3/01/14 - 3/01/16	103,035	110,420,980
Cnty of Orange
FGIC
5.00%, 1/01/13	5,520	5,898,782
Collier Cnty Sch Brd
FSA
5.00%, 2/15/16	5,000	5,415,350
Dade Cnty Sch Dist
MBIA Series 94
5.00%, 8/01/12	8,060	8,552,788
Dupree Lakes CDD
5.00%, 11/01/10	265	251,925
Durbin Crossing CDD
5.25%, 11/01/15	1,625	1,462,874
East Homestead CDD
5.00%, 5/01/11	1,385	1,305,113
Fishhawk CDD II
5.00%, 5/01/12	2,900	2,689,315
Florida Hurricane Catastrophe Fund
5.00%, 7/01/11	32,320	33,932,768
Florida St Brd of Ed
5.00%, 6/01/12 - 1/01/16	32,230	34,997,336

FGIC
5.25%, 6/01/11	2,125	2,254,667
MBIA Series C
5.25%, 1/01/11	4,600	4,836,118
Series A
5.00%, 1/01/13	14,745	15,826,693
Series B
5.00%, 1/01/12	9,850	10,463,852
ST GTD
5.00%, 6/01/13	5,000	5,392,050
Florida St Brd of Ed Capital Outlay, ETM
9.125%, 6/01/14	150	194,887
Florida St Brd of Ed Capital Outlay, (Unrefunded)
9.125%, 6/01/14	990	1,161,131
Florida St Brd of Ed, Pub Ed
Series A
5.00%, 6/01/12	5,305	5,665,316
Florida St Dept of Enviro Protection
AMBAC
5.00%, 7/01/13 - 7/01/15	16,920	18,328,577
MBIA
5.00%, 7/01/15	6,095	6,621,730
Florida St Dept of Enviro Protection Preservation Rev Florida Forever
FGIC Series A
5.00%, 7/01/18	3,435	3,629,661
Florida St Trpk Auth
FGIC
5.00%, 7/01/11	1,020	1,075,019
FSA
5.00%, 7/01/12	6,375	6,812,962
5.25%, 7/01/10	6,975	7,321,657
Gateway Svcs CDD, Spl Assmt (Stoneybrook Proj)
Series B
5.50%, 7/01/08	45	44,905
Greyhawk Landing CDD, Spl Assmt Rev
Series B
6.25%, 5/01/09	105	104,124
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	63,117
Harbor Bay CDD (Capital Impr Rev)
Series B
6.35%, 5/01/10	970	954,082
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	98,186

Heritage Plantation CDD
5.10%, 11/01/13	3,560	3,251,562
Jacksonville Dist Wtr & Swr Rev
MBIA
5.00%, 10/01/20	5,340	5,410,808
Lake Ashton II CDD
5.00%, 11/01/11	6,810	6,501,030
Lake Ashton II CDD (Capital Impr Rev)
Series B
4.875%, 11/01/10	1,330	1,260,175
Lakewood Ranch Stewardship CDD
5.00%, 5/01/13	525	480,417
Landmark at Doral CDD
5.20%, 5/01/15	4,535	4,077,691
Live Oak CDD
Series B
5.00%, 11/01/09	3,670	3,545,917
Live Oak CDD No. 001, Spl Assmt ETM
Series B
5.30%, 5/01/08	95	94,894
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	220	214,744
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	1,160	1,122,114
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
Series 04
6.75%, 11/15/24	6,990	7,158,459
Miami-Dade Cnty Sch Dist
MBIA
4.75%, 7/15/10	11,215	11,587,338
5.00%, 2/15/13 - 2/15/15	5,780	6,177,540
Middle Village CDD (Spl Assmt)
Series C
5.125%, 5/01/09	420	415,036
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	4,300	4,064,532
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,775	1,796,122
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10	6,760	6,411,522
5.125%, 11/01/14	9,455	8,528,788

Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	2,495	2,439,287
Palm Beach Cnty Solid Waste Auth
AMBAC Series A
6.00%, 10/01/09	4,070	4,267,680
Palm Beach Cnty Solid Waste Auth Rev
AMBAC Series A
6.00%, 10/01/09	235	246,783
Palm Glades CDD
4.85%, 8/01/11	2,110	1,970,466
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	4,640	4,337,890
Paseo CDD
5.00%, 2/01/11	2,445	2,314,046
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	4,895	4,679,914
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	1,050	938,490
Series A-2
5.25%, 5/01/36	6,665	5,338,598
Riverwood Estates CDD
5.00%, 5/01/13	1,960	1,791,930
Saddlebrook CDD (Spl Assmt)
Series B
6.25%, 5/01/09	10	9,916
Sandy Creek CDD
5.50%, 5/01/15	1,160	1,066,400
Sarasota Cnty Util Sys Rev
FGIC Series C
5.25%, 10/01/21	2,000	2,121,960
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	1,985	1,937,578
Shingle Creek CDD
5.75%, 5/01/15	4,885	4,512,763
South Bay CDD
Series 5B-2
5.375%, 5/01/13	2,900	2,563,252
South Bay CDD (Capital Impt Rev)
Series B-1
5.125%, 11/01/09	1,070	1,016,693

Stoneybrook South CDD
5.45%, 11/01/15	7,075	6,453,532
Sunrise Util Sys Rev
AMBAC
5.50%, 10/01/13	2,445	2,687,886
Sweetwater Creek CDD
5.125%, 5/01/13	3,000	2,758,200
5.30%, 5/01/17	1,000	880,510
Tampa Occupational License Tax
FGIC Series A
5.375%, 10/01/17 - 10/01/18	8,110	8,731,875
Tampa Wtr & Swr Rev
Series A
5.25%, 10/01/18	1,160	1,236,108
Tampa-Hillsborough Cnty Express Parkway
AMBAC
5.00%, 7/01/12	8,575	9,090,701
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15	2,570	1,934,336
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	310	299,113
Verano Center CDD
5.00%, 11/01/12	2,270	2,089,013
Verano Ctr CDD (Infra Proj)
Series B
5.00%, 11/01/13	3,245	2,895,611
Villages of Westport CDD
Series 05A
5.125%, 5/01/15	2,290	2,056,535
Waterford Estates CDD
5.125%, 5/01/13	2,000	1,841,300
Waterset North CDD (Spl Assmt)
Series 0B
6.55%, 11/01/15	7,015	6,809,952
Westchester CDD No. 1 (Spl Assmt)
6.00%, 5/01/23	4,670	4,242,882

		500,115,692

Georgia - 1.6%
Georgia St GO
6.00%, 3/01/12	1,000	1,107,750
Series A
6.25%, 4/01/08	2,600	2,620,488
Series C
6.25%, 8/01/10	1,490	1,605,639

Series D
6.70%, 8/01/08	1,770	1,807,825
Main Street Natural Gas, Inc.
5.00%, 3/15/10 - 3/15/18	35,675	36,515,621
Metro Atlanta Rapid Transit Auth
FGIC
5.00%, 7/01/12 - 7/01/13	11,520	12,389,417
Metro Atlanta Rapid Transit Auth Sales Tax Rev (Second Indenture)
MBIA Series B
5.10%, 7/01/20	11,000	11,225,720
Muni Elec Auth of Georgia
FSA
5.25%, 1/01/14	4,230	4,646,147
MBIA
5.25%, 1/01/14	3,625	3,961,110
Muni Elec Auth of Georgia (Unrefunded) (Combustion Turbine Proj)
MBIA Series A
5.25%, 11/01/21	3,000	3,189,960

		79,069,677

Guam - 0.2%
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	7,668	7,903,953
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev
Series 05
5.00%, 7/01/13	1,345	1,353,904
Guam Govt Wtrwrks Auth Wtr & Wastewtr Sys Rev
5.00%, 7/01/10	2,055	2,067,412

		11,325,269

Hawaii - 2.7%
Hawaii St GO
AMBAC
5.00%, 7/01/11 - 7/01/15	66,780	72,064,840
FGIC Series CN
6.00%, 3/01/09	105	108,567
FSA Series CX
5.50%, 2/01/21	2,540	2,706,446
Hawaii St GO (Prerefunded)
FSA Series CX
5.50%, 2/01/17	2,940	3,191,664
Hawaii St GO (Unrefunded)
FGIC Series CN
6.00%, 3/01/09	2,560	2,644,301

FSA Series CX
5.50%, 2/01/17	4,055	4,369,992
Hawaii St GO Ambac Series DG
AMBAC
5.00%, 7/01/14	47,080	51,120,876

		136,206,686

Illinois - 4.1%
Bolingbrook Sales Tax Rev
5.75%, 1/01/15 (e)	4,000	3,939,080
Chicago
FSA Series A
5.00%, 1/01/12	5,760	6,121,210
Chicago (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	2,000	2,019,400
Chicago (Prerefunded)
FGIC Series A
6.75%, 1/01/35	2,310	2,529,150
Chicago Brd of Ed, Lease Certificates
MBIA Series A
6.25%, 1/01/11	1,880	2,036,754
Chicago HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	110	112,962
Chicago O’Hare Int’l Arpt, Rev, Second Lien
MBIA Series C
5.00%, 1/01/10	1,890	1,949,233
5.75%, 1/01/09	1,675	1,716,188
Chicago Park Dist, Harbor Fac Rev (Prerefunded)
5.875%, 1/01/13 - 1/01/15	5,735	6,164,265
Chicago Pub Bldg Commission Rev (Chicago Park Dist)
FGIC Series A
5.375%, 1/01/13	2,510	2,584,698
Chicago Pub Bldg Commission, Bldg Rev, Chicago Transit Auth
AMBAC
5.00%, 3/01/09	1,180	1,206,762
5.25%, 3/01/21	4,000	4,365,040
Chicago Transit Auth, Capital Grant Receipts Rev (Federal Transit Administration, Section 5307)
AMBAC Series A
5.25%, 6/01/10	4,570	4,789,680
AMBAC Series B
5.00%, 6/01/09	2,000	2,053,300

City of Chicago
FSA
5.00%, 1/01/16	5,000	5,442,350
MBIA
5.25%, 1/01/15	4,225	4,638,839
Du Page Cnty (Stormwater Proj)
5.60%, 1/01/21	1,920	2,159,040
Du Page Cnty Jail Proj
5.60%, 1/01/21	6,735	7,573,507
Du Page Cnty Wtr Commission
5.25%, 3/01/10	5,000	5,218,300
Illinois Dev Fin Auth, Adventist Hlth Sys
MBIA Series B
4.273%, 1/01/19	5,730	5,831,822
Illinois Fin Auth
5.25%, 3/01/12	5,825	6,265,079
Illinois GO
MBIA
5.00%, 3/01/14	8,080	8,750,478
Illinois St
5.00%, 1/01/13 - 3/01/13	9,785	10,512,213
AMBAC
5.00%, 4/01/11 - 11/01/14	8,765	9,465,420
FSA
5.00%, 9/01/14	5,550	6,054,162
5.25%, 4/01/09 - 10/01/13	8,830	9,607,835
5.375%, 10/01/10	11,015	11,653,319
MBIA
5.25%, 4/01/11 - 10/01/21	8,275	8,775,925
5.375%, 7/01/10	8,985	9,451,681
MBIA-IBC
5.00%, 3/01/15	5,000	5,394,800
Illinois St (Prerefunded)
MBIA
5.75%, 12/01/13	2,390	2,566,143
Illinois St Dedicated Tax Rev (Civic Ctr)
AMBAC
6.25%, 12/15/20	3,135	3,669,016
Illinois St Sales Tax Rev
Series Q
6.00%, 6/15/12	3,225	3,481,484
Series U
5.00%, 6/15/09	1,150	1,151,783
Metro Pier & Exposition Auth Dedicated St Tax Rev (McCormick Place)
MBIA Series A
5.25%, 6/15/09	7,000	7,206,220

Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	1,581	1,576,352
Regional Transp Auth
5.00%, 7/01/16	5,285	5,749,604
FGIC Series B
5.50%, 6/01/17	1,025	1,155,667
FGIC Series C
7.75%, 6/01/20	1,005	1,314,148
St. Clair Cnty
FGIC
5.625%, 10/01/13	3,410	3,606,757
Town of Cortland
5.50%, 3/01/17	5,117	4,838,328
Univ of Illinois COP (Prerefunded)
AMBAC Series A
5.50%, 8/15/18	2,340	2,525,539
Will & Kendall Counties Comnty Consolidated Sch Dist 202
FGIC
5.00%, 1/01/14 - 1/01/16	8,575	9,305,386

		206,528,919

Indiana - 1.0%
Allen Cnty Juvenile Justice Ctr First Mtg Rev
AMBAC
5.50%, 1/01/18	1,575	1,703,882
Dyer Redev Auth, Econ Dev Lease
6.55%, 7/15/20	2,720	2,888,939
6.875%, 7/15/14	1,755	1,872,462
Indiana Bond Bank Rev
Series B
5.00%, 2/01/08	2,000	2,002,880
Indiana St Fin Auth Rev
5.00%, 2/01/14	5,735	6,218,289
Indiana St Fin Auth Rev (St Revolving PG)
Series A
5.00%, 2/01/13 - 2/01/14	6,450	6,970,846
Indiana Transp Fin Auth, Arpt Fac Lease Rev
AMBAC Series A
6.00%, 11/01/09	1,370	1,442,637
Indianapolis Gas Util Rev, Ref Distribtion Sys
AMBAC Series A
5.75%, 8/15/08	2,395	2,433,943
Indianapolis Loc Pub Impr Bond Bank
Series B
5.00%, 2/01/10	1,020	1,021,581

6.00%, 1/10/13	5,325	5,688,804
Indianapolis Pub Impr Bond Bank (Prerefunded)
MBIA Series 2A
5.25%, 7/01/33	11,025	11,944,375
Indianapolis Res Recov, Rev, Ogden Martin Sys (Inc Proj)
AMBAC
6.75%, 12/01/08	2,750	2,827,605
Ivy Tech St Coll, Student Fee
AMBAC Series G
5.00%, 7/01/08	1,000	1,009,680

		48,025,923

Kansas - 0.4%
Kansas St Dept of Transp
5.00%, 9/01/11	5,645	5,992,901
Wyandotte Cnty-Kansas City Uni Govt
AMBAC
5.65%, 9/01/13 - 9/01/14	11,960	13,360,231
Wyandotte Cnty-Kansas City Uni Govt Spl Oblg (Sales Tax)
Series B
4.75%, 12/01/16	2,790	2,768,154

		22,121,286

Kentucky - 0.3%
Kentucky Asset Liability Commission
MBIA
5.00%, 9/01/16	5,000	5,446,600
Kentucky Econ Dev Fin Auth Rev, Catholic Hlth Initiatives
Series A
5.375%, 12/01/11	1,240	1,264,205
Kentucky St Ppty & Bldg Commission
FGIC
5.00%, 3/01/14	2,745	2,968,058
Kentucky St Ppty & Buildings Commission
FGIC
5.00%, 3/01/13	5,225	5,607,052

		15,285,915

Louisiana - 2.6%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	4,025	3,697,445
De Soto Parish PCR (Int’l Paper Co)
Series 02a
5.00%, 10/01/12	4,700	4,750,995

Ernest N Morial-New Orleans Exhibit Hall Auth
AMBAC
5.00%, 7/15/33	7,350	7,953,655
Jefferson Parish Home Mtg Auth Rev, Mtg-Backed Securities AMT
GNMA/ FNMA Series C-1
5.40%, 12/01/24	45	45,226
Lakeshore Villages Master CDD
5.25%, 7/01/17	9,926	8,891,612
Louisiana Arpt Fac (Cargo ACQ Grp) AMT
Series 02
6.65%, 1/01/25	645	665,653
Louisiana St
AMBAC
5.00%, 10/15/12	11,965	12,802,550
FSA
5.00%, 5/01/13 - 5/01/16	37,995	41,255,623
Louisiana St Agriculture Fin Auth
5.25%, 9/15/17	21,720	21,915,480
Louisiana St Citizens Ppty Insurance Corp.
AMBAC
5.25%, 6/01/14	1,770	1,900,130
Louisiana St Office Fac Corp., Lease Rev (Capitol Complex Program)
MBIA Series A
5.50%, 3/01/11	2,000	2,070,380
Morehouse Parish GO
5.25%, 11/15/13	7,320	7,489,897
New Orleans GO
MBIA
5.25%, 12/01/20	5,845	6,270,399
Orange Grove CDD
5.30%, 11/01/21 (f)	2,580	2,339,518
Tangipahoa Parish Sch Dist
5.90%, 5/01/22	3,365	3,148,530
Terrebonne Parish Wtrwks Dist No. 001 Wtr Rev
AMBAC Series A
5.25%, 11/01/23	2,000	2,127,360

		127,324,453

Maryland - 0.1%
Montgomery Cnty, Pub Impr
Series A
5.00%, 2/01/16	2,965	3,188,650

Massachusetts - 4.7%
City of Boston
5.00%, 3/01/15	1,035	1,132,507

Massachusetts Bay Transp Auth
GTD Series A
5.25%, 7/01/20	3,600	3,897,072
5.50%, 3/01/12	3,780	3,972,175
5.75%, 3/01/10	2,255	2,376,297
GTD Series Senior Ser B
5.00%, 7/01/11	2,385	2,522,519
MBIA Series A
7.00%, 3/01/10	9,700	10,445,445
Massachusetts Port Auth Rev
FSA Series B
5.50%, 7/01/09	1,780	1,835,483
Massachusetts St GO
5.00%, 11/01/10	2,200	2,307,272
5.25%, 1/01/09	1,895	1,937,277
FSA
5.00%, 3/01/20 - 3/01/21	12,345	13,524,441
Series A
5.50%, 1/01/10 - 1/01/11	15,315	16,032,744
Massachusetts St GO (Consolidated Loan)
5.00%, 5/01/12 - 5/01/14	18,515	19,954,704
FGIC Series C
5.50%, 11/01/13 - 11/01/14	38,980	43,520,172
MBIA
5.50%, 11/01/12	20,050	21,973,597
MBIA Series B
5.00%, 8/01/12	17,750	18,997,825
Series B
5.70%, 6/01/19	3,655	3,875,543
Series C
5.25%, 12/01/08	5,285	5,393,025
5.50%, 12/01/11	2,115	2,287,457
Series E
5.50%, 1/01/09	4,010	4,108,405
Massachusetts St GO (Consolidated Loan) (Prerefunded)
MBIA Series D
5.375%, 8/01/22	2,605	2,831,583
Series C
5.25%, 8/01/11	2,785	2,849,055
5.375%, 12/01/18	11,870	12,797,522
5.75%, 10/01/14	3,325	3,550,202
Massachusetts St Hlth & Ed Fac Auth Rev (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,475,509

Massachusetts St Wtr Pollution Abatement
Series B
5.25%, 8/01/14	1,055	1,140,641
Massachusetts Wtr Pollution Abatement Trust (New Bedford Program)
Series A
5.125%, 2/01/16	3,460	3,550,929
Massachusetts Wtr Pollution Abatement Trust (Pool Program Bds)
Series 7
5.25%, 2/01/10	2,455	2,559,730
Univ of Massachusetts Bldg Auth Rev
AMBAC Series Senior Ser 2
5.00%, 11/01/18	18,690	20,063,902

		232,913,033

Michigan - 1.7%
Berkley City Sch Dist
FGIC
7.00%, 1/01/08	1,000	1,000,000
Detroit City Sch Dist
AMBAC Series A
6.50%, 5/01/10	1,065	1,143,576
Detroit City Sch Dist (Sch Bldg & Site Impr)
FGIC Series 2A
5.00%, 5/01/32	1,405	1,519,985
Detroit Swr Disp Rev
FGIC Series A
6.00%, 7/01/29	3,105	3,306,825
MBIA Series B
6.00%, 7/01/10	2,510	2,671,443
Detroit Wtr Sup Sys Rev, Senior Lien
FGIC
5.25%, 7/01/33	5,155	5,505,024
FGIC Series A
5.875%, 7/01/22	3,475	3,693,925
Grand Rapids, Wtr Supply Sys Rev
FGIC
5.75%, 1/01/12	2,100	2,243,577
Lansing Comnty Coll
FGIC
5.50%, 5/01/16	3,515	3,833,002
Michigan Muni Bond Auth
5.50%, 10/01/13 - 10/01/15	5,165	5,804,105
Michigan Muni Bond Auth Rev (Clean Wtr Revolving Fund) (Prerefunded)
5.625%, 10/01/11	1,270	1,338,377

Michigan Muni Bond Auth Rev (Clean Wtr Revolving Fund) (Prerefundedd)
5.75%, 10/01/14	3,745	3,954,495
Michigan Muni Bond Auth Rev (Ref Sch Loan)
Series A
5.25%, 12/01/10	5,215	5,497,601
Michigan Pub Pwr Agy
MBIA
5.25%, 1/01/14	3,380	3,685,755
Michigan Pub Pwr Agy Rev (Ref Belle River Proj)
MBIA Series A
5.25%, 1/01/10	9,065	9,418,988
Michigan St COP (New Ctr Dev)
MBIA
5.375%, 9/01/19	4,775	5,125,533
Michigan St GO
FSA
5.00%, 9/01/13	2,055	2,226,161
Michigan St GO (Trunk Line Fund)
FSA Series 05B
5.00%, 9/01/11	5,130	5,448,009
Michigan St GO (Trunk Line)
FGIC
5.00%, 11/01/12	4,130	4,423,478
5.25%, 11/01/13	5,000	5,462,750
FSA Series A
5.50%, 11/01/18	1,110	1,202,008
Walled Lake Consolidated Sch Dist
Q-SBLF
5.75%, 5/01/13	2,000	2,117,900
Wayne Cnty Comnty Coll Impr
FGIC
5.00%, 7/01/08	1,925	1,943,365

		82,565,882

Minnesota - 0.3%
Minnesota Pub Fac Auth
5.00%, 3/01/13	1,245	1,347,650
Minnesota St Muni Pwr Agy, Elec Rev
4.50%, 10/01/12	2,395	2,485,962
Saint Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj.)
5.15%, 11/15/20	2,770	2,663,965
5.75%, 11/15/21	1,750	1,763,055

Southern Minnesota Muni Pwr Agy
AMBAC
5.25%, 1/01/16	6,820	7,565,494

		15,826,126

Missouri - 0.5%
Jackson Cnty Pub Bldg Corp., Leasehold Rev (Capital Impr Proj)
5.00%, 12/01/25	1,955	2,031,225
Kansas City Muni Assistance Corp.
FGIC
5.00%, 4/15/13	7,215	7,750,281
Missouri St Hsg Dev Commission, SFMR AMT
GNMA/ FNMA Series B-2
6.40%, 9/01/29	315	322,453
Missouri St Hwy & Transit Commission
5.00%, 2/01/13	10,755	11,602,709
Saint Louis Arpt Rev (Arpt Dev Prog) (Prerefunded)
MBIA Series A
5.625%, 7/01/18	3,550	3,828,604
St. Louis Arpt Rev (Arpt Dev Program)
MBIA Series A
5.625%, 7/01/19	1,345	1,450,556

		26,985,828

Nebraska - 0.2%
Nebraska Pub Pwr Dist Rev
MBIA Series Ser B
5.00%, 1/01/11	10,355	10,864,570

Nevada - 3.2%
Clark Cnty
AMBAC Series A
6.50%, 6/01/17	1,760	2,117,421
Clark Cnty Impr Dist
5.00%, 8/01/10	3,430	3,413,536
Clark Cnty Impr Dist, Summerlin No. 151
3.95%, 8/01/09	470	458,447
4.40%, 8/01/12	190	179,436
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (b)	1,175	1,166,505
Clark Cnty Sch Dist
FGIC
5.00%, 6/15/17	27,880	30,110,400
5.25%, 6/15/14	5,505	6,043,279
FSA
5.50%, 6/15/12	13,425	14,654,461

FSA Series C
5.25%, 6/15/13	8,800	9,621,480
MBIA
5.00%, 6/15/10 - 6/15/13	8,740	9,298,019
5.25%, 6/15/12	5,000	5,385,100
Clark Cnty Spl Impr Dist No 142
5.30%, 8/01/11	1,585	1,571,734
Cnty of Clark
AMBAC
5.00%, 7/01/14 - 11/01/16	43,265	47,227,213
FSA
5.00%, 6/01/12 - 6/01/13	21,020	22,554,769
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	975	889,161
Las Vegas Spl Impt Dist No. 607, Local Impr Bonds
4.30%, 6/01/08	1,625	1,612,764
5.15%, 6/01/11	2,005	1,957,261
Washoe Cnty Sch Dist (Prerefunded)
FGIC
5.25%, 6/01/14	1,555	1,587,484

		159,848,470

New Hampshire - 0.3%
Manchester Hsg & Redev Auth
ACA Series A
6.75%, 1/01/13 - 1/01/15	6,155	6,424,852
New Hampshire Hlth & Ed Fac Auth
AMBAC
5.375%, 7/01/20	7,090	7,661,879

		14,086,731

New Jersey - 7.1%
Garden St Preservation Trust (Open Space & Farmland)
FSA Series 05A
5.80%, 11/01/17	2,325	2,655,662
New Jersey EDA
MBIA
5.00%, 9/01/15	3,645	3,896,250
MBIA Series 1A
5.00%, 7/01/11	11,795	12,455,166
New Jersey EDA (Cigarette Tax)
FGIC
5.00%, 6/15/09 - 6/15/10	16,155	16,758,687
FGIC Series 4
5.00%, 6/15/11	4,665	4,912,012
FSA
5.00%, 6/15/09	2,535	2,602,963

FSA Series 4
5.00%, 6/15/10	3,615	3,771,276
New Jersey EDA (Market Transition Fac Rev, Senior Lien)
MBIA Series A
5.00%, 7/01/09	3,790	3,895,286
New Jersey EDA (Sch Fac Constr)
MBIA Series G
5.00%, 9/01/13	20,445	22,016,812
New Jersey EDA (Sch Fac Constr) (Prerefunded)
MBIA Series C
5.00%, 6/15/09 - 6/15/15	4,620	4,943,365
New Jersey Hlth Care Fac Fin Auth Rev (Jersey City Med Ctr)
AMBAC FHA
4.80%, 8/01/21	350	352,265
New Jersey St
5.00%, 6/01/16	4,570	5,013,107
5.25%, 7/01/16	3,515	3,919,752
5.50%, 2/01/10	1,110	1,162,192
AMBAC Series N
5.25%, 7/15/11	6,000	6,397,140
MBIA-IBC
5.50%, 8/01/11	3,530	3,795,950
New Jersey St Ed Fac Auth (Prerefunded)
AMBAC Series 02A
5.25%, 9/01/21	4,505	4,893,421
New Jersey St Transp Trust Fund Auth (Transp Sys)
FSA Series C
5.50%, 12/15/11	6,550	7,091,685
MBIA Series A
5.25%, 12/15/12	10,175	11,006,094
Series C
5.50%, 6/15/21	3,275	3,629,748
New Jersey St Transp Trust Fund Auth, (Transp Sys)
MBIA Series B
5.00%, 12/15/21	3,000	3,203,280
New Jersey St Trpk Auth Rev (Unrefunded)
MBIA Series A
6.00%, 1/01/11	14,175	15,269,310
New Jersey Transp Trust Fund Auth
AMBAC
5.25%, 12/15/09	2,425	2,525,080
AMBAC Series A
5.50%, 12/15/13	7,415	8,217,451

FGIC
5.00%, 6/15/13 - 6/15/14	11,520	12,419,199
MBIA
5.25%, 12/15/14	17,670	19,459,088
New Jersey Transp Trust Fund Auth, Transp Sys
FGIC Series B
5.25%, 12/15/13	5,000	5,460,400
FSA Series C
5.75%, 12/15/12	5,000	5,545,200
MBIA Series A
5.25%, 12/15/11 - 12/15/13	26,240	28,499,781
MBIA Series B
5.25%, 12/15/13	6,380	6,967,470
Tobacco Settlement Fin Corp.
6.25%, 6/01/43	22,020	25,119,095
6.75%, 6/01/39	84,700	98,697,522

		356,551,709

New York - 6.7%
City of New York
5.00%, 8/01/12 - 2/01/16	44,085	47,381,818
Long Island Pwr Auth
5.75%, 12/01/24	4,625	4,724,576
Metro Transp Auth, Dedicated Tax Fund (Prerefunded)
FGIC Series A
5.00%, 4/01/23	2,835	3,135,227
New York City
5.00%, 1/01/15 - 1/01/16	15,370	16,536,442
Series G
5.00%, 8/01/11	7,360	7,763,254
Series I
5.875%, 3/15/13	100	100,552
New York City GO
5.00%, 8/01/16	4,715	5,086,259
Series 4B
5.00%, 8/01/10	14,270	14,888,890
Series 4G
5.00%, 8/01/12	21,110	22,419,031
Series H
5.00%, 8/01/11	3,450	3,639,026
Series I
5.00%, 8/01/10	4,520	4,716,033
New York City TFA
5.00%, 8/01/11	4,900	5,195,120
MBIA Series E
5.25%, 2/01/21	2,760	2,933,880
Series B
5.25%, 2/01/29 (b)	14,005	14,784,378

New York City TFA Futrue Tax Secured
MBIA Series D
5.25%, 2/01/20	2,360	2,521,023
New York City TFA Future Tax Secured
MBIA Series E
5.25%, 2/01/22	4,685	4,969,099
New York Conv Ctr Operating Corp.
Zero Coupon, 6/01/08	1,500	1,481,430
New York St Dorm Auth
MBIA
5.25%, 2/15/13	1,195	1,219,832
New York St Dorm Auth (City Univ)
Series A
5.75%, 7/01/13	1,280	1,378,470
New York St Dorm Auth (Mental Hlth Fac Impr)
FSA Series B
5.00%, 2/15/10	2,160	2,237,436
New York St Dorm Auth (Mental Hlth Svc Fac)
FSA Series 1
5.125%, 1/15/13	2,085	2,144,026
New York St Dorm Auth (NY Univ)
MBIA Series A
6.00%, 7/01/18	2,865	3,381,703
New York St Hsg Fin Agy
4.05%, 11/01/10	6,820	6,819,659
New York St Thruway Auth
FGIC
5.00%, 4/01/13 - 4/01/16	50,800	55,040,023
FSA
5.00%, 4/01/15	10,255	11,230,968
MBIA
5.25%, 4/01/11	15,310	16,248,962
New York St Thruway Auth (Pers Inc Tax)
FSA Series A
5.00%, 3/15/18	7,860	8,448,635
New York St Thruway Auth, Hwy & Brdg Trust Fund
FSA Series 5B
5.00%, 4/01/14	28,430	30,934,115
MBIA Series A
5.00%, 4/01/21	4,700	4,933,590
New York St UDC Correctional & Youth Fac, Svc Contract Rev
Series A
5.00%, 1/01/27	3,020	3,074,420

Tobacco Settlement Fin Corp (Tobacco Asset-Backed Bds)
Series A-1
5.00%, 6/01/08	7,295	7,350,442
5.25%, 6/01/12	305	305,534
Tobacco Settlement Fin Corp.
Series A-1
5.00%, 6/01/11	1,740	1,742,697
Series C-1
5.50%, 6/01/14	16,590	17,020,842

		335,787,392

North Carolina - 1.7%
Charlotte, COP (Equipment Acquisition Proj.)
Series B
5.00%, 3/01/09	5,000	5,108,800
North Carolina Eastern Muni Pwr Agy, Pwr Sys Rev
ACA Series B
6.125%, 1/01/09	2,105	2,157,772
Series B
5.70%, 1/01/17	1,880	1,943,563
6.125%, 1/01/09	3,910	4,008,024
Series D
6.45%, 1/01/14	630	664,467
North Carolina Eastern Muni Pwr Agy, Pwr Sys Rev (Prerefunded)
Series A
6.00%, 1/01/26	1,720	2,087,942
North Carolina Eastern Muni Pwr Agy, Pwr Sys Rev, Ref
Series A
5.50%, 1/01/11	3,725	3,894,972
Series C
5.25%, 1/01/11	2,765	2,871,812
North Carolina Infra Fin Corp.
FSA
5.00%, 2/01/13 - 2/01/15	22,350	24,200,956
North Carolina Infra Fin Corp. COP Capital Impr
Series A
5.00%, 2/01/13	4,295	4,608,578
North Carolina Muni Pwr Agy No. 1, Catawba Elec Rev
Series A
5.50%, 1/01/12 - 1/01/13	13,730	14,655,524
North Carolina Muni Pwr Agy No. 1, Catawba Elec Rev ETM
5.50%, 1/01/13	4,170	4,458,981

North Carolina St
5.00%, 3/01/09	12,440	12,720,646

		83,382,037

Ohio - 1.9%
City of Cincinnati
5.00%, 12/01/15	5,780	6,357,480
City of Cleveland
FGIC
5.25%, 1/01/13	5,000	5,332,900
Cnty of Hamilton
AMBAC
5.75%, 12/01/12 - 12/01/13	6,455	6,922,853
Cuyahoga Cnty, Hosp Fac Rev (Canton Inc Proj)
6.75%, 1/01/10	920	946,284
Montgomery Cnty, Hosp Rev, Grandview Hosp & Med Ctr
5.60%, 12/01/11	1,000	1,047,650
Montgomery Cnty, Hosp Rev, Grandview Hosp & Med Ctr (Prerefunded)
5.50%, 12/01/10	2,100	2,196,201
Montgomery Cnty, Hosp Rev, Grandview Hosp & Med Ctr. ETM
5.40%, 12/01/09	1,145	1,195,346
Ohio St
5.00%, 5/01/14 - 6/15/14	7,195	7,822,597
5.20%, 2/01/10	6,890	7,178,415
Ohio St Bldg Auth
5.00%, 4/01/12	5,000	5,329,550
Ohio St Bldg Auth, St Fac Administration Bldg Fund (Ref Proj B)
FSA
5.25%, 10/01/08	3,400	3,458,310
Ohio St Bldg Auth, Workers Compensation Fac
FGIC Series A
5.00%, 4/01/12	7,265	7,731,994
Ohio St Wtr Dev Auth, PCR
5.25%, 12/01/17	6,850	7,411,152
Ohio St Wtr Dev Auth, PCR Wtr Quality Loan Fund
5.00%, 6/01/13	5,860	6,340,520
Ohio St, Common Sch
Series B
5.00%, 9/15/11	1,785	1,895,474
Ohio St, Hgr Ed Capital Fac
AMBAC Series A
5.00%, 8/01/11	16,500	17,460,960

Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	4,540	4,642,241

		93,269,927

Oklahoma - 1.7%
McGee Creek Auth Wtr Rev
MBIA
6.00%, 1/01/23	3,980	4,668,460
Oklahoma Dev Fin Auth, Rev, Hillcrest Hlthcare Sys ETM
Series A
5.00%, 8/15/09	1,000	1,029,490
Oklahoma Dev Fin Auth, Rev, Hillcrest Hlthcare Sys (Prerefunded)
Series A
5.75%, 8/15/13	2,240	2,353,613
Oklahoma Hsg Fin Agy SFMR AMT
Series B-2
6.55%, 3/01/29	110	110,000
Oklahoma Transp Auth
AMBAC
5.00%, 1/01/09	9,685	9,871,921
Tulsa Cnty Indl Auth (Capital Impr Rev)
FSA Series B
5.00%, 5/15/10 - 5/15/12	51,315	54,404,300
Series B
5.00%, 5/15/09	10,900	11,166,723

		83,604,507

Oregon - 0.6%
City of Portland
MBIA
5.00%, 6/15/13	5,090	5,476,026
Clackamas & Washington Cnty, Sch Dist No. 003
FGIC Series B
5.00%, 6/15/12	5,190	5,536,588
Deschutes Cnty, Administrative Sch Dist No. 1, Ref
FSA
5.00%, 12/15/11	3,410	3,635,844
Emerald Peoples Util Dist
FGIC
7.35%, 11/01/08	1,265	1,308,693
Oregon St Dept of Administrative Svs
MBIA
5.25%, 5/01/14	1,775	1,900,049

Tri-Cnty Metro Transp Dist
MBIA
4.00%, 5/01/14	4,500	4,525,785
5.00%, 5/01/12	1,080	1,150,254
Washington Cnty Sch Dist No. 48 (J Beaverton Ref)
FSA
5.00%, 6/01/13	4,600	4,970,116

		28,503,355

Pennsylvania - 5.7%
Allegheny Cnty
MBIA Series C-54
5.375%, 11/01/18	3,400	3,721,674
Allegheny Cnty Arpt Rev (Pittsburgh In’l Arpt) AMT
MBIA Series A-1
5.75%, 1/01/09	4,310	4,406,242
Allegheny Cnty Hosp Dev Auth
5.00%, 11/15/09 - 11/15/12	16,140	16,052,270
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
5.00%, 11/15/10	3,235	3,229,695
Series A
5.00%, 11/15/13	3,965	3,907,428
Series B
9.25%, 11/15/22	3,020	3,561,999
Allegheny Cnty Redev Auth Rev (Pittsburgh Mills Proj)
5.10%, 7/01/14	625	621,938
Beaver Cnty IDA PCR (Cleveland Elec Proj)
Series 98
3.75%, 10/01/30 (b)	13,150	13,099,373
Bucks Cnty IDA Waste Mangement Inc. Proj
4.90%, 12/01/22 (b)	4,885	4,887,736
Central Bucks Sch Dist
5.00%, 5/15/16	5,000	5,448,700
Chester Cnty Hlth & Ed Fac Auth Hosp Rev (Chester Cnty Hosp)
Series A
6.75%, 7/01/21	1,320	1,381,829
Pennsylvania St GO
5.00%, 3/01/16	19,040	20,923,246
5.25%, 7/01/11 - 7/01/14	24,515	26,672,029
5.50%, 6/01/10	4,635	4,889,971
FGIC
5.00%, 7/01/12 (g)	67,110	71,894,272
5.00%, 10/01/12 - 7/01/13	30,295	32,745,031
5.50%, 2/01/14	5,310	5,917,252

MBIA
5.00%, 9/01/11 - 2/01/15	33,730	36,178,807
5.25%, 2/01/14	10,885	11,981,555
5.375%, 7/01/16	2,225	2,510,000
Pennsylvania St Pub Sch Bldg Auth
5.00%, 6/01/14	5,115	5,554,941
Pennsylvania St Ref & Projs
MBIA
5.25%, 2/01/11	1,085	1,150,599
Philadelphia Parking Auth, Rev
FSA
5.50%, 9/01/11	1,915	2,005,580
Westmoreland Cnty Muni Auth Mun Svc Rev
FGIC
5.00%, 8/15/09	4,135	4,258,264

		287,000,431

Puerto Rico - 2.6%
Comwlth of Puerto Rico
5.25%, 7/01/11	2,135	2,212,010
Series A
5.00%, 7/01/30 (b)	26,490	27,142,184
Comwlth of Puerto Rico Govt Dev Bank
5.00%, 12/01/13	3,400	3,530,084
Govt Dev for Puerto Rico
5.00%, 12/01/08 - 12/01/10	21,995	22,257,150
Puerto Rico Comwlth GO
FSA Series C
5.00%, 7/01/21 (b)	20,710	20,909,645
Puerto Rico Pub Bldg Auth
5.50%, 7/01/13	15,205	16,081,416
Puerto Rico Pub Fin Corp.
5.75%, 8/01/27 (b)	10,145	10,596,655
Univ of Puerto Rico
5.00%, 6/01/12 - 6/01/15	26,580	27,513,891

		130,243,035

Rhode Island - 0.3%
Providence Pub Bldg Auth
FSA Series A
5.10%, 12/15/09	1,000	1,011,600
Rhode Island Depositors Econ Protection Corp. ETM
FSA Series A
5.50%, 8/01/20	1,500	1,700,925
5.75%, 8/01/19	4,940	5,734,895
Series A
6.375%, 8/01/22	5,780	7,240,953

		15,688,373

South Carolina - 1.0%
Cnty of Richland
4.60%, 9/01/12	6,335	6,297,940
Greenville Cnty Sch Dist
5.00%, 12/01/10 - 12/01/15	22,600	24,177,086
Horry Cnty Sch Dist
SCSDE Series A
5.375%, 3/01/18	5,285	5,627,204
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	3,775	3,554,163
Newberry Investing in Children Ed Newberry Cnty (Sch Dist Proj)
5.25%, 12/01/23 - 12/01/25	2,315	2,290,795
South Carolina Pub Ser Auth
MBIA Series B
5.00%, 1/01/12	5,825	6,181,315
South Carolina St Pub Svc Auth
FSA
5.25%, 1/01/14	2,080	2,256,280
MBIA Series B
5.00%, 1/01/11	1,560	1,636,768

		52,021,551

Tennessee - 0.2%
Chattanooga Hlth Ed & Hsg Fac Brd (Catholic Hlth)
Series A
5.375%, 12/01/11	3,215	3,278,689
Memphis-Shelby Cnty Arpt Auth AMT
MBIA Series A
6.25%, 2/15/10	1,000	1,050,930
Memphis-Shelby Cnty Arpt Auth Rev
AMBAC Series D
6.25%, 3/01/18	3,000	3,155,400
Memphis-Shelby Cnty Arpt Auth Rev AMT
MBIA Series A
6.00%, 2/15/08	1,000	1,002,810
Shelby Cnty Pub Impr
Series A
5.625%, 4/01/14	2,400	2,530,128

		11,017,957

Texas - 8.7%
Arlington ISD
5.00%, 2/15/13	2,000	2,150,920
PSF-GTD
5.00%, 2/15/14 - 2/15/21	6,265	6,603,242

Austin GO
FSA
5.00%, 11/15/13	3,035	3,286,025
Austin Pub Impr
5.75%, 9/01/10	1,170	1,221,421
Bell Cnty Hlth Fac Dev Corp (Lutheran Gen Hlthcare Sys) ETM
6.50%, 7/01/19	1,000	1,217,250
Bell Cnty, Ltd. Tax Notes
FSA
5.00%, 2/15/11	15,465	16,302,120
Brownsville Util Sys Rev
AMBAC
6.25%, 9/01/10 - 9/01/11	2,775	3,030,440
City of Dallas
5.00%, 2/15/11 - 2/15/14	30,370	32,384,640
City of Fort Worth
FSA
5.00%, 2/15/11	5,000	5,263,050
City of Houston
FSA
5.00%, 12/01/30	1,610	1,736,079
MBIA
5.00%, 3/01/11 - 3/01/12	39,110	41,243,721
5.25%, 3/01/12 - 3/01/14	11,760	12,859,722
City of Plano
5.00%, 9/01/13	5,045	5,449,004
City of San Antonio
5.25%, 2/01/14	4,395	4,820,084
5.375%, 2/01/13	5,000	5,461,500
FGIC
5.25%, 8/01/12	5,000	5,390,950
Clear Creek ISD
5.00%, 2/15/16	1,280	1,398,477
Conroe ISD
5.00%, 2/15/16	6,260	6,756,543
Cypress-Fairbanks ISD
PSF-GTD
5.25%, 2/15/16	3,420	3,428,892
Cypress-Fairbanks ISD, Ref & Sch House ETM
PSF-GTD
5.75%, 2/15/08	1,435	1,439,535
Cypress-Fairbanks ISD, Ref & Sch House (Unrefunded)
PSF-GTD
5.75%, 2/15/08	3,885	3,896,733
Dallas Cnty Comnty Coll Dist (Maintenance Tax Notes)
5.00%, 2/15/09	3,355	3,429,347

Dallas Cnty Util & Reclamation Dist
MBIA
5.00%, 2/15/10	4,630	4,796,958
Dallas ISD, Ref Delayed Delivery
PSF-GTD
5.25%, 8/15/08	3,885	3,938,341
El Paso Ref
FGIC
5.00%, 8/15/12	5,710	6,099,422
Fort Worth ISD
5.00%, 2/15/16	5,000	5,462,800
Garland ISD
PSF-GTD Series A
4.00%, 2/15/08	2,000	2,002,120
Harris Cnty
5.375%, 10/01/18	920	973,664
Harris Cnty Ref (Toll Road) Senior Lien
FSA
5.375%, 8/15/23	2,770	3,021,461
Harris Cnty (Prerefunded)
5.375%, 10/01/18	1,475	1,588,280
Harris Cnty Flood Ctl Dist Ref
5.25%, 10/01/22 - 10/01/23	10,050	10,732,272
Series A
5.25%, 10/01/20	1,920	2,068,704
Harris Cnty Ref, Permanent Impr
Series A
5.25%, 10/01/24	14,000	14,871,220
Houston Ref, Pub Impr
FSA Series B
5.50%, 3/01/10	5,000	5,247,350
Houston, Hotel Occupancy Tax & Spl Rev, Ref (Conventions & Entertainment)
AMBAC Series A
5.50%, 9/01/10	3,000	3,175,140
Houston, Ref Pub Impr
FSA Series B
5.50%, 3/01/09	6,835	7,028,567
MBIA Series A
5.00%, 3/01/09	13,100	13,383,484
Houston, Wtr & Swr Sys Rev, Ref, Junior Lien Forward (Prerefunded)
AMBAC
5.75%, 12/01/17	2,000	2,224,140
AMBAC Series B
5.75%, 12/01/16	3,000	3,336,210

Katy Dev Auth (Metro Contract)
Series A
5.75%, 6/01/09	4,685	4,681,674
Lamar Consolidated ISD (Schhouse)
PSF-GTD
5.00%, 2/15/12	3,700	3,938,539
Lower Colorado River Auth
AMBAC
5.00%, 5/15/08	2,920	2,940,820
FSA
5.875%, 5/15/16	10,785	11,266,889
Magnolia ISD
5.00%, 8/15/16	1,800	1,852,288
Plano Tx Isd Go
5.00%, 2/15/11	3,025	3,182,300
Port of Port Arthur Navigation Dist
AMBAC
6.00%, 3/01/08	1,875	1,883,531
Retama Dev Corp Spl Fac Rev (Retama Racetrack) ETM
8.75%, 12/15/13 - 12/15/15	7,105	8,710,441
SA Energy Acquisition Pub Fac Corp.
5.25%, 8/01/15	1,855	1,950,699
San Antonio Elec & Gas
Series 01
5.25%, 2/01/09	4,130	4,227,922
San Antonio Hotel Occupancy Rev (Sub Lien)
AMBAC Series B
5.00%, 8/15/34 (b)	18,605	18,832,539
San Antonio Wtr Sys Rev
FSA
5.50%, 5/15/18	4,000	4,329,400
San Antonio, Elec & Gas, Pwr Sys
5.25%, 2/01/08	1,000	1,001,630
5.375%, 2/01/20	2,500	2,700,175
Seguin ISD
PSF-GTD
5.00%, 4/01/23	3,455	3,472,102
Tarrant Cnty Hlth Fac Dev Corp (Harris Mthodist Hlth Sys) ETM
AMBAC Series A
5.125%, 9/01/12	2,755	2,867,073
Texas A & M Univ Rev (Fin Sys)
Series B
5.00%, 5/15/12	1,600	1,708,304

Texas Muni Pwr Agy
MBIA
Zero Coupon, 9/01/13	2,345	1,899,333
Texas Muni Pwr Agy Rev
MBIA
5.25%, 9/01/09	1,530	1,581,699
Texas Pub Fin Auth
AMBAC
5.00%, 2/01/15	5,000	5,376,150
Texas St
5.25%, 8/01/21	2,875	2,943,968
5.50%, 10/01/12	1,055	1,132,933
Series B
5.125%, 10/01/09	14,855	15,219,393
Texas St Transp Commission
5.00%, 4/01/13 -4/01/16	21,735	23,600,471
5.25%, 4/01/14	10,185	11,188,019
Texas St Univ Sys
FSA
5.25%, 3/15/13	5,320	5,708,147
Trinity River Auth Regl WasteWtr Sys Rev
MBIA
5.25%, 8/01/08	3,295	3,336,879
Univ of Texas
5.00%, 8/15/14 - 8/15/16	16,815	18,354,742
5.25%, 8/15/16	1,085	1,209,732
Univ of Texas (Prerefunded)
Series B
5.375%, 8/15/19	1,270	1,359,929
Williamson Cnty
MBIA
5.00%, 2/15/14	5,000	5,426,600

		436,604,149

Utah - 0.1%
Intermountain Pwr Agy
FSA
5.00%, 7/01/10	2,870	2,996,969
Intermountain Pwr Agy, Pwr Sup Rev ETM (Prerefunded)
AMBAC Series A
6.50%, 7/01/08	1,265	1,287,062
Intermountain Pwr Agy, Pwr Sup Rev (Unrefunded)
AMBAC Series A
6.50%, 7/01/08	735	747,421

Intermountain Pwr Agy, Pwr Suppy Rev Ref
AMBAC
5.00%, 7/01/10	1,505	1,569,745

		6,601,197

Vermont - 0.0%
Vermont Educational & Hlth Bldgs Fin Agy Rev (Norwich Univ Proj)
5.50%, 7/01/18	1,165	1,190,758

Virginia - 2.6%
Broad Street CDA
7.125%, 6/01/15	3,510	3,745,837
Celebrate North CDD Spl Assmt Rev (Celebrate VA)
Series B
6.25%, 3/01/18	3,561	3,603,696
Chesapeake IDA Rev (Poll Ctl Proj.)
5.25%, 2/01/08	3,600	3,604,752
City of Hampton
MBIA
5.00%, 1/15/15	5,000	5,444,300
City of Norfolk
MBIA
5.00%, 3/01/14	3,065	3,321,111
Cnty of Arlington
5.00%, 1/15/13	4,750	5,130,570
Cnty of Fairfax
5.00%, 6/01/13	5,330	5,780,812
Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded)
Series 98B
Zero Coupon, 8/15/15	4,000	2,701,960
Richmond
FSA
5.50%, 1/15/12	4,000	4,304,800
Virginia Coll Bldg Auth
5.00%, 2/01/12	16,585	17,670,986
Virginia Coll Bldg Auth (21st Century Coll & Equipment)
5.00%, 2/01/10	4,445	4,613,377
Virginia Coll Bldg Auth (21st Century Coll Proj)
Series B
5.00%, 2/01/11	6,600	6,947,094
Virginia Coll Bldg Auth (Prerefunded)
Series A
5.75%, 9/01/13	1,585	1,691,322

Virginia Comwlth Brdg of Transp Rev, Ref U.S. Route 58 Corr Dev
Series B
5.25%, 5/15/11	5,620	5,982,602
Virginia Polytechnic Inst & St Univ Rev (Unrefunded)
Series A
5.25%, 6/01/08	75	75,676
Virginia Pub Bldg Auth
5.00%, 8/01/12 - 8/01/14	33,440	36,020,792
Virginia Pub Sch Auth
5.00%, 4/15/10 - 8/01/14	13,875	14,695,362
Virginia Pub Sch Auth (Sch Fin 1997)
Series B
5.50%, 8/01/10	6,200	6,560,654

		131,895,703

Washington - 8.1%
City of Seattle
FSA
5.00%, 8/01/13	9,915	10,703,738
City of Tacoma
FSA
5.00%, 1/01/15	20,945	22,797,166
Clark Cnty Pub Util Dist No 1, Elec Rev
AMBAC
5.25%, 1/01/09	5,000	5,107,600
5.50%, 1/01/08	2,270	2,270,000
Cowlitz Cnty Spl Swr Rev, CSOB Wastewtr Treatment
FGIC
5.50%, 11/01/19	1,435	1,628,897
Douglas Cnty Sch Dist No 206 (Eastmont)
FGIC
5.75%, 12/01/14	1,150	1,245,485
Energy Northwest
5.00%, 7/01/12 - 7/01/16	68,835	74,790,746
5.50%, 7/01/13	3,840	4,228,723
AMBAC
5.00%, 7/01/18	5,040	5,383,627
5.25%, 7/01/11	4,505	4,794,527
MBIA
5.50%, 7/01/12	1,855	2,017,609
MBIA Series A
5.75%, 7/01/17	7,000	7,625,100
XLCA
5.50%, 7/01/10	1,880	1,981,341

Energy Northwest (Columbia Generating)
MBIA Series A
5.75%, 7/01/18	2,455	2,674,232
King Cnty Sch Dist No 1 Seattle
5.00%, 12/01/12 - 12/01/13	73,650	79,610,474
Seattle Ref
5.00%, 1/01/10	2,285	2,366,872
Seattle Muni Light & Pwr Rev
5.625%, 12/01/12 - 12/01/16	6,590	6,997,825
FSA Series 01
5.50%, 3/01/09	6,290	6,466,686
Washington Hlth Care Fac Auth
FSA
5.25%, 10/01/14	5,425	5,559,466
RADIAN
6.30%, 7/01/38 (b)	3,850	3,850,000
Washington Pub Pwr Sup Sys
MBIA
5.25%, 7/01/13	6,515	7,073,336
Washington St GO
5.00%, 7/01/08 - 7/01/13	21,075	22,394,220
AMBAC
5.00%, 1/01/12 - 1/01/16	79,445	85,574,801
FSA
5.00%, 1/01/14 - 7/01/15	19,465	21,207,974
MBIA
5.00%, 7/01/13 - 1/01/14	8,660	9,363,804
Washington St GO (Various Purpose)
AMBAC
5.00%, 7/01/13	3,435	3,704,648
Washington St Motor Vehicle Fuel Tax
FSA Series B
5.00%, 7/01/13	5,785	6,254,164

		407,673,061

Wisconsin - 2.5%
Milwaukee Metro Sewerage Dist
5.00%, 10/01/16	3,710	4,075,954
Wisconsin St GO
AMBAC
5.00%, 5/01/15	7,940	8,649,757
FGIC
5.00%, 5/01/15 - 7/01/17	13,060	14,235,581
5.25%, 5/01/13	5,500	5,988,730
FGIC Series E
5.00%, 5/01/13	1,715	1,846,678
FSA
5.25%, 7/01/16	9,690	10,775,958

FSA Series B
5.25%, 5/01/17	2,000	2,126,300
MBIA
5.00%, 5/01/11 - 5/01/16	53,630	57,713,743
5.25%, 5/01/13 - 7/01/14	7,465	8,163,322
MBIA Series 1
5.50%, 5/01/10	5,205	5,478,106
Wisconsin St Transp Rev
AMBAC Series B
5.00%, 7/01/13	4,270	4,594,093

		123,648,222

Total Long-Term Municipal Bonds (cost $4,764,507,840)		4,828,299,405

Short-Term Municipal Notes - 2.1%
Alaska - 0.1%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
3.75%, 6/01/37 (d)	2,300	2,300,000
Series 03B
3.75%, 7/01/37 (d)	5,500	5,500,000

		7,800,000

California - 0.0%
California St GO
3.45%, 5/01/40 (d)	1,500	1,500,000

Colorado - 0.2%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Program)
3.75%, 2/01/34 - 12/01/37 (d)	8,750	8,750,000

Connecticut - 0.0%
Connecticut St Hlth & Ed Fac Auth
3.55%, 7/01/36 (d)	1,400	1,400,000

District Of Columbia - 0.2%
Dist of Columbia
3.48%, 9/01/33 (d)	11,565	11,565,000

Florida - 0.6%
Jacksonville Hlth Fac Auth Hosp Rev
Series 00C
3.70%, 8/15/33 (d)	2,750	2,750,000
Jacksonville Hlth Facs Auth Hosp Rev (Baptist Med Ctr Proj)
3.70%, 8/15/21 (d)	2,250	2,250,000
Palm Beach Cnty Ed Fac Auth
3.50%, 12/01/31 (d)	13,900	13,900,000
Univ South Florida Research Fndtn, Inc.
3.50%, 12/01/19 (d)	9,300	9,300,000

		28,200,000

Illinois - 0.1%
Chicago Brd of Ed
FSA Series C1
3.75%, 3/01/31 (d)	3,200	3,200,000

Nevada - 0.0%
Director of Nevada St Dept of Business & Industry
3.48%, 12/01/33 (d)	1,450	1,450,000

North Carolina - 0.1%
Mecklenburg Cnty
3.70%, 2/01/27 (d)	3,270	3,270,000

Ohio - 0.5%
Lake Cnty Hosp Fac
RADIAN
5.50%, 12/01/32 (d)	22,145	22,145,000
Ohio Air Quality Dev Auth Rev (Ohio Edison Co)
3.75%, 6/01/23 (d)	2,500	2,500,000

		24,645,000

Oregon - 0.2%
Medford Hosp Fac Auth (Rogue Valley Manor Proj)
3.75%, 8/15/37 (d)	8,125	8,125,000

South Carolina - 0.0%
Cnty of Charleston
3.79%, 8/15/30 (d)	2,800	2,800,000

Utah - 0.1%
Utah Transit Auth Sales Tax Rev
Series B
3.70%, 6/15/36 (d)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $105,702,480)		105,705,000

Total Investments - 98.5% (cost $4,870,210,320)		4,934,004,405
Other assets less liabilities - 1.5%		74,237,502

Net Assets - 100.0%		$5,008,241,907

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (h)	$48,600	2/20/08	MMD	+	MMD ++	$173,236
Merrill Lynch	18,200	7/12/08	BMA	*	3.815%	78,776
Merrill Lynch	22,255	2/12/12	BMA	*	3.548%	564,947

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr Futures	410	March 2008	$45,130,391	$45,215,312	$(84,921)

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.
(b)	Variable rate coupon, rate shown as of December 31, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $25,744,269 or 0.5% of net assets.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	When-Issued security.
(g)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(h)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

An amount equivalent to U.S. $307,500 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDA	-	Community Development Administration
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
MMD	-	Municipal Market Data
PCR	-	Pollution Control Revenue Bond
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
ST GTD	-	State Guaranteed
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.3%
Long-Term Municipal Bonds - 97.2%
California - 77.3%
Anaheim Union High Sch Dist
FSA Series A
5.375%, 8/01/19	$5,035	$5,506,477
Antelope Valley Union High Sch Dist
MBIA Series A
5.375%, 8/01/19	1,000	1,088,020
Antioch Pub Fin Auth (Muni Fac Proj)
MBIA Series B
5.50%, 1/01/16	2,380	2,532,177
Azusa Uni Sch Dist
FSA
5.00%, 7/01/24	2,320	2,422,266
Bay Area Infra Fin Auth
FGIC
5.00%, 8/01/17	32,350	34,201,714
Bay Area Toll Auth
5.00%, 4/01/16	7,200	7,923,744
Bay Area Toll Auth Toll Brdg Rev (San Francisco Bay Area)
Series F
5.00%, 4/01/12	2,910	3,114,893
California Dept of Transp (Fed Hwy Grant Antic Bds)
FGIC Series A
5.00%, 2/01/12 - 2/01/14	33,375	35,917,083
California Econ Rec Bonds
FGIC Series A
5.25%, 1/01/11	12,320	13,038,626
MBIA Series A
5.00%, 7/01/11 - 7/01/12	9,920	10,576,830
Series A
5.25%, 1/01/11 - 7/01/12	24,875	26,421,153
California Ed Fac Auth Rev (Univ of the Pacific)
5.50%, 11/01/18	2,190	2,378,099

California Infra & Econ Dev Bank
AMBAC
5.00%, 10/01/15	1,030	1,110,793
California Pub Wks Brd (Dept Hlth Svc)
MBIA Series A
5.75%, 11/01/16	5,225	5,536,201
California Pub Wks Brd (Ref-Dept Corrctns St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,850,999
California Pub Wrks Brd (Ref-Cal St Univ)
FGIC
5.00%, 10/01/14	3,740	4,057,750
California Rural Home Mtg Fin Auth SFMR (Mtg-Backed Securities Program)
GNMA/ FNMA Series A
6.55%, 6/01/30 (a)	230	235,690
California Spl Dist Assoc Fin Corp.
FSA Series Z
5.50%, 8/01/17	1,000	1,081,910
California St Dept of Wtr Res
6.00%, 5/01/13	2,720	3,013,978
AMBAC
5.50%, 5/01/13	6,075	6,669,743
California St Dept of Wtr Res Pwr Sup Rev (Prerefunded)
5.75%, 5/01/17	2,000	2,223,520
5.875%, 5/01/16	8,000	8,934,160
AMBAC
5.375%, 5/01/18	30,025	32,929,018
AMBAC Series A
5.50%, 5/01/16	2,140	2,357,702
FGIC Series 02A
5.125%, 5/01/18	2,800	3,042,732
Series 02A
5.375%, 5/01/22	2,555	2,802,120
XLCA Series A
5.375%, 5/01/17	10,660	11,691,035
California St Dept of Wtr Res Wtr Rev (Prerefunded)
FSA Series W
5.25%, 12/01/22	260	280,420
California St Dept of Wtr Res Wtr Rev (Sys Central Vy Proj)
FGIC Series Y
5.25%, 12/01/18	5,000	5,361,350
MBIA Series AC
5.00%, 12/01/16	7,400	8,061,486
California St GO
5.00%, 4/01/11 - 12/01/15	56,350	60,669,787

5.25%, 2/01/11 - 10/01/20	37,640	40,590,057
AMBAC
5.00%, 11/01/16	5,315	5,843,524
FSA
5.00%, 8/01/16	1,825	1,989,250
FSA-CR
5.00%, 5/01/12	1,040	1,113,705
MBIA
5.00%, 7/01/15 - 8/01/24	16,275	17,717,393
5.25%, 7/01/13	16,245	17,764,395
California St GO (Prerefunded)
5.25%, 9/01/18 - 9/01/20	3,965	4,189,062
California St GO (Various Purposes)
5.00%, 3/01/12 - 3/01/14	25,915	27,740,995
California St Pub Wks Brd
FGIC
5.00%, 9/01/16	1,505	1,646,410
California St Univ Rev (Ref Systemwide)
AMBAC Series B
5.00%, 11/01/14	3,475	3,806,515
California St Univ Rev (Syswide)
FGIC Series A
5.00%, 11/01/24	1,515	1,570,737
California Statewide CDA Rev (Kaiser Permanente)
Series E
3.875%, 4/01/32 (a)	3,225	3,236,900
California Statewide Comnty Dev Auth
AMBAC
5.60%, 10/01/11	44,800	46,929,344
California Statewide Comnty Dev Auth (Redlands Comnty Hosp)
RADIAN Series A
5.00%, 4/01/12 - 4/01/13	3,485	3,609,473
California Statewide Comnty Dev Auth (Ref-Southern Calif Ed Co)
XLCA Series B
4.10%, 4/01/28 (a)	14,055	14,219,725
Castaic Lake Wtr Agy (Ref-Wtr Sys Impr Proj)
MBIA Series A
7.25%, 8/01/08	1,510	1,546,180
Chaffey Comnty Coll Dist (Election of 2002)
MBIA Series B
5.00%, 6/01/25	1,440	1,511,698

Chula Vista CFD Spl Tax (No. 06-1 Eastlake Woods Area)
Series A
4.25%, 9/01/08	565	565,571
4.60%, 9/01/09	680	684,094
Compton Comnty Redev Agy (Ref Tax Alloc Redev Proj)
AMBAC Series A
5.00%, 8/01/11	3,360	3,555,686
Cotati-Rohnert Park Uni Sch Dist (Ref Crossover)
FGIC
5.00%, 8/01/20	2,020	2,137,301
Culver City Redev Agy (Tax Alloc Redev Proj)
MBIA
5.50%, 11/01/18	1,000	1,077,660
MBIA Series A
5.50%, 11/01/17	1,270	1,368,628
Culver City Redev Fin Auth (Tax Alloc Redev Proj)
AMBAC
5.50%, 11/01/14	1,195	1,288,521
Dinuba Redev Agy
4.40%, 10/01/11	3,350	3,252,314
Etiwanda Sch Dist Comnty Fac Dist No. 3
4.50%, 8/01/08	480	480,946
4.70%, 8/01/09	495	496,346
4.80%, 8/01/10	470	470,743
Fremont Pub Fin Auth
Series A
3.75%, 9/02/11	1,755	1,698,226
Gateway Uni Sch Dist
MBIA Series A
5.00%, 8/01/24	1,230	1,283,382
Gilroy Uni Sch Dist
FGIC
5.25%, 8/01/20	1,900	2,027,357
Golden St Tobacco Securitization Corp (Enhanced Asset Bkd)
AMBAC Series A
5.00%, 6/01/20	10,970	11,219,129
AMBAC Series B
5.00%, 6/01/38	3,450	3,711,682
Golden St Tobacco Securitization Corp.
6.25%, 6/01/33	26,310	28,840,759
Golden St Tobacco Securitization Corp. (Enhanced Asset Bkd) Prerefunded
Series B
5.50%, 6/01/43	29,020	31,931,286

Imperial Irrigation Dist (Elec Sys Rev)
MBIA
5.00%, 11/01/18	1,500	1,532,250
Kern High Sch Dist
7.10%, 8/01/11	1,000	1,134,340
MBIA Series A
6.30%, 2/01/11	1,000	1,088,840
Lincoln (Comnty Fac Dist No 2003-1) Spl Tax
5.35%, 9/01/16	705	786,843
5.90%, 9/01/24	1,100	1,258,587
Loma Linda Hosp Rev (Loma Lind Univ Med Ctr)
Series A
5.00%, 12/01/13 - 12/01/14	7,430	7,526,465
Long Beach Bond Fin Auth Lease Rev (Civic Ctl Proj)
MBIA Series A
5.00%, 10/01/17	3,130	3,197,295
Long Beach Bond Fin Auth Lease Rev (Pub Safety Fac Proj)
AMBAC
5.25%, 11/01/19 - 11/01/22	3,765	3,996,593
Los Altos Sch Dist
MBIA Series B
5.00%, 8/01/18	2,000	2,129,000
Los Angeles
MBIA Series A
5.00%, 9/01/16	3,240	3,482,222
Los Angeles Cnty COP (Antelope Valley Courthouse)
AMBAC Series A
5.75%, 11/01/19	2,815	3,021,480
Los Angeles Cnty Metro Transp Auth
AMBAC
5.00%, 7/01/14	3,970	4,334,803
FSA
5.00%, 7/01/14 - 7/01/15	10,075	11,062,119
Los Angeles Cnty Metro Transp Auth (Cap Grant Rcpts Gold Line Proj)
FGIC Series A
5.00%, 10/01/10 - 10/01/12	16,505	17,119,953
Los Angeles Cnty Metro Transp Auth (Proposition A First Tier Senior)
AMBAC Series A
5.00%, 7/01/14 - 7/01/15	2,860	3,130,175
Los Angeles Cnty Pub Wks Fin Auth
FGIC
5.00%, 9/01/13	5,265	5,658,611
MBIA
5.00%, 10/01/10	4,190	4,391,874

Los Angeles Cnty Pub Wrks Fin Auth
FGIC
5.00%, 9/01/12	15,215	16,221,168
MBIA
5.00%, 10/01/12 - 10/01/15	21,935	23,866,037
Los Angeles Cnty Pub Wrks Fin Auth Lease Rev (Ref Master Ref Proj)
MBIA Series A
5.00%, 12/01/11	3,580	3,790,576
Los Angeles Comnty Coll Dist
MBIA Series A
5.00%, 6/01/26	9,995	10,639,677
Los Angeles Comnty Redev Agy (Tax Alloc Sub Lien Bunker Hill)
Series L
3.50%, 3/01/08 - 3/01/09	2,560	2,550,752
Los Angeles Dept of Wtr & Pwr (Pwr Sys Ser)
FSA Series A
5.25%, 7/01/18	2,040	2,159,136
MBIA Series A
5.375%, 7/01/18	5,000	5,337,800
Los Angeles Dept of Wtr & Pwr (Pwr Sys)
MBIA Series B
5.00%, 7/01/12	2,180	2,334,475
Los Angeles Sanitation Equipment Charge
FSA Series A
5.25%, 2/01/19 - 2/01/20	8,355	8,774,426
Los Angeles Uni Sch Dist
AMBAC
5.00%, 7/01/13	3,260	3,532,862
FGIC Series A-1
5.00%, 7/01/20	5,640	6,001,975
FSA
5.00%, 7/01/14 - 7/01/16	12,665	13,949,442
FSA Series A
5.00%, 7/01/22	4,900	5,328,113
5.25%, 7/01/20	1,470	1,616,779
MBIA
5.00%, 1/01/28	62,995	68,498,873
5.25%, 7/01/14	8,285	9,033,881
5.75%, 7/01/15	5,000	5,696,850
MBIA Series A
5.00%, 7/01/11	2,200	2,329,096
5.25%, 7/01/12	1,755	1,897,541
MBIA Series A-2
5.00%, 7/01/20	11,000	11,779,460

Los Angeles Uni Sch Dist (Election of 1997)
MBIA Series E
5.50%, 7/01/15	8,940	9,801,727
Los Angeles Uni Sch Dist (Election of 2004)
AMBAC Series E
5.00%, 7/01/15	3,090	3,390,997
Los Angeles Uni Sch Dist (Election of 2005)
AMBAC Series B
5.00%, 7/01/12	2,330	2,500,137
AMBAC Series C
5.00%, 7/01/12	6,030	6,470,311
Los Angeles Uni Sch Dist (Prerefunded)
MBIA Series A
5.375%, 7/01/17	6,910	7,643,082
Los Gatos-Saratoga Joint Union High Sch Dist (Election of 1998)
Series B
5.75%, 12/01/19 - 12/01/20	2,470	2,680,395
Mammoth Uni Sch Dist (Capital Appreciation)
MBIA
Zero Coupon, 8/01/21	1,100	615,769
Zero Coupon, 8/01/22	1,000	529,530
Metro Wtr Dist of Southern California (Wtrwrks Rev)
5.75%, 7/01/21	2,045	2,373,856
MBIA Series B-3
5.00%, 10/01/18	3,410	3,680,618
Metro Wtr Dist of Southern California ETM
5.75%, 7/01/21	1,615	1,880,813
Monrovia Redev Agy
4.40%, 6/01/12	2,830	2,761,259
Mount San Antonio Comnty Coll Dist (Ref 2001 Election)
MBIA Series A
5.00%, 8/01/14	5,610	6,004,383
M-S-R Pub Pwr Agy
MBIA
5.00%, 7/01/12 - 7/01/13	4,715	5,075,327
MSR Pub Pwr Agy (San Juan Proj)
MBIA Series G
5.30%, 7/01/12	5,930	5,989,300
Northern California Gas Auth No 1
5.00%, 7/01/09	8,735	8,872,926

Northern California Pwr Agy Pub Pwr Rev
AMBAC Series A
5.80%, 7/01/09	1,815	1,887,782
Northern California Pwr Agy Pub Pwr Rev (Ref Hydroelec Proj No.1)
MBIA Series A
5.00%, 7/01/17	2,685	2,729,383
Northern California Pwr Agy Pub Pwr Rev ETM
AMBAC Series A
5.80%, 7/01/09	935	974,167
Oakland Uni Sch Dist (Election 2000)
MBIA
5.00%, 8/01/11 - 8/01/13	7,070	7,528,565
Orange Cnty Pub Fin Auth Lease Rev
MBIA
5.00%, 7/01/11 - 7/01/13	21,070	22,625,218
Pasadena Uni Sch Dist
FGIC Series B
5.00%, 7/01/20	2,050	2,131,734
Pittsburg Redev Agy (Res Mtg Rev) ETM
FHLMC/ FNMA
9.60%, 6/01/16	1,000	1,406,980
Pomona Pub Fin Auth
AMBAC
5.00%, 2/01/11	1,635	1,725,139
Rancho Santiago Comnty Coll Dist
FSA
5.00%, 9/01/25	2,275	2,406,745
Rancho Wtr Dist Fin Auth
FSA Series A
5.50%, 8/01/12	1,075	1,159,753
Redding Joint Pwr Fin Auth (Elec Sys Rev)
MBIA Series A
6.25%, 6/01/09	1,000	1,044,030
Riverside Swr Rev
FGIC
7.00%, 8/01/08	1,000	1,022,830
Sacramento City Fin Auth (Capital Impr)
AMBAC Series A
5.50%, 12/01/17	5,930	6,390,761
Sacramento City Fin Auth (City Hall & Redev Proj)
FSA Series A
5.375%, 12/01/18	1,440	1,583,928

Sacramento City Fin Auth (Lease Rev)
Series B
5.40%, 11/01/20	2,000	2,218,980
Sacramento Cnty Sanitation Dist Fin Auth Rev
AMBAC
5.50%, 12/01/21	1,100	1,269,565
Series A
5.60%, 12/01/16	3,055	3,061,171
Salinas Pub Fin Auth (Ref Assmt Dist Ref Sub)
5.00%, 9/02/09	295	298,779
5.25%, 9/02/11	310	319,331
Series B
4.75%, 9/02/08	375	376,455
Salinas Union High Sch Dist
FGIC Series A
5.25%, 10/01/20 - 10/01/21	4,630	5,116,335
San Bernardino Cnty COP (West Valley Dept Ctr Ref)
MBIA Series A
5.25%, 11/01/17	7,495	8,055,251
San Diego Cnty (Edgemoor Proj & Regl Sys)
AMBAC
5.00%, 2/01/15	2,000	2,169,560
San Diego Cnty Regl Transp Commission (Sales Tax Rev)
FGIC Series A
5.25%, 4/01/08	2,360	2,372,744
San Diego Uni Sch Dist (Election 1998)
FGIC Series D
5.25%, 7/01/25	2,170	2,342,428
San Francisco City & Cnty Arpt Commission (Int’l Arpt Rev Second) AMT
FSA Series 15A
5.00%, 5/01/18	2,520	2,570,526
San Francisco City & Cnty Pub Util Commission
MBIA
5.25%, 10/01/14	5,245	5,686,052
San Jose Redev Agy Tax Alloc (Merged Area Redev) (Unrefunded)
MBIA
6.00%, 8/01/15	670	775,277
San Jose Redev Agy Tax Alloc (Merged Area Redev) Prerefunded ETM
MBIA
6.00%, 8/01/15	330	386,866

San Mateo Cnty Comnty Coll Dist (Election 2001)
FGIC Series A
5.375%, 9/01/20	1,140	1,230,071
San Mateo Cnty Transp Dist
MBIA Series A
5.50%, 6/01/16	1,430	1,635,605
San Ramon Valley Uni Sch Dist (Election 2002)
FSA
5.25%, 8/01/20	1,000	1,092,750
Santa Clara Cnty Fin Auth (Lease Rev)
AMBAC Series A
5.00%, 11/15/17	6,390	6,527,385
Santa Clara Redev Agy (Tax Alloc Bayshore North Proj)
MBIA
5.00%, 6/01/15	1,000	1,006,180
Santa Fe Springs Comnty Dev Commission
MBIA Series A
5.375%, 9/01/17	1,460	1,553,659
South Orange Cnty Pub Fin Auth (Foothill Area)
FGIC Series C
8.00%, 8/15/09	1,100	1,185,778
Taft Pub Fin Auth (Comnty Correctional Fac Proj)
Series A
5.95%, 1/01/11	1,645	1,656,992
Tahoe-Truckee Uni Sch Dist No. 1
MBIA
5.50%, 8/01/19	1,185	1,355,462
Tobacco Securitization Auth of Northern California (Asset Bkd Bds)
Series A
5.375%, 6/01/41	13,025	13,976,086
Tobacco Securitization Auth of Southern California (Asset Bkd Bds)
Series B
6.00%, 6/01/43	9,180	10,216,697
Tobacco Securitization Auth of Southern California (Asset Bkd Bds) (Prerefunded)
Series A
5.50%, 6/01/36	8,040	8,784,022
Univ of California
FSA
5.00%, 5/15/16	6,220	6,792,675

MBIA
5.00%, 5/15/13 - 5/15/15	14,040	15,266,502
Walnut Pub Fin Auth Tax Alloc (Walnut Impr Proj)
AMBAC
5.375%, 9/01/20	2,075	2,230,127

		1,115,753,595

Alabama - 0.4%
Birmingham Wtrwrks & Swr Brd
MBIA
5.00%, 1/01/37	5,845	6,296,059

Arizona - 0.0%
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	670	646,061

Colorado - 0.0%
Denver City & Cnty (Arpt Rev) AMT
Series D
7.75%, 11/15/13	445	494,297

Florida - 3.9%
Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16	1,835	1,645,481
Arborwood CDD (Ctr Home Proj)
5.10%, 5/01/16	955	844,640
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	770	680,949
Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	765	772,857
Chapel Creek Comnty Dev Dist
5.20%, 5/01/11	1,590	1,535,717
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	565	550,965
Dupree Lakes CDD
5.00%, 11/01/10	325	308,965
Durbin Crossing CDD (Spl Assmt)
Series B-2
4.875%, 11/01/10	2,120	2,008,700
Fiddlers Creek CDD No. 2 (Spl Assmt)
Series B
5.75%, 5/01/13	635	602,031
Florida St Dept of Enviro Protection
MBIA
5.00%, 7/01/13	6,760	7,259,091

Florida St Trpk Auth
FGIC
5.00%, 7/01/12 - 7/01/14	7,935	8,498,351
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	475	460,394
Lake Ashton II CDD (Capital Impr Rev)
Series B
4.875%, 11/01/10	475	450,062
Lakewood Ranch Stewardship CDD
5.00%, 5/01/13	1,145	1,047,767
Meadow Pointe III CDD (Capital Impr Rev)
Series 2004-1
4.80%, 11/01/09	555	535,186
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
Series 04
6.75%, 11/15/24	2,400	2,457,840
Middle Village CDD (Spl Assmt)
Series B
5.00%, 5/01/09	190	187,456
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10	2,400	2,276,280
5.125%, 11/01/14	1,185	1,068,917
New River CDD
5.00%, 5/01/13	1,735	1,587,664
Palm Glades CDD
4.85%, 8/01/11	770	719,080
Parker Road CDD
5.35%, 5/01/15	2,060	1,876,248
Paseo CDD
5.00%, 2/01/11	805	761,884
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	790	755,287
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	2,065	1,845,697
Rolling Hills CDD
5.125%, 11/01/13	2,030	1,854,791
Sandy Creek CDD
5.50%, 5/01/15	605	556,183
Shingle Creek CDD
5.75%, 5/01/15	3,000	2,771,400

Six Mile Creek CDD
5.50%, 5/01/17	1,125	961,661
Sterling Hill CDD (Capital Impr)
Series B
5.50%, 11/01/10	215	207,103
Stoneybrook South CDD
5.45%, 11/01/15	3,435	3,133,270
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15	1,015	763,950
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	160	154,381
Villasol CDD (Spl Assmt Rev)
Series B
5.375%, 5/01/08	155	154,211
Vizcaya CDD
7.00%, 12/20/08	4,800	4,800,576
Waterford Estates CDD
5.125%, 5/01/13	1,000	920,650

		57,015,685

Guam - 0.6%
Comwlth of the Northern Mariana Islands
ACA Series A
6.00%, 6/01/14	2,830	3,023,714
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	2,538	2,615,990
Guam Govt Wtrwrks Auth (Wtr & Wastewtr Sys Rev)
5.00%, 7/01/12	1,270	1,279,639
5.50%, 7/01/16	1,500	1,559,580

		8,478,923

Illinois - 0.3%
Bolingbrook Sales Tax Rev
6.00%, 1/01/26 (b)	4,450	4,284,326
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	716	713,895

		4,998,221

Indiana - 0.2%
South Bend Econ Dev (One Michiana Square Proj)
4.905%, 10/01/09 (a)	3,100	3,001,451

Louisiana - 0.3%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	3,200	2,939,584

Tangipahoa Parish Sch Dist
5.90%, 5/01/22	1,035	968,418

		3,908,002

Massachusetts - 0.1%
Comwlth of Massachusetts
5.50%, 1/01/13	1,500	1,645,665

Nevada - 1.1%
Clark Cnty Sch Dist
5.00%, 6/15/16	3,340	3,657,534
MBIA
5.50%, 6/15/12	7,165	7,790,290
Clark Cnty Spl Impr Dist No 142
5.30%, 8/01/11	1,965	1,948,553
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	315	287,267
Las Vegas Spl Impr Dist No. 607 (Loc Impr Bds)
4.80%, 6/01/09	1,585	1,563,777

		15,247,421

North Carolina - 0.3%
North Carolina Eastern Muni Pwr Agy Pwr Sys Rev
Series C
5.30%, 1/01/15	3,580	3,749,083

Ohio - 1.1%
American Muni Pwr-Ohio, Inc.
5.00%, 2/01/13	12,090	12,432,873
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	2,745	2,806,817

		15,239,690

Pennsylvania - 0.2%
Beaver Cnty IDA PCR (Cleveland Elec Proj)
Series 98
3.75%, 10/01/30 (a)	3,415	3,401,852

Puerto Rico - 7.7%
Comwlth of Puerto Rico
FGIC
5.25%, 7/01/10	2,000	2,078,460
MBIA- IBC Series A
5.50%, 7/01/15	5,535	6,116,895
Series A
5.00%, 7/01/30 (a)	3,215	3,294,153
Comwlth of Puerto Rico Govt Dev Bank
5.00%, 12/01/11	1,000	1,032,890
Puerto Rico Comwlth GO
FSA Series C
5.00%, 7/01/18 (a)	6,010	6,047,382

Puerto Rico Hwy & Transp Auth
AMBAC
5.50%, 7/01/10	890	941,129
Puerto Rico Hwy & Transp Auth Hwy
FSA Series AA
5.00%, 7/01/26 (a)	31,130	32,279,942
Puerto Rico Hwy & Transp Auth Transp (Escrowed to Maturity)
AMBAC Series A
5.50%, 7/01/10	1,610	1,704,749
Puerto Rico Infra Fin Auth
AMBAC Series C
5.50%, 7/01/15	4,155	4,606,067
Puerto Rico Muni Fin Agy
FSA
5.00%, 8/01/14	1,000	1,085,560
FSA Series C
5.00%, 8/01/13	6,225	6,710,363
Series A
5.00%, 8/01/10	3,915	4,009,782
Puerto Rico Pub Bldg Auth
5.25%, 7/01/11	1,015	1,051,611
5.50%, 7/01/12	1,140	1,198,186
5.75%, 7/01/15	2,545	2,748,778
Puerto Rico Pub Bldg Auth Rev (Govt Fac)
FGIC Series H
5.25%, 7/01/14	3,230	3,472,185
Puerto Rico Pub Fin Corp.
5.50%, 8/01/29	15,260	16,493,618
5.75%, 8/01/27 (a)	11,500	12,011,980
Puerto Rico Pub Fin Corp. (Commonwealth Appropriation)
MBIA Series A
5.25%, 8/01/29 (a)	4,365	4,574,826

		111,458,556

South Carolina - 0.1%
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	1,650	1,553,475

Texas - 2.5%
Arlington Independent Sch Dist
5.00%, 2/15/12	7,165	7,626,928
City of Dallas
5.00%, 2/15/16	16,085	17,573,828
El Paso Cnty
MBIA
5.00%, 2/15/16	1,335	1,456,618
Univ of Texas
5.25%, 8/15/13	7,475	8,180,042

Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	825	839,404

		35,676,820

Virginia - 0.4%
Broad Street CDA
7.125%, 6/01/15	1,190	1,269,956
Celebrate North CDD Spl Assmt Rev (Celebrate VA)
Series B
6.25%, 3/01/18	1,250	1,264,988
Louisa IDA Pollution Ctl (Elec & Pwr Co.)
5.25%, 12/01/08	3,310	3,332,276

		5,867,220

Washington - 0.7%
Washington St
5.00%, 7/01/13	9,155	9,873,667

Total Long-Term Municipal Bonds (cost $1,383,404,927)		1,404,305,743

Short-Term Municipal Notes - 1.1%
California - 1.1%
California Pollution Ctl Fin Auth
3.45%, 11/01/26 (c)	1,500	1,500,000
California St Dept of Wtr Res Pwr Sup Rev
3.52%, 5/01/22 (c)	5,500	5,500,000
Series 01B-3
3.53%, 5/01/22 (c)	500	500,000
Series 02B-2
3.54%, 5/01/22 (c)	2,500	2,500,000
Series B4
3.57%, 5/01/22 (c)	1,000	1,000,000
Series F-2
3.45%, 5/01/20 (c)	500	500,000
California St GO
3.45%, 5/01/40 (c)	3,975	3,975,000
California St GO (Daily Kindergarten Univ)
Series A2
3.50%, 5/01/34 (c)	400	400,000

Total Short-Term Municipal Notes (cost $15,875,000)		15,875,000

Total Investments - 98.3% (cost $1,399,279,927)		1,420,180,743
Other assets less liabilities - 1.7%		23,855,480

Net Assets - 100.0%		$1,444,036,223

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (d)	$14,210	2/20/08	MMD	+	MMD	++	$50,652
Merrill Lynch	6,000	7/12/08	BMA	*	3.815%		25,970

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr Futures	120	March 2008	$13,208,895	$13,233,750	$(24,855)

(a)	Variable rate coupon, rate shown as of December 31, 2007.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

An amount equivalent to U.S. $90,000 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 98.3%
New York - 79.1%
Albany Cnty
FGIC
5.00%, 10/01/12	$1,100	$1,145,584
City of Yonkers
MBIA
5.00%, 8/01/12 - 8/01/14	7,800	8,406,017
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj)
FSA
5.75%, 5/01/24	1,520	1,686,972
Erie Cnty IDA Sch Fac Rev (City Sch Dist Buffalo Dist Proj)
FSA
5.00%, 5/01/14	1,120	1,216,510
Long Island Pwr Auth Elec Sys Rev
5.00%, 6/01/09	7,500	7,685,250
AMBAC
5.25%, 4/01/09	4,550	4,671,940
5.50%, 12/01/09	1,180	1,232,722
MBIA
5.00%, 5/01/13 - 5/01/15	22,780	24,622,191
MBIA Series Gen-Ser D
5.00%, 9/01/12	10,115	10,810,811
MBIA Series Gen-Ser F
5.00%, 5/01/16	11,630	12,652,044
Long Island Pwr Auth Elec Sys Rev (Prerefunded)
FSA
5.125%, 12/01/22	795	810,113
Metro Transp Auth
AMBAC Series Ref Ser A
5.50%, 11/15/18	5,325	5,723,310
FGIC
5.25%, 11/15/15 - 11/15/16	12,925	14,460,043
MBIA
5.00%, 11/15/10	10,150	10,657,196

Series B
5.00%, 11/15/16 - 11/15/17	6,645	7,163,909
Metro Transp Auth (Dedicated Tax Fd)
FSA
5.25%, 11/15/12 - 4/01/15	15,285	16,850,425
MBIA
5.00%, 11/15/11	1,865	1,981,842
5.25%, 11/15/13	2,660	2,915,067
Metro Transp Auth Commuter Fac
Series A
5.25%, 7/01/28	2,780	2,975,406
Metro Transp Auth Commuter Fac ETM
AMBAC
5.00%, 7/01/20	535	550,338
MBIA
6.10%, 7/01/09	1,495	1,563,456
Metro Transp Auth New York Svc Contract
MBIA Series B
5.50%, 1/01/13	4,090	4,483,254
Metro Transp Auth New York Svc Contract (Transp Fac Rev)
AMBAC
5.00%, 7/01/18	1,000	1,067,330
Metro Transp Auth New York Svc Contract ETM
AMBAC Series 0
5.75%, 7/01/08	1,910	1,936,836
Nassau Cnty
AMBAC
5.50%, 7/01/10	1,120	1,182,597
6.00%, 7/01/11	1,000	1,089,050
FGIC
6.00%, 7/01/12 - 7/01/13	2,000	2,228,380
MBIA
5.40%, 1/15/10	1,090	1,137,208
Nassau Cnty IDA
5.625%, 11/01/10	385	388,511
Nassau Cnty Interim Fin Auth
AMBAC
5.00%, 11/15/12 - 11/15/14	17,050	18,403,542
5.25%, 11/15/13	1,745	1,917,197
5.375%, 11/15/15 - 11/15/16	3,770	4,061,348
New York City
5.00%, 3/01/10 - 3/01/16	43,520	46,100,226
5.25%, 9/01/14 - 8/01/17	16,910	18,162,632
5.50%, 8/01/13	7,820	8,510,897
FSA
5.25%, 8/01/12 - 8/01/14	13,615	14,760,954

MBIA-IBC
5.00%, 8/01/13 - 8/01/23	7,030	7,480,675
5.75%, 8/01/11	7,570	8,179,764
Series G
5.00%, 8/01/10 - 8/01/11	2,540	2,661,580
New York City (Prerefunded)
XLCA- ICR
6.50%, 5/15/17	2,740	2,980,709
New York City GO
5.00%, 10/01/11 - 8/01/16	32,200	34,503,477
Series 4B
5.00%, 8/01/10	1,125	1,173,791
Series 4G
5.00%, 8/01/12	3,910	4,152,459
Series H
5.00%, 8/01/11	1,080	1,139,173
Series I
5.00%, 8/01/10	5,265	5,493,343
New York City GO (Prerefunded)
5.50%, 9/15/19	900	1,004,004
New York City GO (Unrefunded)
5.50%, 9/15/19 (a)	100	108,203
New York City Hlth & Hosp Corp.
AMBAC
5.00%, 2/15/10	9,475	9,818,658
New York City IDA (Agysterminal One Grp Assn Proj)
5.00%, 1/01/08 - 1/01/09	5,745	5,784,452
New York City IDA (Magen David Yeshivah Proj)
ACA
4.99%, 6/15/13	6,280	6,189,568
New York City IDA (Polytech Univ Proj)
5.75%, 11/01/11 - 11/01/12	3,775	4,083,342
6.00%, 11/01/20	1,045	1,137,378
New York City Muni Wtr Fin Auth
5.00%, 6/15/10 - 6/15/12	9,975	10,540,351
5.25%, 6/15/11	1,000	1,065,380
5.50%, 6/15/17	2,460	2,646,050
6.00%, 6/15/10	1,395	1,491,311
FSA- CR
5.00%, 6/15/11	6,215	6,587,714
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev
6.00%, 6/15/09	1,485	1,548,469
AMBAC
5.875%, 6/15/12 - 6/15/13	10,060	11,205,243

New York City TFA
3.60%, 2/01/31 (b)	1,100	1,100,000
MBIA Series E
5.25%, 2/01/21	2,000	2,126,000
Series B
5.25%, 2/01/29 (c)	17,600	18,579,440
New York City Tranistional Fin Auth
5.00%, 1/15/14	6,290	6,834,525
New York City Transit Auth/Metro Transp Auth/Triborough Brdg & Tunnel
AMBAC
5.50%, 1/01/08	1,560	1,560,000
New York City Transitional Fin Auth
5.00%, 8/01/10 - 5/01/26	101,515	109,849,689
5.25%, 2/01/13 - 2/01/21	18,710	20,227,909
5.375%, 2/15/18	3,350	3,541,017
5.50%, 2/01/17	3,360	3,593,554
AMBAC
5.25%, 8/01/20	3,000	3,202,638
FGIC- TCRS
5.00%, 11/01/13	18,335	19,842,320
5.50%, 11/01/13	7,075	7,737,291
FSA
5.25%, 2/01/14	7,800	8,478,600
MBIA-IBC
5.375%, 2/01/14	3,610	3,906,453
Series 02A
5.50%, 11/01/26 (c)	17,885	19,240,504
New York City Transitional Fin Auth (Prerefunded)
5.00%, 5/01/26	2,375	2,414,781
5.25%, 5/01/15	1,915	1,990,413
5.50%, 2/01/17	7,555	8,144,517
New York Liberty Dev Corp Rev (National Sports Museum Proj)
6.125%, 2/15/19	2,250	2,269,373
New York Loc Govt Assistance Corp.
5.00%, 4/01/12 - 4/01/14	52,010	56,186,414
FGIC
5.00%, 4/01/15	1,355	1,384,295
FSA GO OF CORP
5.00%, 4/01/13	4,230	4,573,307
New York Mtg Agy
4.50%, 4/01/23	3,735	3,737,876
5.50%, 10/01/28	840	844,880
The New York Pwr Auth
5.00%, 11/15/20	2,680	2,896,839
MBIA
5.00%, 11/15/16	6,090	6,668,915

New York St
AMBAC
5.00%, 7/15/17	2,045	2,088,109
5.625%, 8/15/08	4,245	4,250,985
New York St Brdg Auth
5.00%, 1/01/17	4,575	4,809,423
New York St Dorm Auth
3.875%, 2/15/12	1,000	1,010,780
4.00%, 2/15/13 - 8/15/15	9,035	9,158,392
5.00%, 3/15/16 (d)	20,790	22,823,678
5.00%, 7/01/08 - 3/15/13	17,040	18,211,876
5.25%, 11/15/23 (c)	4,960	5,310,325
5.25%, 11/15/13	4,965	5,327,296
5.375%, 3/15/21	5,220	5,743,618
5.50%, 7/01/23 (c)	1,875	1,878,637
5.70%, 2/15/09	15	15,194
5.75%, 7/01/09	1,125	1,150,616
AMBAC
5.00%, 7/01/09 - 3/15/15	2,655	2,835,905
5.25%, 7/01/18 - 7/01/19	2,325	2,462,027
5.75%, 7/01/09	3,630	3,716,031
6.125%, 7/01/12	1,000	1,076,510
FGIC
5.00%, 7/01/16	14,015	15,168,995
5.50%, 3/15/14	4,750	5,192,890
FGIC- TCRS
5.50%, 5/15/09	4,055	4,186,585
FSA
5.00%, 1/15/09 - 2/15/16	8,255	8,844,811
5.75%, 8/15/11 - 7/01/13	1,220	1,282,788
5.875%, 2/15/13	100	107,032
FSA- CR
5.75%, 7/01/09	2,000	2,047,400
MBIA
5.00%, 8/15/17	4,850	4,934,244
5.25%, 7/01/11 - 2/15/13	2,195	2,239,451
6.00%, 5/15/16	6,055	6,518,389
MBIA-IBC
5.20%, 2/15/14 - 2/15/16	11,890	12,191,559
5.50%, 5/15/09	1,065	1,099,123
5.875%, 5/15/11	6,625	7,174,610
SONYMA
5.00%, 11/01/11	3,875	4,010,857
New York St Dorm Auth (Mental Hlth Svc Fac)
5.00%, 2/15/09 - 2/15/10	8,600	8,824,110
FSA Series 1
5.125%, 1/15/13	1,880	1,933,223
MBIA-IBC
5.25%, 2/15/19	1,780	1,819,409

New York St Dorm Auth (Mental Hlth Svc Fac) (Prerefunded)
FSA
5.75%, 8/15/11 - 2/15/12	2,075	2,215,726
5.875%, 2/15/13	2,205	2,361,423
MBIA
5.00%, 8/15/17	10	10,228
New York St Dorm Auth (Mental Hlth Svc Fac) (Unrefunded)
6.50%, 2/15/09	1,505	1,561,046
New York St Dorm Auth (NY Univ)
MBIA
5.00%, 7/01/11	1,815	1,919,036
5.75%, 7/01/12	1,540	1,695,632
MBIA Series A
6.00%, 7/01/18	1,000	1,180,350
New York St Dorm Auth Lease Rev
5.375%, 7/01/19	1,400	1,525,846
FGIC
5.50%, 7/01/17 - 7/01/20	2,640	2,847,240
MBIA
5.00%, 7/01/14 - 7/01/15	11,080	12,029,355
New York St Dorm Auth Lease Rev (Court Fac Westchester Cnty)
5.125%, 8/01/12	1,000	1,032,410
5.25%, 8/01/13 - 8/01/17	3,205	3,313,073
New York St Dorm Auth Rev
5.00%, 7/01/11	5,270	5,284,651
New York St Energy Research & Dev Auth
MBIA
3.245%, 4/01/34 (c)	17,725	17,564,234
New York St Enviro Fac
5.00%, 6/15/18 - 6/15/19	2,730	2,847,906
FGIC
5.00%, 12/15/23	1,060	1,117,145
New York St Enviro Fac (Muni Wtr Proj)
5.00%, 6/15/11 - 6/15/25	23,335	24,611,985
5.25%, 6/15/14	1,640	1,816,300
5.50%, 6/15/15	6,510	7,375,179
New York St Enviro Fac (Pers Inc Tax)
FGIC
5.25%, 1/01/19 - 1/01/20	3,340	3,643,907
New York St Enviro Fac (Wtr Revolv Fd)
5.375%, 11/15/18	1,485	1,572,570

New York St Enviro Fac (Wtr Revolv Fd) (Prerefunded)
5.15%, 10/15/19	185	191,873
5.75%, 6/15/11	1,490	1,617,618
5.875%, 7/15/20	440	463,390
New York St Enviro Fac (Wtr Revolv Fd) (Unrefunded)
4.95%, 6/15/10	1,730	1,744,376
5.20%, 12/15/15	225	227,173
5.875%, 7/15/20	4,560	4,777,147
New York St Enviro Fac (Wtr Revolv Fndtn)
5.00%, 6/15/15	3,300	3,551,988
New York St Enviro Fac Corp
5.00%, 6/15/14	6,375	6,945,563
New York St Enviro Fac Corp.
5.00%, 6/15/16	1,375	1,508,870
New York St Enviro Fac Corp. (Wtr Rev NYC 02) (Prerefunded)
5.75%, 6/15/11	4,770	5,178,550
New York St Enviro Fac Corp. (Wtr Rev NYC 02) (Unrefunded)
5.75%, 6/15/11	745	809,063
New York St Hsg Fin Agy
5.00%, 3/15/09	1,695	1,733,697
5.25%, 3/15/20 - 9/15/21	5,440	5,953,427
MBIA-IBC
5.50%, 9/15/18	2,720	2,759,386
New York St Thruway Auth
5.00%, 3/15/14 - 3/15/16	10,950	12,007,053
5.25%, 4/01/16 - 4/01/18	4,975	5,300,664
5.50%, 4/01/11 - 4/01/12	7,240	7,786,163
AMBAC
5.00%, 1/01/13 - 3/15/15	22,455	24,375,253
5.25%, 4/01/11 - 4/01/14	20,615	22,229,151
FGIC
5.00%, 4/01/13 - 4/01/18	27,980	30,178,963
FSA
5.00%, 4/01/12 - 4/01/15	26,040	28,457,765
MBIA
5.00%, 3/15/19 - 4/01/24	3,560	3,754,045
5.10%, 4/01/10	1,050	1,093,701
5.25%, 4/01/11 - 4/01/14	18,555	20,064,228
5.375%, 4/01/09	3,520	3,574,490
New York St Thruway Auth (Pers Inc Tax)
FSA Series A
5.00%, 3/15/18	1,930	2,074,538

New York St Thruway Auth, Hwy & Brdg Trust Fund
FSA Series 5B
5.00%, 4/01/14	64,440	70,115,875
New York St UDC
5.25%, 1/01/21	10,395	10,605,395
New York St Urban Dev Corp.
5.00%, 3/15/16	1,930	2,111,632
AMBAC
5.00%, 12/15/20	6,265	6,718,649
5.25%, 1/01/16	2,330	2,404,863
XLCA
5.25%, 1/01/11	2,310	2,437,997
Niagara Falls Brdg Commission
FGIC
6.30%, 10/01/12	4,670	5,304,139
Onondaga Cnty
5.70%, 4/01/09 - 4/01/11	5,200	5,491,544
Port Auth of NY & NJ (Cons 117th)
FGIC
5.125%, 11/15/15	1,355	1,383,753
Port Auth of NY & NJ (Cons 126th)
FGIC
5.25%, 11/15/08	11,570	11,775,020
5.50%, 11/15/09 - 11/15/10	18,850	19,804,928
Port Auth of NY & NJ (JFK Intl Air Term 6)
MBIA
6.25%, 12/01/08	2,090	2,137,088
Suffolk Cnty Wtr Auth
MBIA
5.10%, 6/01/08	1,000	1,008,386
Tobacco Settlement Fin Corp.
5.00%, 6/01/09 - 6/01/11	7,990	8,313,056
5.50%, 6/01/15 - 6/01/16	20,385	21,414,116
Series A-1
5.00%, 6/01/11	1,495	1,497,317
Series C-1
5.50%, 6/01/14	16,465	16,892,596
Town of Babylon
AMBAC
9.20%, 1/15/08	1,345	1,347,448
FGIC
9.00%, 8/01/09	1,550	1,689,454
Triborough Brdg & Tunnel Auth
5.00%, 11/15/11	8,880	9,449,652
5.25%, 11/15/12 - 11/15/15	9,220	10,096,002
5.50%, 1/01/17	9,370	10,457,014

MBIA
5.125%, 1/01/18	8,165	8,415,747
Triborough Brdg & Tunnel Auth (Conv Ctl Proj)
6.00%, 1/01/11	1,490	1,605,475
Triborough Brdg & Tunnel Auth (Gen Purpose)
5.00%, 1/01/20	1,000	1,042,550
5.25%, 1/01/17	5,025	5,332,631
5.50%, 1/01/12	11,065	11,535,705
Triborough Brdg & Tunnel Auth (Prerefunded)
Series 02A
5.125%, 1/01/31	7,715	8,270,326
Triborough Brdg & Tunnel Auth (Ref Gen)
5.25%, 11/15/13	8,380	9,206,938
Ulster Cnty Indl Dev Agy (Kingston Regl Sr Living Corp.- Woodland Pond at New Paltz Proj)
5.25%, 9/15/16	975	935,152

		1,461,246,455

Arizona - 0.1%
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	905	872,664
Watson Road CFD (Spl Assmt Rev)
4.70%, 7/01/09	805	795,107

		1,667,771

California - 0.2%
California Statewide CDA Rev (Kaiser Permanente)
Series E
3.875%, 4/01/32 (c)	3,075	3,086,347

Colorado - 0.2%
Denver City & Cnty (Arpt Rev) AMT
Series D
7.75%, 11/15/13	885	983,040
Todd Creek Farms Metro Dist No. 1
5.60%, 12/01/14	2,765	2,687,995

		3,671,035

Florida - 3.1%
Amelia Walk CDD
5.20%, 5/01/14	840	764,501
Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16 - 5/01/36	3,805	3,244,424
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	1,025	906,459

Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	1,180	1,192,119
CFM CDD Capital Impr Rev
Series B
5.875%, 5/01/14	3,500	3,166,520
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	750	731,370
Dupree Lakes CDD
5.00%, 11/01/10	440	418,290
Durbin Crossing CDD
5.25%, 11/01/15	3,395	3,056,281
Durbin Crossing CDD (Spl Assmt)
Series B-2
4.875%, 11/01/10	2,675	2,534,563
Fiddlers Creek CDD No. 2 (Spl Assmt)
Series B
5.75%, 5/01/13	950	900,676
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	595	577,019
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	670	649,398
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	63,117
Heritage Isle at Viera CDD
5.00%, 11/01/13	2,500	2,255,025
Heritage Plantation CDD
5.10%, 11/01/13	960	876,826
Lakewood Ranch Stewardship CDD
5.00%, 5/01/13	240	219,619
Landmark at Doral CDD
5.20%, 5/01/15	1,710	1,537,564
Live Oak CDD
Series B
5.00%, 11/01/09	865	835,754
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
Series 04
6.75%, 11/15/24	3,300	3,379,530

Middle Village CDD (Spl Assmt)
Series B
5.00%, 5/01/09	195	192,389
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	1,420	1,342,241
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10	2,965	2,812,154
5.125%, 11/01/14	1,500	1,353,060
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	920	899,456
Palm Glades CDD
4.85%, 8/01/11	1,160	1,083,289
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	2,155	2,014,688
Paseo CDD
5.00%, 2/01/11	1,040	984,298
Polk Cnty Sch Dist
FSA
5.00%, 10/01/16	2,665	2,925,770
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	2,600	2,323,880
Ridgewood Trails CDD
5.20%, 5/01/12	2,725	2,553,815
Sandy Creek CDD
5.50%, 5/01/15	2,960	2,721,158
Six Mile Creek CDD
5.50%, 5/01/17	1,375	1,175,364
Sterling Hill CDD (Capital Impr)
Series B
5.50%, 11/01/10	215	207,103
Stoneybrook South CDD
5.45%, 11/01/15	4,300	3,922,288
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15	1,475	1,110,173
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	240	231,571

Verano Ctr CDD (Infra Proj)
Series B
5.00%, 11/01/13	1,965	1,753,428

		56,915,180

Guam - 0.3%
Guam Govt Wtrwks Auth
5.00%, 7/01/11	2,160	2,173,046
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	3,402	3,506,648

		5,679,694

Illinois - 1.5%
Bolingbrook Sales Tax Rev
5.75%, 1/01/15 (e)	2,000	1,969,540
City of Chicago
FSA
5.00%, 1/01/15	18,630	20,289,560
Cortland Spl Svc Area No 10
5.125%, 3/01/14	4,255	4,101,309
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	941	938,234
Town of Cortland
5.50%, 3/01/17	1,317	1,245,276

		28,543,919

Indiana - 0.8%
Indiana Bond Bank (Gas Rev Bonds)
5.25%, 10/15/18 - 10/15/21	10,745	11,266,914
South Bend Econ Dev (One Michiana Square Proj)
4.905%, 10/01/09 (c)	3,110	3,011,133

		14,278,047

Louisiana - 2.0%
Ernest N Morial-New Orleans Exhibit Hall Auth
AMBAC
5.25%, 7/15/28	29,720	32,533,295
Isabella Lakes CDD
6.00%, 8/01/22	1,515	1,410,541
Juban Park CDD
5.15%, 10/01/14	2,320	2,234,253
Whispering Spring Dev Dist
5.20%, 10/01/21	1,500	1,347,075

		37,525,164

Nevada - 0.7%
Clark Cnty Sch Dist
5.00%, 6/15/17	5,750	6,298,033

Clark Cnty Spl Impr (Dist No. 142)
4.75%, 8/01/09	2,900	2,881,266
Henderson Loc Impr Dist No. T-18
4.35%, 9/01/09	950	927,428
Henderson Loc Impr Dists No. T-16
4.625%, 3/01/12	535	494,693
Las Vegas Spl Impr Dist No. 607 Loc Impr Bonds
5.00%, 6/01/10	1,855	1,820,775
Las Vegas Spl Impr Dist No. 607 Local Impr Bonds
5.35%, 6/01/12	1,365	1,325,347

		13,747,542

North Carolina - 0.3%
North Carolina Eastern Muni Pwr Agy Pwr Sys
5.375%, 1/01/10 - 1/01/17	4,730	4,905,084

Ohio - 0.4%
Ohio St Air Quality Dev Auth Rev (Cleveland Pollution Ctl)
Series B
3.75%, 10/01/30 (c)	5,095	5,081,855
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	1,535	1,569,568

		6,651,423

Pennsylvania - 0.1%
Beaver Cnty IDA PCR (Cleveland Elec Proj)
Series 98
3.75%, 10/01/30 (c)	1,075	1,070,861
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	1,515	1,505,441

		2,576,302

Puerto Rico - 9.0%
Comwlth of Puerto Rico
5.00%, 7/01/13	2,005	2,072,007
MBIA
6.25%, 7/01/09	1,810	1,890,158
MBIA- IBC Series A
5.50%, 7/01/15	6,575	7,266,230
Series A
5.00%, 7/01/30 (c)	1,300	1,332,006
Comwlth of Puerto Rico Govt Dev Bank
5.00%, 12/01/11 - 12/01/13	7,660	7,935,619
Govt Dev Bank for Puerto Rico
5.00%, 12/01/12	8,200	8,491,592

Puerto Rico Comwlth GO
FSA Series C
5.00%, 7/01/18 (c)	1,420	1,428,832
Puerto Rico Elec Pwr Auth
MBIA
5.00%, 7/01/32	26,210	28,486,076
5.50%, 7/01/16	3,695	4,099,159
Puerto Rico Hwy & Transp Auth
5.00%, 7/01/40 - 7/01/45	35,385	38,931,790
Puerto Rico Infra Fin Auth
AMBAC
5.50%, 7/01/14	14,765	16,259,366
Puerto Rico Pub Bldg Auth
5.25%, 7/01/08 - 7/01/11	2,745	2,815,122
5.75%, 7/01/15	6,890	7,441,682
GTD
5.00%, 7/01/28 (c)	1,000	1,024,620
Puerto Rico Pub Bldg Auth Rev (Ref Govt Fac)
AMBAC
5.00%, 7/01/36 (c)	8,935	9,351,371
Puerto Rico Pub Fin Corp (Comwlth Appropriated)
AMBAC
5.25%, 8/01/30 (c)	3,595	3,774,714
FGIC Series A
5.25%, 8/01/31 (c)	14,665	15,313,926
Puerto Rico Pub Fin Corp.
5.75%, 8/01/27 (c)	6,400	6,684,928
Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,050,901

		165,650,099

South Carolina - 0.0%
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	1,174	1,105,321

Virginia - 0.5%
Broad Street CDA
7.125%, 6/01/15	1,785	1,904,934
Celebrate North CDD Spl Assmt Rev (Celebrate VA)
Series B
6.25%, 3/01/18	1,750	1,770,983
Louisa IDA Pollution Ctl (Elec & Pwr Co.)
5.25%, 12/01/08	4,925	4,958,145

		8,634,062

Total Long-Term Municipal Bonds (cost $1,790,554,422)		1,815,883,445

Short-Term Municipal Notes - 1.1%
New York - 1.1%
Metro Transp Auth New York Svc Contract
Series SubSer G-2
3.65%, 11/01/26 (a)(b)	5,700	5,700,000
New York City Muni Wtr Fin Auth
3.45%, 6/15/18 (a)(b)	2,100	2,100,000
MBIA
3.85%, 6/15/22 (a)(c)	7,000	6,997,062
Series 05 AA-1
3.53%, 6/15/32 (a)(b)	5,750	5,750,000

Total Short-Term Municipal Notes (cost $20,547,062)		20,547,062

Total Investments - 99.4% (cost $1,811,101,484)		1,836,430,507
Other assets less liabilities - 0.6%		11,096,602

Net Assets - 100.0%		$1,847,527,109

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (f)	$18,160	2/20/08	MMD	+	MMD	++	$64,732
Merrill Lynch	7,500	7/12/08	BMA	*	3.815%		32,463

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr Futures	153	March 2008	$16,841,341	$16,873,031	$(31,690)

(a)	Position, or a portion thereof, has been segregated to collateralize when issued securities.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Variable rate coupon, rate shown as of December 31, 2007.
(d)	When-Issued security.

(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

An amount equivalent to U.S. $56,443 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2007.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MMD	-	Municipal Market Data
PCR	-	Pollution Control Revenue Bond
SONYMA	-	State of New York Mortgage Agency
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. Intermediate Duration Portfolio

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Principal Amount (000)	U.S. $ Value
MORTGAGE PASS-THRUS–22.7%
AGENCY ARMS–5.3%
Federal Home Loan Mortgage Corp.
5.849%, 8/01/37(a)(b)	$25,172	$25,531,209
5.85%, 12/01/36(a)(b)	5,622	5,702,522
5.939%, 3/01/37(a)(b)	14,838	15,035,812
5.941%, 11/01/36(a)(b)	24,609	25,029,865
5.961%, 12/01/36(a)(b)	14,911	15,144,866
5.989%, 2/01/37(a)(b)	21,046	21,400,202
6.042%, 3/01/37(a)(b)	28,965	29,393,140
6.116%, 1/01/37(a)	26,897	27,409,916
Federal National Mortgage Association
4.679%, 8/01/35(a)(b)	8,271	8,331,145
5.463%, 5/01/36(a)(b)	4,565	4,632,342
5.695%, 12/01/36(a)(b)	11,456	11,650,540
5.786%, 8/01/37(a)(b)	15,944	16,273,805
5.799%, 3/01/36(a)(b)	16,400	16,695,444
5.916%, 6/01/36(a)(b)	11,558	11,789,335
5.95%, 10/01/37(a)(b)	10,883	11,082,240
6.025%, 11/01/36(a)(b)	9,114	9,303,165
6.081%, 3/01/37(a)(b)	24,287	24,812,937

		279,218,485

FIXED RATE 30-YEAR–15.8%
Federal Gold Loan Mortgage Corp.
4.50%, 8/01/35–3/01/37(a)	76,494	72,346,259
5.50%, 7/01/35(a)	19,013	19,028,439
7.00%, 2/01/37(a)	49,025	50,955,962
8.50%, 5/01/25(a)	—	4
Federal National Mortgage Association
4.50%, 8/01/35–8/01/37(a)	131,104	124,265,535
5.00%, 11/01/33–7/01/36(a)(a)	156,433	152,765,759
5.50%, 4/01/33–2/01/35(a)	200,365	200,483,801
6.00%, 10/01/31–4/01/35(a)	45,233	46,003,627
6.50%, 9/01/36–12/01/37(a)	154,580	158,898,783
Government National Mortgage Association
8.50%, 11/15/26(a)	1	840

		824,749,009

NON-AGENCY ARMS–1.6%
Bear Stearns Alt-A Trust
Series 2006-1 Class 22A1
5.40%, 2/25/36(a)(b)	10,178	9,873,894

1	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Series 2007-1 Class 21A1
5.728%, 1/25/47(a)(b)	$29,236	$28,250,306
Series 2006-3 Class 22A1
6.218%, 5/25/36(a)(b)	6,986	6,831,253
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A4
5.11%, 5/25/35(a)(b)	17,677	17,260,774
Indymac Index Mortgage Loan Trust
Series 2006-AR7 Class 4A1
6.228%, 5/25/36(a)(b)	8,794	8,781,586
Residential Funding Mortgage Securities I, Inc.
Series 2005-SA3 Class 3A
5.235%, 8/25/35(a)(b)	11,243	11,058,037

		82,055,850

Total Mortgage Pass-Thrus (cost $1,178,580,629)		1,186,023,344

CORPORATES—INVESTMENT GRADE–21.3%
CORPORATES–21.3%
Financial Institutions–9.7%
Banking–3.7%
Bank of America Corp.
3.375%, 2/17/09(a)	5,970	5,892,724
Barclays Bank PLC
8.55%, 9/29/49(a)(b)(c)	6,460	6,804,286
BK Tokyo-Mitsub UFJ NY
7.40%, 6/15/11(a)	1,210	1,308,667
BOI Capital Funding Number 2
5.571%, 2/01/49(a)(c)	1,500	1,295,670
Citicorp
6.375%, 11/15/08(a)	2,325	2,356,553
Citigroup, Inc.
3.625%, 2/09/09(a)	13,185	13,008,255
5.00%, 9/15/14(a)	7,128	6,791,872
JP Morgan Chase & Co.
3.50%, 3/15/09(a)	13,195	12,980,647
6.25%, 1/15/09(a)	11,881	12,024,451
Marshall & Ilsley Corp.
4.375%, 8/01/09(a)	10,235	10,135,823
5.626%, 8/17/09(a)	6,126	6,186,923
Mitsubishi UFG Capital Finance 1, Ltd.
6.346%, 7/29/49(a)	3,245	3,073,450
National City Bank of Pennsylvania
6.25%, 3/15/11(a)	12,645	13,003,106

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	2

	Principal Amount (000)	U.S. $ Value
RBS Capital Trust III
5.512%, 9/29/49(a)(b)	$10,580	$9,726,194
Resona Bank, Ltd.
5.85%, 4/15/16(a)(c)	1,300	1,208,548
Resona Preferred Global Securities
7.191%, 7/30/15(a)(b)(c)	2,460	2,440,906
Royal Bank of Scotland Group PLC
6.40%, 4/01/09(a)	8,598	8,754,724
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15(a)(b)(c)	2,270	2,119,585
Suntrust Bank
5.244%, 6/02/09(a)(b)	4,770	4,725,834
The Huntington National Bank
Senior Note
4.375%, 1/15/10(a)	4,100	4,075,334
UBS Preferred Funding Trust I
8.622%, 10/01/10(a)	6,990	7,532,249
UFJ Finance Aruba AEC
6.75%, 7/15/13(a)	2,366	2,570,352
Union Bank of California NA
5.95%, 5/11/16(a)	13,165	12,637,189
US Bancorp
5.30%, 4/28/09(a)	12,890	13,019,171
Wachovia Capital Trust III
5.80%, 8/29/49(a)	5,965	5,330,026
Wachovia Corp.
3.625%, 2/17/09(a)	13,145	12,872,964
5.625%, 12/15/08(a)	5,584	5,573,150
Wells Fargo & Co.
Senior Note
4.20%, 1/15/10(a)	4,455	4,426,853
Zions Bancorporation
5.50%, 11/16/15(a)	4,040	3,788,704

		195,664,210

Brokerage–2.0%
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14(a)	3,322	3,091,775
5.75%, 1/03/17(a)	2,176	2,090,364
6.20%, 9/26/14(a)	5,118	5,212,519
6.50%, 7/19/17(a)	4,102	4,150,637
7.875%, 11/01/09(a)	4,527	4,718,261
Merrill Lynch & Co., Inc.
4.125%, 1/15/09–9/10/09(a)	9,183	9,047,095
6.00%, 2/17/09(a)	3,680	3,710,047
6.05%, 5/16/16(a)	3,400	3,340,741

3	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
The Bear Stearns Cos., Inc.
5.55%, 1/22/17(a)	$12,915	$11,574,591
5.70%, 11/15/14(a)	13,815	13,100,737
7.625%, 12/07/09(a)	12,540	12,890,806
The Goldman Sachs Group, Inc.
3.875%, 1/15/09(a)	10,159	10,054,952
4.75%, 7/15/13(a)	4,795	4,696,669
6.65%, 5/15/09(a)	12,375	12,708,519
7.35%, 10/01/09(a)	2,746	2,868,851

		103,256,564

Finance–3.0%
American Express Centurion Bank
4.375%, 7/30/09(a)	7,386	7,353,679
American Express Co.
4.75%, 6/17/09(a)	5,821	5,822,740
American General Finance Corp.
Medium-Term Note
4.625%, 5/15/09(a)	10,015	9,988,080
Capital One Bank
4.25%, 12/01/08(a)	4,534	4,436,773
5.00%, 6/15/09(a)	12,970	12,850,676
6.50%, 6/13/13(a)	2,884	2,828,904
Capital One Financial Corp.
6.75%, 9/15/17(a)	1,437	1,378,257
CIT Group, Inc.
5.125%, 9/30/14(a)	2,615	2,303,475
5.85%, 9/15/16(a)	11,860	10,470,969
7.625%, 11/30/12(a)	10,740	10,886,128
Countrywide Financial Corp.
5.80%, 6/07/12(a)	2,209	1,613,672
6.25%, 5/15/16(a)	9,818	5,650,927
Countrywide Home Loans, Inc.
Medium-Term Note, Series L
4.00%, 3/22/11(a)	6,843	4,941,016
General Electric Capital Corp.
4.375%, 11/21/11(a)	6,275	6,225,685
HSBC Finance Corp.
5.875%, 2/01/09(a)	5,630	5,677,573
6.50%, 11/15/08(a)	12,735	12,874,818
7.00%, 5/15/12(a)	6,575	6,889,035
International Lease Finance Corp.
3.50%, 4/01/09(a)	13,120	12,895,596
6.375%, 3/15/09(a)	12,720	12,863,812
iStar Financial, Inc.
5.15%, 3/01/12(a)	2,970	2,566,724
5.65%, 9/15/11(a)	7,370	6,586,001

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	4

	Principal Amount (000)	U.S. $ Value
SLM Corp.
5.375%, 1/15/13(a)	$12,175	$10,891,110

		157,995,650

Insurance–0.7%
Allstate Life Global Funding Trusts
4.50%, 5/29/09(a)	5,702	5,719,893
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10(a)	5,700	5,729,498
Humana, Inc.
Senior Note
6.30%, 8/01/18(a)	3,550	3,474,878
Liberty Mutual Group
5.75%, 3/15/14(a)(c)	4,025	4,099,128
MetLife, Inc.
5.00%, 11/24/13(a)	4,125	4,122,067
The Allstate Corp.
6.125%, 5/15/37(a)(b)	11,695	11,283,547
UnitedHealth Group, Inc.
4.125%, 8/15/09(a)	4,145	4,120,416

		38,549,427

Real Estate Investment Trust–0.3%
Simon Property Group LP
5.00%, 3/01/12(a)	13,115	12,792,515

		12,792,515

		508,258,366

Industrial–10.0%
Basic–0.9%
International Paper Co.
5.30%, 4/01/15(a)	5,170	5,045,982
International Steel Group, Inc.
6.50%, 4/15/14(a)	5,565	5,714,287
The Dow Chemical Co.
7.375%, 11/01/29(a)	760	835,934
Union Carbide Corp.
7.75%, 10/01/96(a)	3,600	3,768,350
United States Steel Corp.
5.65%, 6/01/13(a)	13,189	12,775,828
6.05%, 6/01/17(a)	13,580	12,762,932
Westvaco Corp.
8.20%, 1/15/30(a)	1,700	1,817,603
Weyerhaeuser Co.
5.95%, 11/01/08(a)	4,060	4,092,906

		46,813,822

5	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Capital Goods–0.5%
Caterpillar Financial Services Corp.
4.50%, 6/15/09(a)	$6,810	$6,812,472
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(a)(c)	5,920	6,751,565
Illinois Tool Works, Inc.
5.75%, 3/01/09(a)	5,233	5,321,218
Textron Financial Corp.
4.125%, 3/03/08(a)	4,945	4,940,198
TYCO International Group, SA
6.00%, 11/15/13(a)	4,950	5,087,808

		28,913,261

Communications—Media–1.1%
British Sky Broadcasting Group PLC
6.875%, 2/23/09(a)	2,115	2,156,103
BSKYB Finance United Kingdom PLC
5.625%, 10/15/15(a)(c)	6,400	6,297,056
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22(a)	5,575	7,089,410
Comcast Cable Communications, LLC
6.20%, 11/15/08(a)	2,694	2,715,921
Comcast Corp.
5.30%, 1/15/14(a)	4,800	4,706,894
Cox Enterprises, Inc.
4.375%, 5/01/08(a)(c)	6,050	6,030,567
News America Holdings, Inc.
9.25%, 2/01/13(a)	4,810	5,622,404
News America, Inc.
6.55%, 3/15/33(a)	3,525	3,521,116
R. R. Donnelley & Sons Co.
4.95%, 4/01/14(a)	2,635	2,484,278
Time Warner Entertainment Co.
Senior Debenture
8.375%, 3/15/23(a)	10,450	12,309,003
WPP Finance Corp.
5.875%, 6/15/14(a)	3,490	3,714,215

		56,646,967

Communications—Telecommunications–3.1%
AT&T Corp.
7.30%, 11/15/11(a)	5,600	6,067,639
8.00%, 11/15/31(a)	1,800	2,210,531
Embarq Corp.
6.738%, 6/01/13(a)	795	822,330
7.082%, 6/01/16(a)	19,015	19,592,695

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	6

	Principal Amount (000)	U.S. $ Value
New Cingular Wireless Services, Inc.
7.875%, 3/01/11(a)	$8,465	$9,167,307
8.75%, 3/01/31(a)	5,010	6,492,875
Qwest Corp.
Senior Note
7.875%, 9/01/11(a)	11,690	12,157,600
8.875%, 3/15/12(a)	8,685	9,292,950
Sprint Capital Corp.
7.625%, 1/30/11(a)	12,730	13,265,920
8.375%, 3/15/12(a)	20,520	22,223,653
Telecom Italia Capital SA
4.00%, 11/15/08–1/15/10(a)	14,640	14,362,523
6.375%, 11/15/33(a)	1,375	1,377,118
Telefonos de Mexico SAB de CV
4.50%, 11/19/08(a)	11,614	11,557,091
Verizon Communications, Inc.
4.90%, 9/15/15(a)	4,390	4,270,737
Verizon New Jersey, Inc.
Debenture
5.875%, 1/17/12(a)	5,695	5,864,700
Vodafone Group PLC
5.50%, 6/15/11(a)	8,020	8,105,100
7.75%, 2/15/10(a)	12,335	13,012,056

		159,842,825

Consumer Cyclical—Automotive–0.1%
DaimlerChrysler North America Corp.
4.875%, 6/15/10(a)	2,995	2,981,690

		2,981,690

Consumer Cyclical—Other–0.6%
Centex Corp.
5.45%, 8/15/12(a)	12,724	11,191,483
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15(a)	7,671	7,919,326
7.875%, 5/01/12(a)	8,008	8,509,325
Toll Brothers Finance Corp.
5.15%, 5/15/15(a)	1,260	1,143,399
6.875%, 11/15/12(a)	4,005	3,911,964

		32,675,497

Consumer Cyclical—Retailers–0.0%
Limited Brands, Inc.
6.90%, 7/15/17(a)	1,704	1,646,408

		1,646,408

7	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Consumer Non-Cyclical–2.0%
Abbott Laboratories
3.50%, 2/17/09(a)	$6,424	$6,339,749
Altria Group, Inc.
7.75%, 1/15/27(a)	7,005	9,025,165
Baxter FinCo BV
4.75%, 10/15/10(a)	11,369	11,427,607
Bunge, Ltd. Finance Corp.
5.10%, 7/15/15(a)	5,361	5,077,569
Cadbury Schweppes Finance
5.125%, 10/01/13(a)(c)	11,945	11,938,024
ConAgra Foods, Inc.
7.875%, 9/15/10(a)	1,223	1,312,710
Fisher Scientific International, Inc.
6.125%, 7/01/15(a)	1,473	1,463,180
6.75%, 8/15/14(a)	2,206	2,261,057
Kraft Foods, Inc.
5.25%, 10/01/13(a)	6,910	6,793,601
Reynolds American, Inc.
7.25%, 6/01/13(a)	11,680	12,354,333
7.625%, 6/01/16(a)	11,435	12,155,359
Safeway, Inc.
4.125%, 11/01/08(a)	2,809	2,778,795
6.50%, 3/01/11(a)	1,895	1,982,487
Tyson Foods, Inc.
6.85%, 4/01/16(a)	11,850	12,159,937
Wyeth
5.50%, 2/01/14(a)	5,331	5,414,510

		102,484,083

Energy–0.8%
Amerada Hess Corp.
7.875%, 10/01/29(a)	3,617	4,281,135
ConocoPhillips
6.375%, 3/30/09(a)	5,607	5,730,808
Gaz Capital for Gazprom
6.212%, 11/22/16(a)(c)	24,820	24,080,364
StatoilHydro ASA
6.36%, 1/15/09(a)	3,784	3,843,920
Valero Energy Corp.
6.875%, 4/15/12(a)	6,055	6,461,006

		44,397,233

Technology–0.8%
Cisco Systems, Inc.
5.25%, 2/22/11(a)	3,090	3,168,047

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	8

	Principal Amount (000)	U.S. $ Value
Electronic Data Systems Corp.
6.50%, 8/01/13(a)	$13,077	$13,222,874
International Business Machines Corp.
4.375%, 6/01/09(a)	1,720	1,735,731
5.375%, 2/01/09(a)	5,721	5,801,946
Motorola, Inc.
6.50%, 9/01/25(a)	6,135	5,957,748
7.50%, 5/15/25(a)	980	1,042,757
7.625%, 11/15/10(a)	609	652,319
Xerox Corp.
7.625%, 6/15/13(a)	2,255	2,353,183
9.75%, 1/15/09(a)	8,369	8,749,045

		42,683,650

Transportation—Railroads–0.1%
Norfolk Southern Corp.
6.20%, 4/15/09(a)	5,315	5,426,966

		5,426,966

		524,512,402

Utilities–1.6%
Electric–1.2%
Carolina Power & Light Co.
6.50%, 7/15/12(a)	5,775	6,146,477
Consumers Energy Co.
Series C
4.25%, 4/15/08(a)	2,810	2,800,561
Exelon Corp.
6.75%, 5/01/11(a)	7,415	7,749,824
FirstEnergy Corp.
6.45%, 11/15/11(a)	7,945	8,204,134
7.375%, 11/15/31(a)	7,850	8,613,318
MidAmerican Energy Holdings Co.
Senior Note
5.875%, 10/01/12(a)	2,400	2,487,569
NiSource Finance Corp.
7.875%, 11/15/10(a)	3,010	3,193,068
Pacific Gas & Electric Co.
4.80%, 3/01/14(a)	3,280	3,188,855
Progress Energy, Inc.
7.10%, 3/01/11(a)	2,282	2,428,491
Public Service Co. of Colorado
7.875%, 10/01/12(a)	2,545	2,856,017
TXU Australia Holdings Pty, Ltd.
6.15%, 11/15/13(a)(c)	5,805	5,923,335

9	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Wisconsin Energy Corp.
6.25%, 5/15/67(a)(b)	$5,810	$5,388,084

		58,979,733

Utility—Natural Gas–0.4%
Duke Energy Field Services Corp.
7.875%, 8/16/10(a)	2,100	2,252,689
Enterprise Products Operating LP
Series B
5.60%, 10/15/14(a)	3,310	3,303,360
The Williams Cos., Inc.
7.875%, 9/01/21(a)	3,235	3,586,806
TransCanada Pipelines, Ltd.
Subordinated Note
6.35%, 5/15/67(a)(b)	12,800	11,997,184

		21,140,039

		80,119,772

Total Corporates—Investment Grade (cost $1,124,952,812)		1,112,890,540

COMMERCIAL MORTGAGE-BACKED SECURITIES–10.4%
NON-AGENCY ADJUSTABLE RATE CMBS–0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP Class E
5.692%, 3/06/20(a)(b)(c)	5,835	5,623,481

		5,623,481

NON-AGENCY FIXED RATE CMBS–10.3%
Banc America Commercial Mortgage, Inc.
Series 2004-3 Class A5
5.316%, 6/10/39(a)	13,780	13,989,883
Banc of America Commercial Mortgage, Inc.
Series 2004-4 Class A3
4.128%, 7/10/42(a)	8,850	8,740,702
Series 2004-6 Class A2
4.161%, 12/10/42(a)	11,835	11,646,954
Series 2007-5 Class A4
5.492%, 2/10/51(a)	25,625	25,683,692
Series 2001-PB1 Class A2
5.787%, 5/11/35(a)	7,351	7,532,751
Bear Stearns Commercial Mortgage Securities
Series 2007 - PW18 Class A4
5.70%, 6/11/50(a)	25,685	26,461,953

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	10

	Principal Amount (000)	U.S. $ Value
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18 Class A4
4.933%, 2/13/42(a)	$12,490	$12,226,106
Series 2006-PW11 Class A4
5.457%, 3/11/39(a)	15,615	15,753,674
Series 2006-PW12 Class A4
5.711%, 9/11/38(a)	15,245	15,647,392
Citigroup Commercial Mortgage Trust
Series 2004-C1 Class A4
5.529%, 4/15/40(a)	10,310	10,436,089
Commercial Mortgage Asset Trust
Series 1999-C1 Class A3
6.64%, 1/17/32(a)	0	81
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A3
6.021%, 6/15/38(a)	3,555	3,672,515
CS First Boston Mortgage Securities Corp.
Series 2003-CK2 Class A2
3.861%, 3/15/36(a)	5,596	5,550,864
Series 2004-C1 Class A4
4.75%, 1/15/37(a)	4,400	4,295,776
Series 2005-C1 Class A4
5.014%, 2/15/38(a)	10,900	10,500,830
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Class A3FX
4.863%, 7/10/45(a)	12,735	12,668,488
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A4
4.111%, 7/05/35(a)	9,240	8,823,171
Series 2005-GG3 Class A2
4.305%, 8/10/42(a)	13,565	13,380,950
Series 2003-C2 Class A3
4.533%, 1/05/36(a)	2,526	2,503,079
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6
5.396%, 8/10/38(a)	100	100,703
JPMorgan Chase Commercial Mortgage Securities
Series 2004-C1 Class A2
4.302%, 1/15/38(a)	9,775	9,594,922
Series 2005-LDP4 Class A2
4.79%, 10/15/42(a)	8,210	8,144,998
Series 2005-LDP3 Class A2
4.851%, 8/15/42(a)	11,220	11,144,099
Series 2005-LDP1 Class A4

11	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
5.038%, 3/15/46(a)	$13,750	$13,363,615
Series 2006-CB17 Class A4
5.429%, 12/12/43(a)	23,950	23,937,589
Series 2006-CB14 Class A4
5.481%, 12/12/44(a)	6,750	6,774,068
Series 2006-CB16 Class A4
5.552%, 5/12/45(a)	21,000	21,190,329
Series 2007-LD11 Class A2
5.992%, 6/15/49(a)	29,120	29,729,281
Series 2006-CB15 Class A4
5.814%, 6/12/43(a)	11,915	12,239,731
LB-UBS Commercial Mortgage Trust
Series 2004-C8 Class A2
4.201%, 12/15/29(a)	9,405	9,265,921
Series 2005-C1 Class A4
4.742%, 2/15/30(a)	8,990	8,733,199
Series 2004-C4 Class A4
5.30%, 6/15/29(a)	3,780	3,829,913
Series 2005-C7 Class A4
5.197%, 11/15/30(a)	10,140	9,928,292
Series 2006-C6 Class A4
5.372%, 9/15/39(a)	20,335	20,284,051
Series 2007-C6 Class A4
5.858%, 7/15/40(a)	17,515	18,114,871
Series 2007-C7 Class A3
5.866%, 9/15/45(a)	25,995	26,889,613
Merrill Lynch Mortgage Trust
Series 2005-MKB2 Class A2
4.806%, 9/12/42(a)	16,215	16,133,622
Series 2005-CKI1 Class A6
5.244%, 11/12/37(a)	9,140	9,037,640
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2 Class A4
5.91%, 6/12/46(a)	11,735	12,186,971
Morgan Stanley Capital I
Series 2005-T17 Class A5
4.78%, 12/13/41(a)	13,195	12,839,601
Series 2005-HQ5 Class A4
5.168%, 1/14/42(a)	16,915	16,826,557
Series 2007-T27 Class A4
5.803%, 6/13/42(a)	30,420	31,212,280

		541,016,816

Total Commercial Mortgage-Backed Securities (cost $544,287,569)		546,640,297

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	12

	Principal Amount (000)		U.S. $ Value
NON-US DOLLAR–8.0%
GOVERNMENT-RELATED - SOVEREIGNS–8.0%
Japan Government
0.70%, 6/20/10(a)	JPY	7,862,950	$70,174,691
0.80%, 2/15/09(a)		21,828,000	195,824,016
Poland Government
6.00%, 11/24/10(a)	PLN	129,775	52,548,123
United Mexican States
8.00%, 12/19/13(a)	MXN	1,074,820	98,242,781

Total NON-US DOLLAR (cost $408,660,279)			416,789,611

U.S. TREASURIES–5.9%
U.S. TREASURIES–5.9%
United States Treasury Bonds
4.50%, 2/15/36(a)(d)(e)	U.S.$	82,545	82,964,164
United States Treasury Notes
3.625%, 10/31/09(a)		19,000	19,187,036
4.875%, 5/31/11(a)		194,245	204,715,971

Total U.S. TREASURIES (cost $299,707,137)			306,867,171

BANK LOANS–5.5%
NON-INVESTMENT GRADE–5.5%
Financial Institutions–0.6%
Banking–0.1%
North Las Vegas
7.60%—9.00%, 4/20/11		2,631	2,197,175
11.85%, 4/20/12		1,000	450,000

			2,647,175

Brokerage–0.0%
Ameritrade Term Loan
6.35%, 12/31/12(a)		1,000	956,190

			956,190

Finance–0.3%
Blue Pearl USA, Ltd.
10.11%, 9/30/12		1,486	1,478,298
First Data Corp.
7.58%—7.63%, 9/24/14–9/30/17		8,977	8,516,635
Gartmore Investment Management
6.90%, 5/30/14		1,860	1,743,412

13	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Invenergy
7.83%, 4/17/14	$3,483	$3,447,675
LPL Holdings
6.83%, 6/14/12	1,968	1,883,984
Natural Products Group
7.08%—7.45%, 3/05/14	995	763,165

		17,833,169

Financial-Other–0.1%
Chrysler Financial
9.00%, 8/03/12	3,067	2,942,074
Grosvenor Capital Management
7.12%—7.26%, 11/29/13	973	939,366
Peach Holding, Inc.
8.58%—8.60%, 11/21/13	975	926,250

		4,807,690

Real Estate Investment Trust–0.1%
Capital Automotive REIT
6.98%, 12/16/10(a)	861	839,963
Crescent Resources, LLC
8.03%, 11/01/12	5,900	5,236,250
Landsource Communities
7.62%—9.00%, 2/26/14	2,244	1,761,184

		7,837,397

		34,081,621

Industrial–4.5%
Basic–0.5%
Blitz 06-103 GMBH
7.61%, 12/04/13(a)	2,475	2,378,054
Bluegrass Container Co.
10.36%, 12/30/13	3,000	3,005,640
Celanese Holdings, LLC
6.98%, 4/02/14	2,000	1,930,840
Georgia Pacific Corp.
6.58%—6.95%, 12/20/12	3,192	3,038,079
Hexion Specialty
7.12%—7.50%, 5/04/13	4,442	4,290,900
John Maneely Co.
8.13%—8.50%, 12/06/13	6,351	5,649,550
Newpage Corp.
8.69%, 12/14/14	1,700	1,686,536
Tegrant Corp.
10.35%, 2/15/15	600	504,000

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	14

	Principal Amount (000)	U.S. $ Value
Univar Corp.
7.89%, 11/30/14	$2,000	$1,960,000

		24,443,599

Capital Goods–0.5%
Building Materials Corp.
7.33%, 11/10/13	988	839,375
Champion Opco, LLC
7.53%, 5/11/13	1,892	1,702,500
Clarke American Corp.
7.33%—7.70%, 3/09/14	1,548	1,387,812
Dresser, Inc.
7.36%—7.45%, 10/31/13	2,455	2,360,760
Fenwal, Inc.
7.33%, 2/20/14	3,726	3,467,759
Goodyear Engineered Products
7.86%, 7/02/14(a)	2,494	2,365,945
GPS CCMP Merger Corp.
7.86%, 10/31/13	3,455	3,063,445
Ravago Holdings America, Inc.
8.00%, 1/31/14	1,985	1,865,900
Sequa Corp.
8.08%—9.75%, 12/31/14	1,500	1,468,125
Solo Cup Co.
8.38%—8.73%, 2/28/11	636	627,608
United Subcontractor, Inc.
9.00%, 12/27/12	6,188	5,135,642

		24,284,871

Communications—Media–0.5%
Cablevision Systems Corp.
7.11%, 2/24/13	2,211	2,086,786
Cebridge Connections
11.36%, 5/04/15	3,215	2,985,735
Charter Communications Operations
6.99%, 2/14/14	7,750	7,229,123
Idearc, Inc.
6.83%, 11/17/14	3,564	3,387,154
Nielsen Finance LLC
7.14%—7.49%, 8/09/13	3,000	2,838,750
Sirius Computer Solutions
8.11%, 11/30/12	1,739	1,638,863
Thompson Learning
8.11%, 7/05/14(a)	2,494	2,354,723

15	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Tribune Company
7.91%, 5/14/14	$493	$418,099
Univision Communications, Inc.
7.09%—7.21%, 8/15/14	5,000	4,550,000

		27,489,233

Communications—Telecommunications–0.3%
Alltel Communications, Inc.
7.78%, 5/16/15	3,491	3,362,737
Cellnet Group, Inc.
6.86%—7.45%, 7/24/11	2,000	1,920,978
Cequel Communications Term Loan B
7.24%—10.91%, 3/30/14	1,150	1,073,525
Level 3 Communications, Inc.
7.49%, 12/01/11	4,500	4,325,625
Proquest CSA, LLC
7.33%—7.87%, 2/07/14	3,823	3,670,400
Telesat Canada
7.84%—8.09%, 10/23/14(a)	2,000	1,949,175

		16,302,440

Consumer Cyclical—Automotive–0.3%
Allison Transmission, Inc.
7.90%—8.00%, 8/27/14	1,500	1,396,335
Ford Motor Co.
8.00%, 11/29/13	4,950	4,573,503
General Motors Corp.
7.62%, 12/16/13	1,241	1,157,044
Lear Corp.
7.33%—7.38%, 4/25/12	2,478	2,398,691
Oshkosh Truck Corp.
6.90%, 12/06/13(a)	4,444	4,254,891
Visteon Corp.
8.38%, 5/31/13	5,000	4,627,500

		18,407,964

Consumer Cyclical—Other–0.2%
Hanesbrands,, Inc.
7.11%, 9/05/13	800	777,504
Metro-Goldwyn-Mayer
8.11%, 4/08/12	1,985	1,836,621
Seminole Tribe of Florida
6.38%—6.75%, 2/20/14	983	964,088
Six Flags Theme Parks, Inc.
7.03%—7.25%, 4/30/15	5,985	5,469,871
Venetian Macau
7.61%, 6/15/11	750	715,193

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	16

	Principal Amount (000)	U.S. $ Value
Wimar Opco LLC
10.50%, 1/03/12	$1,000	$995,210

		10,758,487

Consumer Cyclical—Retailers–0.2%
Mattress Holding Corp.
7.32%—7.41%, 2/21/14	498	447,753
Michaels Stores, Inc.
7.19%—7.63%, 10/31/13	3,482	3,197,725
Neiman Marcus Group, Inc.
7.60%, 4/06/13	3,000	2,880,300
Rite Aid Corp.
6.62%—7.00%, 6/04/14	1,000	933,750
Supervalu, Inc.
6.40%, 6/02/12	995	971,685
Targus Group International
8.27%—8.43%, 11/22/12	2,919	2,641,815

		11,073,028

Consumer Non-Cyclical–0.7%
Aramark Corp.
6.71%, 1/26/14	132	125,646
7.20%, 1/26/14	1,853	1,760,702
Best Brands Corp.
9.14%—10.23%, 12/18/12	896	813,067
Carestream Health, Inc.
6.83%—7.32%, 4/30/13	983	902,309
Community Health Systems, Inc.
Delayed Draw
7.61%, 7/01/14	186	178,519
Term Loan B
7.61%, 7/01/14	3,691	3,549,549
Constellation Brands, Inc.
6.43%—6.69%, 6/05/13	1,750	1,699,442
HCA, Inc.
7.08%, 11/07/13	5,941	5,708,261
Health Management Associates
6.58%—6.60%, 2/28/14	1,995	1,860,733
IM US Holdings, LLC
7.36%, 6/26/14(a)	1,990	1,895,475
Manor Care, Inc.
9.00%, 11/30/14	1,500	1,430,625
Mylan Laboratories, Inc.
8.13%—8.31%, 10/02/14	1,500	1,483,500
Spectrum Brands, Inc.
8.91%, 3/30/13	1,000	965,000

17	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Sun Healthcare Group, Inc.
6.85%—7.38%, 1/15/08–4/12/14	$2,920	$2,718,171
Talecris Biotherapeutics Holdings Corp.
8.38%—11.38%, 12/06/13–12/01/14(a)	9,940	9,855,525

		34,946,524

Energy–0.3%
Ashmore Energy International
7.83%—8.20%, 3/30/12–3/30/14(a)	1,981	1,886,757
ATP Oil & Gas Corp.
8.29%—8.89%, 4/30/10	940	925,683
CDX Gas LLC
11.39%, 3/31/13(a)	5,000	4,700,000
Dalbo, Inc.
8.39%—9.50%, 10/31/14	3,000	2,955,000
Endeavor
11.91%, 11/01/11	3,000	3,030,000

		13,497,440

Industrial Other–0.1%
Education Management LLC
6.63%, 5/26/13	3,091	2,936,364

		2,936,364

Services–0.5%
Harlan Sprague Dawley, Inc.
7.75%—8.75%, 7/31/14	2,287	2,212,607
Koosharem Corp.
8.11%—8.21%, 7/31/14	1,995	1,695,750
N.E.W. Holdings LLC
7.38%—7.74%, 5/18/14	1,964	1,816,617
On Assignment, Inc.
7.08%, 1/29/13	1,406	1,356,782
PGT Industries, Inc.
7.93%—8.52%, 2/14/12(a)	2,034	1,769,541
Sabre, Inc.
6.96%, 9/30/14	4,859	4,409,577
Sitel LLC
Clientlogic Corp.
7.85%, 1/30/14	5,111	4,561,271
Tandus Corp.
7.40%—7.74%, 5/30/14	1,995	1,815,450
TDS Investor Corp.
Zero coupon, 8/22/13	2,334	2,207,744
1.00%, 8/22/13	468	444,020

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	18

	Principal Amount (000)	U.S. $ Value
West Corp.
7.24%—7.47%, 10/18/13	$5,188	$4,931,531

		27,220,890

Technology–0.4%
Dealer Computer Services, Inc.
6.84%—10.34%, 10/26/12	8,149	7,916,529
Freescale Semiconductor, Inc.
6.98%, 12/02/13	1,990	1,838,017
Infor Enterprise Solutions Holdings, Inc.
8.58%, 7/28/12	2,963	2,790,970
IPC Systems, Inc.
7.09%, 5/11/14–5/10/15	2,997	2,414,523
Marvell Technology Group, Ltd.
7.33%, 11/06/09	2,467	2,393,172
Sorenson Communications, Inc.
11.83%, 1/31/14	2,484	2,496,531
Sungard Data System, Inc.
6.90%, 2/11/13	2,215	2,134,941

		21,984,683

Transportation—Airlines–0.0%
Delta Air Lines
8.08%, 4/30/14	1,592	1,513,069

		1,513,069

		234,858,592

Utilities–0.4%
Electric–0.2%
Calpine Corp.
7.08%, 3/12/09(a)	1,985	1,930,135
Firstlight Power Resources, Inc
7.37%—7.43%, 11/01/13	871	827,285
Northeast Biofuels, LLC
8.08%—8.50%, 6/20/13–6/30/13	3,805	3,386,341
TXU Corp.
8.57%, 10/10/14–10/31/14	4,700	4,609,265

		10,753,026

Utility—Natural Gas–0.1%
Infrastrux Group, Inc.
9.32%, 11/03/12	3,596	3,344,379
Kinder Morgan
6.35%, 5/30/14	3,995	3,969,237

		7,313,616

19	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Utility-Other–0.1%
GBGH LLC
11.75%, 8/07/13	$2,970	$2,970,000

		2,970,000

		21,036,642

Total Bank Loans (cost $306,749,033)		289,976,855

ASSET-BACKED SECURITIES–3.1%
CREDIT CARDS—FLOATING RATE–0.8%
American Express Credit Account Master Trust
Series 2005-1 Class A
5.058%, 10/15/12(a)(b)	9,305	9,257,051
MBNA Credit Card Master Note Trust
Series 2001-A5 Class A5
5.238%, 3/15/11(a)(b)	30,140	30,154,238

		39,411,289

HOME EQUITY LOANS—FIXED RATE–0.2%
Citifinancial Mortgage Securities, Inc.
Series 2003-1 Class AFPT
3.36%, 1/25/33(a)	3,215	2,607,855
Home Equity Mortgage Trust
Series 2005-4 Class A3
4.742%, 1/25/36(a)	3,224	2,579,807
Series 2006-1 Class A2
5.367%, 5/25/36(a)	4,135	2,070,083
Residential Funding Mortgage Securities II
Series 2005-HI2 Class A3
4.46%, 5/25/35(a)	3,137	3,115,608

		10,373,353

HOME EQUITY LOANS—FLOATING RATE–1.8%
Asset Backed Funding Certificates
Series 2003-WF1 Class A2
5.615%, 12/25/32(a)(b)	3,555	3,281,689
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1 Class 1A
1 5.015%, 4/25/22(a)(b)	287	261,432
Series 2007-HE3 Class M1
5.315%, 4/25/37(a)(b)	10,375	6,672,162
Credit-Based Asset Servicing & Securities Trust
Series 2005-CB7 Class AF2
5.147%, 11/25/35(a)(b)	4,211	4,169,507

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	20

	Principal Amount (000)	U.S. $ Value
GE-WMC Mortgage Securities LLC
Series 2005-2 Class A2B
5.035%, 12/25/35(a)(b)	$7,406	$7,281,302
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3 Class A1
5.209%, 1/20/35(a)(b)	5,067	4,658,302
Home Equity Loan Trust
Series 2007-FRE1 Class 2AV2
5.025%, 4/25/37(a)(b)	15,685	13,908,188
HSI Asset Securitization Corp. Trust
Series 2006-OPT2 Class 2A1
4.945%, 1/25/36(a)(b)	1,235	1,224,849
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1 Class A2A
4.985%, 4/25/37(a)(b)	17,167	16,703,130
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS Class A1
4.985%, 10/25/46(a)(b)	12,921	12,576,006
Option One Mortgage Loan Trust
Series 2006-3 Class M1
5.095%, 2/25/37(a)(b)	6,080	2,736,000
Residential Asset Mortgage Products, Inc.
Series 2005-RS3 Class AIA2
5.035%, 3/25/35(a)(b)	2,729	2,582,469
Series 2005-RZ1 Class A2
5.065%, 4/25/35(a)(b)	5,764	5,607,639
Residential Asset Securities Corp.
Series 2003-KS3 Class A2
5.465%, 5/25/33(a)(b)	383	349,279
Saxon Asset Securities Trust
Series 2005-4 Class A2B
5.045%, 11/25/37(a)(b)	2,362	2,349,010
Soundview Home Equity Loan Trust
Series 2007-OPT3 Class 2A2
4.995%, 8/25/37(a)(b)	9,200	8,813,315
Specialty Underwriting & Residential Finance
Series 2006-BC1 Class A2A
4.945%, 12/25/36(a)(b)	1,495	1,482,086
Structured Asset Investment Loan Trust
Series 2006-1 Class A1
4.945%, 1/25/36(a)(b)	676	672,056

		95,328,421

21	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
OTHER - FIXED RATE–0.1%
DB Master Finance, LLC
Series 2006-1 Class A2
5.779%, 6/20/31(a)(c)	$3,700	$3,643,141

		3,643,141

OTHER—FLOATING RATE–0.2%
Halcyon Securitized Products Investors CDO, Ltd.
Series 2007-1A Class A2
5.879%, 5/13/46(a)(b)(c)	2,700	324,000
Neapolitan Segregated Portfolio
Series 2007-1A Class I
5.845%, 3/30/46(a)(b)(c)	6,005	1,201,000
Petra Cre Cdo
Series 2007-1A Class C
5.965%, 2/25/47(a)(b)(c)	7,100	6,200,295
SLM Student Loan Trust
Series 2003-C Class A1
5.091%, 9/15/16(a)(b)	4,141	4,115,652

		11,840,947

Total Asset-Backed Securities (cost $183,073,784)		160,597,151

EMERGING MARKETS—NON-INVESTMENT GRADE–2.9%
GOVERNMENT-RELATED—SOVEREIGNS–2.9%
Republic of Brazil
8.25%, 1/20/34(a)	53,320	67,263,180
Republic of Panama
8.875%, 9/30/27(a)	8,675	11,255,813
9.375%, 4/01/29(a)	8,625	11,773,125
Republic of Peru
7.35%, 7/21/25(a)	15,978	18,135,030
8.75%, 11/21/33(a)	15,050	19,941,250
Republic of Philippines
8.25%, 1/15/14(a)	19,527	21,997,165
8.875%, 3/17/15(a)	3,338	3,927,157

Total Emerging Markets—Non-Investment Grade (cost $144,696,305)		154,292,720

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	22

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE–1.5%
CORPORATES–1.5%
Financial Institutions–0.2%
Insurance–0.1%
Liberty Mutual Group
7.80%, 3/15/37(a)(c)	$6,060	$5,353,404

		5,353,404

Real Estate Investment Trust–0.1%
American Real Estate
7.125%, 2/15/13(a)(c)	1,275	1,198,500
AMR Real Estate Ptr/Fin
7.125%, 2/15/13(a)	1,435	1,348,900

		2,547,400

		7,900,804

Industrial–1.0%
Basic–0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16(a)(c)	3,550	3,159,500
Packaging Corp. of America
5.75%, 8/01/13(a)	4,135	4,225,904

		7,385,404

Communications—Media–0.3%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12(a)	3,675	3,564,750
Clear Channel Communications, Inc.
5.50%, 9/15/14(a)	8,805	6,711,479
DirecTV Holdings LLC
6.375%, 6/15/15(a)	3,525	3,384,000
EchoStar DBS Corp.
6.625%, 10/01/14(a)	1,415	1,407,925
7.125%, 2/01/16(a)	3,675	3,748,500

		18,816,654

Communications—Telecommunications–0.1%
Qwest Communications International, Inc.
7.50%, 2/15/14(a)	3,290	3,281,775

		3,281,775

Consumer Cyclical—Automotive–0.2%
Ford Motor Credit Co.
6.625%, 6/16/08(a)	5,310	5,232,633

23	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
General Motors Corp.
8.25%, 7/15/23(a)	$5,425	$4,312,875

		9,545,508

Consumer Cyclical—Other–0.1%
Harrah’s Operating Co., Inc.
5.625%, 6/01/15(a)	2,445	1,784,850
5.75%, 10/01/17(a)	959	649,723
6.50%, 6/01/16(a)	2,870	2,138,150
MGM MIRAGE
8.375%, 2/01/11(a)	3,245	3,318,012

		7,890,735

Consumer Non-Cyclical–0.1%
Tyson Foods, Inc.
8.25%, 10/01/11(a)	3,460	3,759,242

		3,759,242

Transportation—Services–0.1%
Hertz Corp.
Class A
8.875%, 1/01/14(a)	3,040	3,081,800

		3,081,800

		53,761,118

Utilities–0.3%
Electric–0.3%
Dynegy Holdings, Inc.
8.375%, 5/01/16(a)	5,370	5,249,175
Edison Mission Energy
7.00%, 5/15/17(a)	3,955	3,885,787
NRG Energy, Inc.
7.25%, 2/01/14(a)	5,035	4,909,125
7.375%, 2/01/16(a)	2,985	2,910,375

		16,954,462

		16,954,462

Total Corporates—Non-Investment Grade (cost $82,057,804)		78,616,384

GOVERNMENT-RELATED—NON-US ISSUERS–1.4%
GOVERNMENT-RELATED—SOVEREIGNS–1.4%
Russian Federation
7.50%, 3/31/30(a)(c) (cost $68,481,980)	62,954	71,610,289

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	24

Company	Shares or Principal Amount (000)	U.S. $ Value
Total Government-Related—Non-US Issuers (cost $68,481,980)		71,610,289

MORTGAGE CMOS–1.1%
AGENCY ADJUSTABLE RATE–0.0%
Fannie Mae Grantor Trust
Series 2004-T5 Class AB4
6.121%, 5/28/35(a)(b)	$1,605	$1,328,553

		1,328,553

NON-AGENCY ADJUSTABLE RATE–0.4%
Countrywide Alternative Loan Trust
Series 2005-62 Class 2A1
5.788%, 12/25/35(a)(b)	6,453	6,105,599
JPMorgan Alternative Loan Trust
Series 2006-S1 Class 3A1
4.975%, 3/25/36(a)(b)	2,423	2,364,580
Morgan Stanley Structured Trust
Series 2007-1 Class A2
5.055%, 6/25/37(a)(b)	9,105	8,301,201
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5 Class 1A1
5.295%, 10/19/34(a)(b)	5,342	5,002,306

		21,773,686

NON-AGENCY FIXED RATE–0.7%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1 Class 1A1
5.084%, 6/26/35(a)(c)	11,065	10,988,317
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9 Class 2A1A
5.134%, 12/25/35(a)(b)	12,476	12,329,662
Residential Accredit Loans, Inc.
Series 2007-QS1 Class 1A1
6.00%, 1/25/37(a)	13,152	13,554,186

		36,872,165

Total Mortgage CMOS (cost $61,508,321)		59,974,404

PREFERRED STOCKS–0.2%
Federal National Home Loan Mortgage Corp.
8.375%(a)	186	4,856,709
Federal National Mortgage Association
8.25%(a)	280	7,217,725

25	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Total Preferred Stocks (cost $11,650,625)		12,074,434

SHORT-TERM INVESTMENTS–2.5%
Agency Discount Notes–2.3%
Federal Home Loan Bank Discount Notes
zero coupon%, 1/02/08	$120,500	$120,492,050

		120,492,050

TIME DEPOSITS–0.2%
State Street Euro Dollar
3.60%, 1/02/08	8,000	8,000,000

		8,000,000

Total Short-Term Investments (cost $128,492,050)		128,492,050

Total Investments – 86.5% (cost $4,542,898,328)		4,524,845,250
Other assets less liabilities – 13.5%		705,166,061

Net Assets – 100%		$5,230,011,311

INTEREST RATE SWAP CONTRACTS

	RATE TYPE
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation
Lehman Brothers	107,000	1/23/08	3 month LIBOR	†	4.778%	$1,135,491
Lehman Brothers	49,000	12/04/11	3 month LIBOR	†	4.850%	1,382,423
Lehman Brothers	501,685	11/28/17	3 month LIBOR	†	4.723%	5,158,900

†	LIBOR (London Interbank Offered Rate).

FORWARD CURRENCY EXCHANGE CONTRACTS

		Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Purchase Contracts
Swedish Krona	Settling 01/17/08	319,802	$48,907,593	$49,489,029	$581,436
Sale Contracts
Japanese Yen	Settling 01/08/08	29,546,097	269,541,829	264,711,640	4,830,189
Mexican Peso	Settling 01/28/08	1,101,554	100,287,130	100,733,755	(446,625)
Polish Zloty	Settling 03/06/08	129,902	51,971,266	52,747,041	(775,775)
Swedish Krona	Settling 01/17/08	319,802	49,937,050	49,489,030	448,020

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation
Purchased
U.S. Treasury Bonds
Futures	2024	March 2008	$238,155,683	$235,543,000	$(2,612,683)
U.S. Treasury Notes
10 Yr Futures	3,338	March 2008	377,564,736	378,497,906	933,170
Sold
U.S. Treasury Notes
5 Yr Futures	2,080	March 2008	228,956,468	229,385,000	(428,532)

					(2,108,045)

Currency Abbreviations:

JPY—Japanese Yen

MXN—Mexican Peso

PLN—Polish Zloty

(a)	Positions, or portion thereof, with an aggregate market value of $4,141,031,951 have been segregated to collateralize open forward currency exchange contracts.
(b)	Variable rate coupon, rate shown as of December 31, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $188,290,961 or 3.6% of net assets.
(d)	Represents entire or partial position segregated as collateral for open future contracts.
(e)	Represents entire or partial position segregated as collateral for interest rate swaps.
(f)	At December 31, 2007, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,531,428 and gross unrealized depreciation of investments was $73,584,506, resulting in net unrealized depreciation of $18,053,078 (excluding foreign currency transactions, swaps and futures transactions).
(g)	The amount of U.S. $544,594 has been segregated as collateral for the financial futures contracts outstanding at December 31, 2007.

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	26

The Portfolio currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2007, the Portfolio’s total exposure to subprime investments was 2.21%. These investments are valued in accordance with the Fund’s Valuation Policies.

27	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
U.S. TREASURIES - 19.9%
U.S. Treasury Bond
4.50%, 5/15/17 (a)	$9,055	$9,385,363
4.75%, 8/15/17	13,875	14,654,386
U.S. Treasury Notes
4.625%, 11/30/08	36,685	37,134,978
4.75%, 12/31/08	15,465	15,682,469

Total U.S. Treasuries (cost $75,982,878)		76,857,196

MORTGAGE PASS-THRU’S - 18.3%
Agency ARMS - 13.3%
Federal Home Loan Mortgage Corp.
Series 2006
4.343%, 4/01/35 (b)	2,642	2,634,187
6.154%, 12/01/36 (b)	1,997	2,029,779
Series 2007
5.941% - 5.943%, 11/01/36 - 2/01/37 (b)	6,081	6,178,875
5.975%, 3/01/37 (b)	3,281	3,335,733
6.037% - 6.042%, 3/01/37 - 10/01/37 (b)	5,321	5,401,357
6.101%, 1/01/37 (b)	3,024	3,080,301
Federal National Mortgage Association
Series 2005
4.807%, 7/01/35 (b)	689	694,587
6.897%, 1/01/36 (b)	1,160	1,177,427
Series 2006
5.463%, 5/01/36 (b)	1,845	1,872,904
5.753%, 10/01/36 (b)	1,875	1,909,223
5.799%, 3/01/36 (b)	3,473	3,535,164
5.86%, 10/01/36 (b)	1,959	1,993,361
5.915% - 5.916%, 6/01/36 (b)	5,156	5,260,657
Series 2007
5.528%, 3/01/37 (b)	1,720	1,738,648
5.747%, 12/01/36 (b)	1,729	1,760,070
5.773%, 1/01/37 (b)	4,764	4,851,921
5.79%, 8/01/37 (b)	4,095	4,180,154

		51,634,348

Non-Agency ARMS - 2.3%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.40%, 2/25/36 (c)	2,092	2,029,652
Series 2007-1, Class 21A1
5.728%, 1/25/47 (c)	3,007	2,905,524
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.11%, 5/25/35 (c)	1,529	1,492,666
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.228%, 5/25/36 (c)	908	907,041
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.235%, 8/25/35 (c)	1,545	1,520,005

		8,854,888

Fixed Rate 30-Year - 1.8%
Federal Gold Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37	6,184	6,427,753
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	473	505,047

		6,932,800

Fixed Rate 15-Year - 0.9%
Federal Gold Loan Mortgage Corp.
Series 2001
9.00%, 3/17/08	1	633
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	252	263,593
Series 2001
6.00%, 11/01/16 - 12/01/16	1,412	1,447,075
Series 2002
6.00%, 2/01/17	1,249	1,279,956
8.00%, 8/01/16	439	461,733

		3,452,990

Total Mortgage Pass-Thru’s (cost $70,483,944)		70,875,026

CORPORATES - INVESTMENT GRADES - 16.0%
Financial Institutions - 9.1%
Banking - 4.4%
Bank of America Corp.
3.375%, 2/17/09	880	868,609
BB&T Corp.
6.50%, 8/01/11	890	929,468
Citigroup, Inc.
3.625%, 2/09/09	1,945	1,918,927
Credit Suisse USA, Inc.
4.70%, 6/01/09	1,945	1,945,652

Marshall & Ilsley Corp.
4.375%, 8/01/09	1,507	1,492,397
Morgan J P & Co., Inc.
6.25%, 1/15/09	1,795	1,816,673
National City Bk of Ohio
6.25%, 3/15/11	1,895	1,948,666
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (c)	230	237,299
UBS Preferred Funding Trust I
8.622%, 10/01/10 (c)	404	435,340
Royal Bank of Scotland Group PLC
6.40%, 4/01/09	711	723,960
US Bancorp
5.30%, 4/28/09	1,920	1,939,240
Wachovia Corp.
5.625%, 12/15/08	837	835,374
Wells Fargo & Co.
3.125%, 4/01/09	1,969	1,930,483

		17,022,088

Brokerage - 1.2%
The Bear Stearns Co., Inc.
7.625%, 12/07/09	1,900	1,953,153
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09	800	833,799
Morgan Stanley
5.05%, 1/21/11	1,945	1,944,782

		4,731,734

Finance - 2.1%
American Express Co.
4.75%, 6/17/09	873	873,261
Capital One Bank
5.00%, 6/15/09	1,220	1,208,776
Capital One Financial Corp.
6.75%, 9/15/17	118	113,176
CIT Group, Inc.
3.375%, 4/01/09	2,015	1,941,640
General Electric Capital Corp.
3.125%, 4/01/09	1,975	1,948,839
Household Finance Corp.
4.125%, 12/15/08	1,960	1,942,053

		8,027,745

Insurance - 0.9%
Allstate Life Global Funding Trusts
4.50%, 5/29/09	852	854,674
UnitedHealth Group, Inc.
4.125%, 8/15/09	713	708,771
WellPoint, Inc.
4.25%, 12/15/09	1,900	1,877,945

		3,441,390

REITS - 0.5%
Simon Property Group LP
5.00%, 3/01/12	1,940	1,892,297

		35,115,254

Industrial - 5.4%
Basic - 0.1%
Celulosa Arauco Y Constitucion
8.625%, 8/15/10	443	483,612

Capital Goods - 0.5%
Caterpillar Financial Services
4.50%, 6/15/09	1,020	1,020,370
Illinois Tool Works, Inc.
5.75%, 3/01/09	773	786,031

		1,806,401

Communications - Media - 0.5%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	1,860	1,896,147

Communications - Telecommunications - 1.5%
AT&T, Inc.
4.125%, 9/15/09	1,955	1,942,568
Nextel Communications, Inc.
Series E
6.875%, 10/31/13	1,992	1,962,363
Vodafone Group PLC
7.75%, 2/15/10	1,800	1,898,800

		5,803,731

Consumer Cyclical - Retailers - 0.1%
Limited Brands, Inc.
6.90%, 7/15/17	249	240,584

Consumer Non-Cyclical - 1.0%
Abbott Laboratories
3.50%, 2/17/09	953	940,501
Cia Brasileira De Bebida
8.75%, 9/15/13	667	758,713
Kraft Foods, Inc.
4.125%, 11/12/09	481	476,851
Baxter FinCo BV
4.75%, 10/15/10	1,690	1,698,712

		3,874,777

Energy - 0.7%
ConocoPhillips
6.375%, 3/30/09	831	849,349
Vastar Resources, Inc.
6.50%, 4/01/09	1,875	1,923,233

		2,772,582

Technology - 0.3%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	500	505,578
International Business Machines Corp.
5.375%, 2/01/09	840	851,885

		1,357,463

Transportation - Railroads - 0.2%
Norfolk Southern Corp.
6.20%, 4/15/09	805	821,958

Transportation - Services - 0.5%
FedEx Corp.
3.50%, 4/01/09	1,970	1,938,169

		20,995,424

Utility - 1.5%
Electric - 1.5%
Constellation Energy Group, Inc.
6.125%, 9/01/09	1,880	1,917,156
Pacific Gas & Electric Co.
3.60%, 3/01/09	1,950	1,928,917
PPL Electric Utilities Corp.
6.25%, 8/15/09	1,870	1,915,450

		5,761,523

Total Corporates - Investment Grades (cost $61,896,095)		61,872,201

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.1%
Non-Agency Fixed Rate CMBS - 10.0%
Banc of America Commercial Mortgage, Inc.
Series 2007-5
5.492%, 10/10/17	1,200	1,202,748
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36	4,331	4,549,641
Series 2007-PW18, Class A4
5.70%, 6/11/50	1,000	1,030,249
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	1,000	987,841
First Union-Lehman Brothers-Bank of America
Series 1998-C2, Class A2
6.56%, 11/18/35	2,379	2,376,986
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	2,550	2,536,682
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	3,300	3,255,226

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	2,030	1,992,603
Series 2005-LDP5, Class A2
5.198%, 12/15/44	2,800	2,802,015
Series 2006-CB17, Class A4
5.429%, 12/12/43	1,000	999,482
Series 2007-LD11, Class C
6.007%, 6/15/49	2,570	2,321,036
LB-UBS Commercial Mortgage Trust
Series 2003-C5, Class A3
4.254%, 7/15/27	3,535	3,475,949
Series 2004-C7, Class A2
3.992%, 10/15/29	5,385	5,308,774
Series 2007-C7, Class A3
5.866%, 9/15/45	1,100	1,137,856
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	2,266	2,271,311
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class C
5.929%, 6/15/49	2,500	2,198,565

		38,446,964

Non-Agency Adjustable Rate CMBS - 3.1%
Commercial Mortgage Pass-Through Certificates
Series 2007-FL14, Class C
5.33%, 6/15/22 (b)(d)	2,569	2,479,172
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
5.498%, 10/15/21 (b)(d)	2,000	1,967,829
Series 2007-TFLA, Class A2
5.148%, 2/15/22 (b)(d)	3,000	2,910,071
Morgan Stanley Capital I
Series 2005-XLF, Class G
5.398%, 8/15/19 (b)(d)	2,645	2,598,712
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
5.428%, 9/15/21 (b)(d)	1,300	1,223,764
Series 2007-WHL8, Class E
5.428%, 6/15/20 (b)(d)	1,000	888,232

		12,067,780

Total Commercial Mortgage-Backed Securities (cost $51,481,156)		50,514,744

ASSET-BACKED SECURITIES - 10.9%
Home Equity Loans - Fixed Rate - 4.8%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	1,370	1,258,334

Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	1,272	1,031,602
Series 2004-1, Class AF2
2.645%, 4/25/34	469	449,456
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	1,400	1,160,792
Credit-Based Asset Servicing and Securities Trust
Series 2003-CB3, Class AF1
2.879%, 12/25/32	933	778,588
Series 2005-CB4, Class AF2
4.751%, 8/25/35	3,403	3,323,049
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (c)(d)	1,200	1,170,928
Series 2007-CB4, Class A2A
5.844%, 4/25/37	1,031	1,020,852
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (d)	2,100	2,034,937
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	1,332	760,045
Household Home Equity Loan Trust
Series 2007-1, Class A2F
5.60%, 3/20/36	2,610	2,507,612
Morgan Stanley Mortgage Loan Trust
Series 2006-11, Class 1A2
6.354%, 8/25/36	2,070	2,047,396
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (d)	95	71,184
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (d)	895	886,599

		18,501,374

Home Equity Loans - Floating Rate - 3.9%
ACE Securities Corp.
Series 2003-OP1, Class A2
5.225%, 12/25/33 (b)	213	158,033
BNC Mortgage Loan Trust
Series 2007-2, Class M5
5.765%, 5/25/37 (b)	420	126,000

Countrywide Asset-Backed Certificates
Series 2003-BC1, Class A1
5.665%, 3/25/33 (b)	240	225,523
Series 2007-10, Class 2A2
4.985%, 6/25/30 (b)	850	753,194
Home Equity Mortgage Trust
Series 2005-3, Class M1
5.405%, 11/25/35 (b)	3,641	3,277,041
Household Home Equity Loan Trust
Series 2006-1, Class M1
5.229%, 1/20/36 (b)	963	789,267
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
4.945%, 1/25/36 (b)	776	768,961
Irwin Home Equity
Series 2005-C, Class 2A1
5.115%, 4/25/30 (b)	355	353,670
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
5.065%, 6/25/37 (b)(d)	1,200	1,151,813
Lehman XS Trust
Series 2006-3, Class M1
5.315%, 3/25/36 (b)	1,150	861,642
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-5, Class 2A1
5.565%, 10/25/37 (b)	1,622	1,594,170
Newcastle Mortgage Securities Trust
Series 2006-1, Class A2
4.985%, 3/25/36 (b)	1,840	1,809,049
Novastar Home Loan Equity
Series 2007-2, Class M1
5.165%, 9/25/37 (b)	1,650	1,110,120
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class M6
6.065%, 6/25/37 (b)	400	85,636
Wells Fargo Home Equity Trust
Series 2006-1, Class A2
4.955%, 5/25/36 (b)	1,600	1,520,012

		15,041,723

Autos - Floating Rate - 1.8%
Carat 2007-sn2 A2
6.03%, 1/15/10 (d)	2,000	1,995,100
Ford Credit Auto Owner Trust
Series 2007-B, Class A3B
5.368%, 11/15/11 (b)	2,000	1,983,438
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
5.019%, 4/20/13 (b)	3,000	2,973,762

		6,952,300

Other - Floating Rate - 0.6%
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
5.879%, 5/13/46 (b)(d)(f)	225	27,000
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
5.893%, 4/09/47 (b)(d)(f)	1,400	140,000
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
4.52%, 2/25/42 (b)(d)	1,400	1,341,361
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
5.845%, 3/30/46 (b)(d)(f)	400	80,000
Petra CRE CDO Ltd.
Series 2007-1A, Class C
5.965%, 2/25/47 (b)(d)	635	554,533

		2,142,894

Total Asset-Backed Securities (cost $49,475,999)		42,180,699

MORTGAGE CMO’S - 8.9%
Non-Agency Fixed Rate - 4.5%
American Home Mortgage Investment Trust
Series 2004-3, Class MF1
5.35%, 10/25/34	1,690	1,613,114
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36 (c)	919	918,163
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.054%, 6/26/35 (d)	920	913,442
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36 (c)	1,092	1,045,967
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36 (c)	2,980	2,984,287
Residential Accredit Loans, Inc.
Series 2007-QS1, Class 1A1
6.00%, 1/25/37	5,892	6,071,591
Series 2007-QS1, Class 2A10
6.00%, 1/25/37	2,212	2,218,228
Structured Asset Securities Corp.
Series 2006-RM1, Class AIO
5.00%, 8/25/46 (d)(e)	3,851	768,852
Series 2007-RM1, Class AI0
5.00%, 5/25/47 (d)(e)	3,979	876,447

		17,410,091

Non-Agency Adjustable Rate - 3.9%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
6.435%, 9/25/45 (b)	794	783,772
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.788%, 12/25/35 (b)	688	651,354
Series 2006-OA14, Class 3A1
5.638%, 11/25/46 (b)	1,015	955,278
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
5.345%, 2/25/35 (b)	2,453	2,223,072
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
5.055%, 8/25/47 (b)	961	907,766
Deutsche ALT-A Securities, Inc. Mortgage Loan
Series 2005-AR1, Class 1A1
5.175%, 8/25/35 (b)	868	805,828
Lehman XS Trust
Series 2005-5N, Class M2
5.515%, 11/25/35 (b)	575	457,592
Series 2007-2N, Class M1
5.205%, 2/25/37 (b)	1,400	970,630
Merrill Lynch Mortgage Investors, Inc.
Series 2003-F, Class A1
5.185%, 10/25/28 (b)	1,781	1,731,873
Series 2004-A, Class A1
5.095%, 4/25/29 (b)	1,447	1,400,265
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
5.095%, 5/25/35 (b)	187	158,284
Series 2005-9, Class 2A1
6.062%, 5/25/35 (b)	606	566,190
Washington Mutual Mortgage Pass Through
Series 2006-AR11, Class 1A
5.748%, 9/25/46 (b)	1,103	1,026,360
Series 2006-AR11, Class 3A1A
5.708%, 9/25/46 (b)	713	673,050
Series 2006-AR4, Class 1A1B
5.728%, 5/25/46 (b)	799	745,863
Series 2007-OA1, Class A1A
5.488%, 2/25/47 (b)	1,409	1,315,128

		14,914,713

Agency Adjustable Rate - 0.2%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
5.428%, 7/15/23 (b)	980	974,470

Agency Fixed Rate - 0.1%
Government National Mortgage Association
Series 2006-51, Class IO
0.959%, 8/16/46 (c)(e)	11,722	512,220

Total Mortgage CMO’s (cost $34,472,774)		34,269,086

GOVERNMENT-RELATED - U.S. AGENCIES - 4.4%
Agency Debentures - 4.4%
Federal Home Loan Mortgage Corp.
Series 2005
3.875%, 6/15/08 (cost $16,940,376)	17,000	16,940,857

INFLATION-LINKED SECURITIES - 2.0%
U.S. Treasury Notes
3.875%, 1/15/09 (TIPS) (cost $7,668,602)	7,593	7,816,718

SHORT-TERM INVESTMENTS - 5.8%
Agency Discount Notes - 2.9%
Federal Home Loan Bank
Zero Coupon, 1/02/08	11,300	11,299,255

Commercial Paper - 2.9%
American General Financial Corp.
Zero Coupon, 1/10/08	3,026	3,022,444
Citigroup Funding Inc.
Zero Coupon, 1/10/08	4,000	3,995,300
Royal Bank Of Scotland PLC
Zero Coupon, 1/09/08	4,000	3,995,618

		11,013,362

Total Short-Term Investments (cost $22,312,617)		22,312,617

Total Investments - 99.3% (cost $390,714,441)		383,639,144
Other assets less liabilities - 0.7%		2,806,856

Net Assets - 100.0%		$386,446,000

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	227	March 2008	$25,646,330	$25,739,672	$93,342

Sold Contracts
U.S. T-Note 2 Yr Futures	190	March 2008	$39,960,590	$39,947,500	$13,090

					$106,432

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $414,592.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.
(c)	Variable rate coupon, rate shown as of December 31, 2007.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $24,079,976 or 6.2% of net assets.
(e)	IO - Interest Only
(f)	Illiquid security, valued at fair value. (See note A)

Glossary:

TIPS	-	Treasury Inflation Protected Security

The Portfolio currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2007, the Portfolio’s total exposure to subprime investments was 8.22%. These investments are valued in accordance with the Fund’s Valuation Policies.

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENT-RELATED - U.S. AGENCIES - 42.0%
Agency Debentures - 42.0%
Federal Home Loan Bank
3.00%, 4/15/09	$1,405	$1,391,175
3.875%, 8/22/08	1,700	1,695,323
4.25%, 11/20/09	1,690	1,710,538
4.625%, 11/21/08	1,700	1,707,468
4.75%, 4/24/09	6,145	6,221,124
5.125%, 6/13/08	4,500	4,511,952
5.375%, 8/19/11	6,825	7,201,358
Series 676
5.50%, 1/28/08	4,200	4,202,486
Federal National Mortgage Association
3.80%, 1/18/08	250	249,906
5.00%, 2/16/12	1,000	1,042,034
5.75%, 2/15/08	4,660	4,665,979
Series 2006
5.00%, 2/27/08	1,260	1,261,335

Total Government-Related - U.S. Agencies (cost $35,393,414)		35,860,678

U.S. TREASURIES - 32.5%
U.S. Treasury Bond
4.50%, 5/15/17	7,179	7,440,919
4.75%, 8/15/17	2,025	2,138,748
U.S. Treasury Note
4.50%, 5/15/10	2,420	2,500,729
U.S. Treasury Notes
3.50%, 8/15/09	9,968	10,034,198
3.75%, 5/15/08	3,200	3,203,750
4.875%, 5/15/09	1,200	1,228,313
5.00%, 8/15/11	1,150	1,218,281

Total U.S. Treasuries (cost $27,213,964)		27,764,938

MORTGAGE PASS-THRU’S - 6.1%
Fixed Rate 30-Year - 2.8%
Federal Gold Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37	1,259	1,308,854

Federal Home Loan Mortgage Corp.
Series 2007
6.00%, 8/01/37 - 9/01/37	1,053	1,069,213

		2,378,067

Agency ARMS - 2.3%
Federal National Mortgage Association
Series 2006
5.753%, 10/01/36 (a)	375	381,845
Series 2007
5.79%, 8/01/37 (a)	1,566	1,598,586

		1,980,431

Fixed Rate 15-Year - 1.0%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	90	94,140
Series 2001
6.00%, 11/01/16	573	587,141
Series 2002
8.00%, 8/01/16	166	174,858

		856,139

Total Mortgage Pass-Thru’s (cost $5,131,098)		5,214,637

INFLATION-LINKED SECURITIES - 2.6%
U.S. Treasury Notes
3.875%, 1/15/09 (TIPS) (cost $2,142,319)	2,121	2,183,697

MORTGAGE CMO’S - 2.1%
Non-Agency Fixed Rate - 0.9%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.054%, 6/26/35 (b)	183	181,706
Structured Asset Securities Corp.
Series 2003-23H, Class 1A1
5.50%, 7/25/33	659	640,059

		821,765

Non-Agency Adjustable Rate - 0.7%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
6.435%, 9/25/45 (a)	139	137,598
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
5.055%, 8/25/47 (a)	202	190,631
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A, Class A1
5.095%, 4/25/29 (a)	257	249,168

		577,397

Agency Adjustable Rate - 0.5%
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2006-72, Class A1
5.00%, 3/25/36 (a)	454	435,617

Total Mortgage CMO’s (cost $1,908,155)		1,834,779

ASSET-BACKED SECURITIES - 0.3%
Home Equity Loans - Fixed Rate - 0.3%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	300	248,741

Home Equity Loans - Floating Rate - 0.0%
ACE Securities Corp.
Series 2003-OP1, Class A2
5.225%, 12/25/33 (a)	32	24,016

Total Asset-Backed Securities (cost $332,339)		272,757

SHORT-TERM INVESTMENTS - 13.1%
Agency Discount Notes - 9.6%
Federal Home Loan Bank
Zero Coupon, 1/02/08	8,200	8,199,459

Commercial Paper - 3.5%
American General Financial Corp.
Zero Coupon, 1/10/08	1,000	998,825
Citigroup Funding Inc.
Zero Coupon, 1/10/08	1,000	998,825
Royal Bank Of Scotland PLC
Zero Coupon, 1/09/08	1,000	998,904

		2,996,554

Total Short-Term Investments (cost $11,196,013)		11,196,013

Total Investments - 98.7% (cost $83,317,302)		84,327,499
Other assets less liabilities - 1.3%		1,087,211

Net Assets - 100.0%		$85,414,710

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $181,706 or 0.2% of net assets.

Glossary:

TIPS	-	Treasury Inflation Protected Security

The Portfolio currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2007, the Portfolio’s total exposure to subprime investments was 0.32%. These investments are valued in accordance with the Fund’s Valuation Policies.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date:	February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2008